As filed with the Securities and Exchange Commission on September 5, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09303 & 811-09923

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
 (Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  June 30, 2014

Item 1. Report to Stockholders.

June 30, 2014 www.kineticsfunds.com

Semi-Annual Report

The Internet Fund

The Global Fund

The Paradigm Fund

The Medical Fund

The Small Cap Opportunities Fund

The Market Opportunities Fund

The Alternative Income Fund

The Multi-Disciplinary Fund

Each a series of Kinetics Mutual Funds, Inc.

Kinetics Mutual Funds, Inc.

KINETICS MUTUAL FUNDS, INC.
Table of Contents
June 30, 2014

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter

Dear Fellow Shareholders:

We are pleased to present the Kinetics Mutual Funds (“Funds”) Semi-Annual Report for the six-month period ended June 30, 2014. Equity markets have continued to advance during the first half of the year, albeit at a slower pace than in 2013. We believe that this advance is rooted in fundamentals for most companies; however, there are pockets of speculative excesses that have been enabled and encouraged by sustained low borrowing costs. Tempting as they may be, we strongly believe that stocks with speculative valuations should be avoided, as a small change in sentiment and/or earnings momentum can result in large, possibly permanent, losses. This strategy has resulted in modest underperformance for most of the Funds on a year-to-date basis, although we are confident that this is a temporary phenomenon. The Funds (No-Load Class) appreciated as follows during the first half of the year: The Paradigm Fund +4.66%, The Multi-Disciplinary Income Fund +4.90%, The Small Cap Opportunities Fund +3.81%, The Market Opportunities Fund +0.51%, The Internet Fund -2.38%, The Medical Fund +9.67%, The Alternative Income Fund +2.67%, and The Global Fund +2.81%. This compares to returns of +7.14% for the S&P 500 Index and +6.18% for the MSCI All Country World Index.

As a security’s valuation increases, so too does the risk of owning the security, because there is inherently a lower potential for upside, and additional future growth and profitability has already been reflected in the price. U.S. equity markets have risen considerably for over 5 years, resulting in increased risk for investors, but we believe that most equities still evidence significant, potential long-term upside, thereby justifying the investment risk. It is of the utmost importance for us to remain disciplined in assessing potential upside, compared to relative risk, as market prices now reflect varying degrees of positive developments for individual companies and economies alike. Our investment approach is based on our extended investment time horizon; thus, we are not overly concerned with short-term results, instead emphasizing potential cash flows and asset values over the next three to five years. This approach doesn’t fit precisely within either classic value or growth investing strategies, as we attempt to avoid making such classifications. Ideally, we are currently buying companies that are fairly valued based upon current asset values and cash flows, yet have “free” exposure to future growth potential. Frequently, such companies do not yet have visible drivers for revenue or earnings expansion, and thus are not closely followed by growth investors, and therefore have not been driven up in price. In short, we believe many of the “obvious” bargains in the equity markets are no longer available at attractive prices. However, fortunes have been made buying excellent companies at fair prices—this is the current emphasis of our investment strategy.

Our equity investment process aims to identify underpriced securities primarily by extending our time horizon and identifying securities that are prone to mispricing using prevailing investment approaches. Similarly, we believe that we can exploit this strategy in certain Funds through the options market, which is also prone to mispricing. Options are primarily priced based upon implied volatility, which in turn is based on the standard deviation of the returns of the underlying equity. Note that we wrote “based on” the experienced volatility of the underlying equity, not “directly driven by”, as options are based upon implied volatility. Implied volatility tends to be higher than experienced volatility, which is directly attributable to the fact that investors are willing to pay a premium for protection from experienced volatility. This dynamic enables us to utilize a put-writing strategy in two of the Funds1 that effectively earns the aforementioned premiums in exchange for assuming the price volatility of the equity. We are able to do so with confidence because we have done extensive valuation work on most of the companies’ underlying the put options, and believe them to be attractively priced. The strategy, which can be made more conservative by writing out-of-the-money puts, or more aggressive by writing at-the-money puts, generally results in an attractive cash flow stream. The strategy has historically outperformed equity indexes in down markets, while trailing in sharply rising markets, and has the potential to significantly outperform in range bound markets. These strategies offer a compelling complement to an investor’s equity allocation, due to the varying performance drivers.

Shareholders can continue to access additional information from our website, www.kineticsfunds.com. This website provides a broad array of information, including recent portfolio holdings, quarterly investment commentaries, conference call transcripts, newsflashes, recent performance data, and online access to account information.

Kinetics offers the following funds to investors:

The Paradigm Fund focuses on companies that are valued attractively and currently have, or are expected to soon have, sustainable high business returns. The Fund has produced attractive returns since its inception in an environment that should be described as difficult for equity investors. The Paradigm Fund is Kinetics’ flagship fund.

1	This options strategy is used in The Multi-Disciplinary Income Fund and The Alternative Income Fund.

The Multi-Disciplinary Income Fund seeks to utilize stock options and fixed-income investments in order to provide investors with equity-like returns, but with more muted volatility. At times, the options strategies of the Fund may cause the manager to purchase equity securities.

The Small Cap Opportunities Fund focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long-term investment results. The same investment fundamentals employed by The Paradigm Fund are used to identify such opportunities.

The Medical Fund is a sector fund, offering an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies. As a sector fund, The Medical Fund is likely to have heightened volatility.

The Internet Fund is a sector fund that focuses on companies engaged in the evolution of Internet-related developments. As such, this Fund has been, and is likely to continue to be, quite volatile. More recently, this Fund has been focusing on content companies, which we believe will be the winners in the next generation of Internet development.

The Global Fund focuses on selecting long life cycle international companies that can generate long-term wealth through their business operations. This Fund is presently finding exciting opportunities in the more developed markets.

The Market Opportunities Fund focuses on those companies that benefit from increasing transactional volume or throughput, such as publicly-traded exchanges and credit card processors, or companies that act as facilitators, such as gaming companies, airports and publicly-traded toll roads.

The Alternative Income Fund seeks to provide current income and gains, with a secondary objective of obtaining long-term growth of capital. The Fund utilizes stock options and fixed income investments in order to generate a total return with limited market value variability.

The Kinetics Investment Team

KINETICS MUTUAL FUNDS, INC.
Investment Commentary

Dear Fellow Shareholders,

One of the most difficult evaluations for professional investors, and ultimately their clients, is the notion of risk and reward. Academic attempts to quantify these figures are well-intentioned, yet noticeably lacking in results. The truth is that there is no valid quantifiable method to gauge risk and reward, because prices are set by human beings, and hence are subject to human behavior, which is hardly quantifiable. All that we can do is make an educated assessment of asset values and cash flows under varying scenarios, and then assess the likelihood of each scenario. Even if we are able to precisely predict these values, we must then subject them to critical discount rate and growth assumptions. It is prudent to use very conservative assumptions for both, which we do, and if the company still appears to offer value, we consider making an investment. The good news is that we are still able to identify many such companies, while the less-good news is that the overall market is approaching valuation levels that cannot be justified using our high discount rate/low growth rate assumptions. As markets trend higher yet, to almost fix the levels seen during the 2009 nadir1, we are continuously calculating which future variables are discounted in current prices. Again, assuming a high discount rate (which is consistent with our high hurdle rate of return), we believe there is a good likelihood for many companies to achieve these rates. However, for many other companies, their current valuations can only be justified when very ambitious assumptions are made in terms of discount rates, growth, and profitability. This reminds us of the infamous 2007 quote of former Citigroup CEO Chuck Prince: “But as long as the music is playing, you’ve got to get up and dance. We’re still dancing.” Investors in such companies continue to dance, seemingly ignoring what happens when the music stops and the valuations are ultimately reconciled with fundamentals.

Many people might believe that investors in the aforementioned companies that are trading at aggressive valuations are driven simply by greed. True, these companies may offer very large gains in a short period of time, yet this is frequently paired with the potential for rapid losses. Rather than disparage such investors for imprudence, one must consider the “institutional imperative” to continue dancing. This is the imperative to keep pace with your benchmark index every week, month, quarter, and year, as clients are not likely to tolerate

1	For the S&P 500 Index

underperformance for very long. Few investment managers enjoy the long-term investment horizon that permits them to truly reduce risk in a meaningful manner during increasingly speculative markets. Of course we, too, are subject to this imperative to a certain degree, but we attempt to alleviate this perpetual pressure by communicating our long-term outlook to investors and remaining benchmark agnostic. The first factor sometimes seems futile, and of course we understand when our investors become impatient, but the latter factor truly allows us to avoid areas that we believe are excessively valued. For example, we have always maintained a very low exposure to pure technology companies for the simple reason that we have minimal visibility into the prospects for these companies beyond the current product cycle. Just consider the variety of once-mighty technology firms that are now facing obsolescence. An index-conscious investor may also appreciate this dynamic, but is still compelled to own these companies due to his or her desire to minimize index tracking error. It doesn’t make logical sense to do so, but these are the established parameters in mainstream investment management.

We do not mean to raise alarm with our shareholders, but to inform them that there are pockets of risky companies in the marketplace, and we expect to forego owning such companies. This may be a trying experience, as low rates and easy access to capital have the potential to drive these companies higher yet. In contrast, we continue to hold many of the companies that have led to our strong post-crisis performance, which we are still able to discount at appropriately high rates, and still justify the values. So long as we are able to do this, we expect to hold course in the Funds and maintain a very low turnover. For investors that may be even more risk averse (compared to our high hurdle discount rates), we urge these individuals to consider our option income strategies that can potentially achieve equity-like returns with lower realized volatility and greater downside protection. In our opinion, these strategies offer benefits when compared to conventional yield-oriented strategies such as traditional bonds, leveraged loans, real estate investment trusts, or master limited partnerships.

Disclosure

This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.

Mutual Fund investing involves risk. Principal loss is possible. Because The Internet Fund, The Medical Fund and The Market Opportunities Fund invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet, biotechnology and certain capital markets or gaming stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries, hence they may experience extreme price and volume fluctuations.

International investing [for all Funds] presents special risks including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Accordingly, the share prices for these Funds are expected to be more volatile than that of U.S.-only funds. Past performance is no guarantee of future performance.

Because smaller companies [for The Small Cap Opportunities Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.

Non-investment grade debt securities [for all Funds], i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Further, options contain special risks including the imperfect correlation between the value of the option and the value of the underlying asset. Investments [for The Multi- Disciplinary Fund and The Alternative Income Fund] in futures, swaps and other derivative instruments may result in loss as derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Funds. To the extent the Funds segregate assets to cover derivative positions, they may impair their ability to meet current obligations, to honor requests for redemption and to manage the investments in a manner consistent with their respective investment objectives. Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities that entail greater than ordinary investment risk.

As non-diversified Funds [except The Global Fund and The Multi-Disciplinary Fund] the value of Fund shares may fluctuate more than shares invested in a broader range of industries and companies. Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of the Kinetics Portfolios Trust.

The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

The Nasdaq Composite (NASDAQ) and the Standard & Poor’s 500 Index (S&P 500) each represent an unmanaged, broad-basket of stocks. They are typically used as a proxy for overall market performance.

Distributor: Kinetics Funds Distributor LLC is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor LLC is an affiliate of Kinetics Asset Management LLC, Investment Adviser to Kinetics Mutual Funds, Inc.

For more information, log onto www.kineticsfunds.com. July 1, 2014 — Kinetics Asset Management LLC®

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example
June 30, 2014 (Unaudited)

Shareholders incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by a Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in a series of Kinetics Mutual Funds, Inc. (each a “Feeder Fund” and collectively the “Feeder Funds”), and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2014 and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first line and second line items of the table below provide information about actual account values and actual expenses before and after expense reimbursement. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all or generally all of its investable assets in a corresponding series of The Kinetics Portfolios Trust (each, a “Master Portfolio”, and together the “Master Portfolios”), a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

The Feeder Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between a Feeder Fund and any other Feeder Fund. The Feeder Funds’ transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two Feeder Funds. The Feeder Funds’ transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Feeder Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Feeder Funds to help offset transaction costs. The Feeder Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Feeder Funds or shareholders as described in the Feeder Funds’ prospectus.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2014 (Unaudited)

You may use the information provided in the first line, together with the amounts you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The third and fourth line items of the table below provide information about hypothetical account values and hypothetical expenses before and after expense reimbursements based on the Feeder Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Feeder Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses one paid for the period. You may use this information to compare the ongoing costs of investing in the Feeder Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight one’s ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help one determine the relative total costs of owning different funds. If these transactional costs had been included, one’s costs would have been higher.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2014 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/14 to
	( 1/1/14)	( 6/30/14)	Ratio	6/30/14)
The Internet Fund
No Load Class Actual	$1,000.00	$976.20	1.78%	$8.72
No Load Class Hypothetical (5% return
before expenses)	$1,000.00	$1,015.97	1.78%	$8.90
Advisor Class A Actual	$1,000.00	$975.10	2.03%	$9.94
Advisor Class A Hypothetical (5% return
before expenses)	$1,000.00	$1,014.73	2.03%	$10.14
Advisor Class C Actual	$1,000.00	$972.60	2.53%	$12.37
Advisor Class C Hypothetical (5% return
before expenses)	$1,000.00	$1,012.25	2.53%	$12.62

The Global Fund
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,028.10	1.39%	$6.99
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,017.91	1.39%	$6.95
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,028.20	1.64%	$8.25
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,023.70	2.14%	$10.74
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,014.19	2.14%	$10.69

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2014 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/14 to
	( 1/1/14)	( 6/30/14)	Ratio	6/30/14)
The Paradigm Fund
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,046.60	1.64%	$8.32
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,045.30	1.89%	$9.58
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,015.43	1.89%	$9.44
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,042.90	2.39%	$12.11
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,012.95	2.39%	$11.93
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,047.50	1.44%	$7.31
Institutional Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,017.66	1.44%	$7.20

The Medical Fund
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,096.70	1.39%	$7.23
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,017.91	1.39%	$6.95
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,095.20	1.64%	$8.52
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,092.20	2.14%	$11.10
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,014.19	2.14%	$10.69

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2014 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/14 to
	( 1/1/14)	( 6/30/14)	Ratio	6/30/14)
The Small Cap Opportunities Fund
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,038.10	1.64%	$8.29
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,036.60	1.89%	$9.54
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,015.43	1.89%	$9.44
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,034.50	2.39%	$12.06
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,012.95	2.39%	$11.93
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,038.80	1.44%	$7.28
Institutional Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,017.66	1.44%	$7.20

The Market Opportunities Fund
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,005.10	1.64%	$8.15
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.67	1.64%	$8.20
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,004.00	1.89%	$9.39
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,015.43	1.89%	$9.44
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,001.20	2.39%	$11.86
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,012.95	2.39%	$11.93
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,006.20	1.44%	$7.16
Institutional Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,017.66	1.44%	$7.20

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2014 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/14 to
	( 1/1/14)	( 6/30/14)	Ratio	6/30/14)
The Alternative Income Fund
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,026.70	0.95%	$4.77
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,020.09	0.95%	$4.76
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,025.50	1.20%	$6.03
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,018.85	1.20%	$6.01
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,022.80	1.70%	$8.53
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.37	1.70%	$8.50
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,027.60	0.75%	$3.77
Institutional Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,021.08	0.75%	$3.76

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2014 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/14 to
	( 1/1/14)	( 6/30/14)	Ratio	6/30/14)
The Multi-Disciplinary Fund
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,049.00	1.49%	$7.57
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,017.41	1.49%	$7.45
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,047.60	1.74%	$8.83
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.17	1.74%	$8.70
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,044.40	2.24%	$11.35
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,013.69	2.24%	$11.18
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,049.80	1.29%	$6.56
Institutional Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,018.40	1.29%	$6.46

Note:	Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.
*	Expenses are equal to the Feeder Fund’s annualized expense ratio before expense reimbursement and after expense reimbursement multiplied by the average account value over the period, multiplied by 181/365.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities
June 30, 2014 (Unaudited)

	The Internet	The Global
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$168,029,880	$10,866,875
Receivable from Adviser	–	8,855
Receivable for Master Portfolio interest sold	98,704	–
Receivable for Fund shares sold	32,052	25,392
Prepaid expenses and other assets	30,604	26,222
Total Assets	168,191,240	10,927,344
LIABILITIES:
Payable for Master Portfolio interest purchased	–	25,392
Payable to Directors and Officers	3,255	223
Payable for Fund shares repurchased	130,756	–
Payable for shareholder servicing fees	34,175	2,305
Payable for distribution fees	2,951	1,473
Accrued expenses and other liabilities	60,315	12,386
Total Liabilities	231,452	41,779
Net Assets	$167,959,788	$10,885,565
NET ASSETS CONSIST OF:
Paid in capital	$76,539,620	$8,201,936
Accumulated net investment loss	(1,010,754)	(56,355)
Accumulated net realized gain (loss) on investments and
foreign currency	7,595,083	(139,820)
Net unrealized appreciation on:
Investments and foreign currency	84,835,839	2,879,804
Net Assets	$167,959,788	$10,885,565
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$161,688,339	$8,129,887
Shares outstanding	2,794,367	1,306,983
Net asset value per share (offering price and redemption price)	$57.86	$6.22
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$5,117,155	$1,033,626
Shares outstanding	90,728	166,712
Net asset value per share (redemption price)	$56.40	$6.20
Offering price per share ($56.40 divided by .9425 and $6.20
divided by .9425)	$59.84	$6.58
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$1,154,294	$1,722,052
Shares outstanding	21,430	285,276
Net asset value per share (offering price and redemption price)	$53.86	$6.04

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2014 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$1,306,563,813	$26,837,141
Receivable from Adviser	75,744	14,610
Receivable for Fund shares sold	1,295,433	69,419
Prepaid expenses and other assets	83,978	21,832
Total Assets	1,308,018,968	26,943,002
LIABILITIES:
Payable for Master Portfolio interest purchased	236,819	48,581
Payable to Directors and Officers	23,536	504
Payable for Fund shares repurchased	1,058,614	20,838
Payable for shareholder servicing fees	211,062	5,426
Payable for distribution fees	319,393	3,405
Accrued expenses and other liabilities	233,580	15,217
Total Liabilities	2,083,004	93,971
Net Assets	$1,305,935,964	$26,849,031
NET ASSETS CONSIST OF:
Paid in capital	$1,612,768,928	$17,466,430
Accumulated net investment loss	(16,285,540)	80,924
Accumulated net realized loss on investments and foreign currency	(775,545,217)	(284,557)
Net unrealized appreciation on:
Investments and foreign currency	484,997,793	9,586,234
Net Assets	$1,305,935,964	$26,849,031
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$604,911,792	$21,637,389
Shares outstanding	16,825,180	747,947
Net asset value per share (offering price and redemption price)	$35.95	$28.93
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$224,422,943	$4,608,688
Shares outstanding	6,362,867	164,251
Net asset value per share (redemption price)	$35.27	$28.06
Offering price per share ($35.27 divided by .9425 and $28.06
divided by .9425)	$37.42	$29.77
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$145,389,323	$602,954
Shares outstanding	4,305,709	21,844
Net asset value per share (offering price and redemption price)	$33.77	$27.60
CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$331,211,906	N/A
Shares outstanding	9,219,825	N/A
Net asset value per share (offering price and redemption price)	$35.92	N/A

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2014 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$425,887,728	$63,526,697
Receivable from Adviser	65,112	9,870
Receivable for Master Portfolio interest sold	–	107,247
Receivable for Fund shares sold	2,930,127	791
Prepaid expenses and other assets	76,969	38,403
Total Assets	428,959,936	63,683,008
LIABILITIES:
Payable for Master Portfolio interest purchased	1,958,839	—
Payable to Directors and Officers	7,134	1,243
Payable for Fund shares repurchased	971,288	108,037
Payable for shareholder servicing fees	80,029	12,683
Payable for distribution fees	29,470	12,862
Accrued expenses and other liabilities	69,210	19,505
Total Liabilities	3,115,970	154,330
Net Assets	$425,843,966	$63,528,678
NET ASSETS CONSIST OF:
Paid in capital	$487,393,366	$69,889,208
Accumulated net investment loss	(3,500,730)	(770,405)
Accumulated net realized loss on investments and foreign currency	(149,796,891)	(22,508,804)
Net unrealized appreciation on:
Investments and foreign currency	91,748,221	16,918,679
Net Assets	$425,843,966	$63,528,678
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$334,650,873	$44,956,755
Shares outstanding	8,035,288	2,532,891
Net asset value per share (offering price and redemption price)	$41.65	$17.75
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$37,474,682	$10,744,376
Shares outstanding	917,721	607,909
Net asset value per share (redemption price)	$40.83	$17.67
Offering price per share ($40.83 divided by .9425 and $17.67
divided by .9425)	$43.32	$18.75
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$13,531,363	$5,817,504
Shares outstanding	339,514	335,482
Net asset value per share (offering price and redemption price)	$39.86	$17.34
CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$40,187,048	$2,010,043
Shares outstanding	956,509	112,596
Net asset value per share (offering price and redemption price)	$42.01	$17.85

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2014 (Unaudited)

	The Alternative	The Multi-
	Income	Disciplinary
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$29,828,062	$112,736,399
Receivable from Adviser	23,773	35,347
Receivable for Master Portfolio interest sold	105,861	–
Receivable for Fund shares sold	757	615,183
Prepaid expenses and other assets	37,718	39,544
Total Assets	29,996,171	113,426,473
LIABILITIES:
Payable for Master Portfolio interest purchased	–	549,771
Payable to Directors and Officers	481	1,900
Payable for Fund shares repurchased	106,618	65,412
Payable for shareholder servicing fees	4,331	14,115
Payable for distribution fees	5,671	20,819
Accrued expenses and other liabilities	13,491	26,511
Total Liabilities	130,592	678,528
Net Assets	$29,865,579	$112,747,945
NET ASSETS CONSIST OF:
Paid in capital	$36,678,013	$108,439,565
Accumulated net investment loss	(27,646)	(870,062)
Accumulated net realized gain (loss) on investments,
foreign currency and written options contracts	(7,713,317)	1,277,116
Net unrealized appreciation on:
Investments and foreign currency	50,458	2,260,402
Written option contracts	878,071	1,640,924
Net Assets	$29,865,579	$112,747,945
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$13,655,334	$20,359,537
Shares outstanding	151,581	1,783,752
Net asset value per share (offering price and redemption price)	$90.09	$11.41
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$4,680,922	$25,442,309
Shares outstanding	52,111	2,238,185
Net asset value per share (redemption price)	$89.83	$11.37
Offering price per share ($89.83 divided by .9425 and $11.37
divided by .9425)	$95.31	$12.06
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$1,329,968	$11,867,509
Shares outstanding	15,126	1,052,656
Net asset value per share (offering price and redemption price)	$87.93	$11.27
CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$10,199,355	$55,078,590
Shares outstanding	111,979	4,810,559
Net asset value per share (offering price and redemption price)	$91.08	$11.45

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations
For the Six Months Ended June 30, 2014 (Unaudited)

	The Internet	The Global
	Fund	Fund
INVESTMENT LOSS ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$379,706	$37,505
Interest	571	58
Income from securities lending	15,099	22,967
Expenses allocated from Master Portfolio	(1,125,816)	(89,184)
Net investment loss from Master Portfolio	(730,440)	(28,654)
EXPENSES:
Distribution fees — Advisor Class A	6,650	2,291
Distribution fees — Advisor Class C	4,078	5,822
Shareholder servicing fees — Advisor Class A	6,650	2,291
Shareholder servicing fees — Advisor Class C	1,360	1,941
Shareholder servicing fees — No Load Class	203,718	10,182
Transfer agent fees and expenses	74,276	10,286
Reports to shareholders	19,544	1,810
Administration fees	28,426	2,750
Professional fees	8,285	4,223
Directors’ and Officers’ fees and expenses	3,331	323
Registration fees	23,277	21,442
Fund accounting fees	4,278	332
Other expenses	4,538	228
Total expenses	388,411	63,921
Less, expense reimbursement	—	(64,866)
Net expenses	388,411	(945)
Net investment loss	(1,118,851)	(27,709)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	2,584,251	256,805
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(6,031,508)	71,658
Net gain (loss) on investments	(3,447,257)	328,463
Net increase (decrease) in net assets resulting from operations	$(4,566,108)	$300,754
† Net of foreign taxes withheld of:	$1,409	$2,125

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2014 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
INVESTMENT LOSS ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$3,108,566	$279,223
Interest	7,164	148
Income from securities lending	766,214	31,693
Expenses allocated from Master Portfolio	(8,408,041)	(185,990)
Net investment income (loss) from Master Portfolio	(4,526,097)	125,074
EXPENSES:
Distribution fees — Advisor Class A	260,880	5,840
Distribution fees — Advisor Class C	520,198	2,126
Shareholder servicing fees — Advisor Class A	260,880	5,840
Shareholder servicing fees — Advisor Class C	173,399	709
Shareholder servicing fees — No Load Class	730,508	26,384
Shareholder servicing fees — Institutional Class	329,346	–
Transfer agent fees and expenses	155,276	13,309
Reports to shareholders	101,298	2,893
Administration fees	212,903	4,315
Professional fees	39,590	4,636
Directors’ and Officers’ fees and expenses	30,533	614
Registration fees	42,263	22,557
Fund accounting fees	32,764	663
Other expenses	27,436	543
Total expenses	2,917,274	90,429
Less, expense waiver for Institutional Class shareholder
servicing fees	(247,010)	—
Less, expense reimbursement	(284,895)	(85,351)
Net expenses	2,385,369	5,078
Net investment loss	(6,911,466)	119,996
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	8,519,792	124,755
Net change in unrealized appreciation of:
Investments and foreign currency	56,445,954	2,079,076
Net gain on investments	64,965,746	2,203,831
Net increase in net assets resulting from operations	$58,054,280	$2,323,827
† Net of foreign taxes withheld of:	$120,715	$24,583

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2014 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
INVESTMENT LOSS ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$1,146,004	$399,647
Interest	1,926	459
Income from securities lending	242,390	34,131
Expenses allocated from Master Portfolio	(2,678,867)	(451,978)
Net investment loss from Master Portfolio	(1,288,547)	(17,741)
EXPENSES:
Distribution fees — Advisor Class A	37,670	13,530
Distribution fees — Advisor Class C	40,561	21,081
Shareholder servicing fees — Advisor Class A	37,670	13,530
Shareholder servicing fees — Advisor Class C	13,520	7,027
Shareholder servicing fees — No Load Class	411,135	59,011
Shareholder servicing fees — Institutional Class	32,543	1,885
Transfer agent fees and expenses	48,420	14,026
Reports to shareholders	35,677	4,763
Administration fees	66,124	11,592
Professional fees	16,457	5,722
Directors’ and Officers’ fees and expenses	13,108	1,518
Registration fees	50,072	30,042
Fund accounting fees	10,493	1,651
Other expenses	4,415	1,428
Total expenses	817,865	186,806
Less, expense waiver for Institutional Class shareholder
servicing fees	(24,407)	(1,413)
Less, expense reimbursement	(126,933)	(67,217)
Net expenses	666,525	118,176
Net investment loss	(1,955,072)	(135,917)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	10,607,039	3,363,810
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	7,797,824	(3,036,607)
Net gain on investments	18,404,863	327,203
Net increase in net assets resulting from operations	$16,449,791	$191,286
† Net of foreign taxes withheld of:	$13,166	$14,446

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2014 (Unaudited)

	The Alternative	The Multi-
	Income	Disciplinary
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends	$21,136	$243,960
Interest	77,674	1,577,786
Income from securities lending	4,035	13,269
Expenses allocated from Master Portfolio	(165,392)	(702,487)
Net investment income (loss) from Master Portfolio	(62,547)	1,132,528
EXPENSES:
Distribution fees — Advisor Class A	4,094	37,906
Distribution fees — Advisor Class C	6,089	41,958
Shareholder servicing fees — Advisor Class A	4,094	37,906
Shareholder servicing fees — Advisor Class C	2,030	13,986
Shareholder servicing fees — No Load Class	16,230	24,786
Shareholder servicing fees — Institutional Class	9,430	41,310
Transfer agent fees and expenses	11,624	15,746
Reports to shareholders	1,393	11,453
Administration fees	4,434	18,877
Professional fees	4,696	6,677
Directors’ and Officers’ fees and expenses	711	2,199
Registration fees	26,323	33,860
Fund accounting fees	674	2,412
Other expenses	422	2,115
Total expenses	92,244	291,191
Less, expense waiver for Institutional Class shareholder
servicing fees	(7,072)	(30,982)
Less, expense reimbursement	(120,073)	(159,381)
Net expenses	(34,901)	100,828
Net investment income (loss)	(27,646)	1,031,700
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	(46,153)	(2,102,757)
Written option contracts expired or closed	392,201	2,679,330
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	108,712	4,980,924
Written option contracts	274,450	(1,685,001)
Net gain on investments	729,210	3,872,496
Net increase in net assets resulting from operations	$701,564	$4,904,196

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2014	December 31,	June 30, 2014	December 31,
	(Unaudited)	2013	(Unaudited)	2013
OPERATIONS:
Net investment income (loss)	$(1,118,851)	$(2,263,838)	$(27,709)	$8,809
Net realized gain on sale of investments
and foreign currency	2,584,251	11,540,964	256,805	66,904
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	(6,031,508)	52,880,805	71,658	2,169,965
Net increase (decrease) in net assets
resulting from operations	(4,566,108)	62,157,931	300,754	2,245,678
DISTRIBUTIONS TO SHAREHOLDERS —
NO LOAD CLASS:
Net investment income	—	—	—	(9,185)
Net realized gains	—	(8,399,207)	—	—
Total distributions	—	(8,399,207)	—	(9,185)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS A:
Net investment income	—	—	—	(2,107)
Net realized gains	—	(264,840)	—	—
Total distributions	—	(264,840)	—	(2,107)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS C:
Net investment income	—	—	—	(1,648)
Net realized gains	—	(47,335)	—	—
Total distributions	—	(47,335)	—	(1,648)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	11,554,092	26,409,652	686,008	3,089,656
Redemption fees	13,534	4,961	53	68
Proceeds from shares issued to holders
in reinvestment of dividends	—	8,096,254	—	8,850
Cost of shares redeemed	(17,833,989)	(69,661,189)	(1,474,229)	(1,183,302)
Net increase (decrease) in net assets
resulting from capital share
transactions	(6,266,363)	(35,150,322)	(788,168)	1,915,272
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	1,820,845	4,387,670	711,334	1,186,661
Redemption fees	234	550	1,415	40
Proceeds from shares issued to holders
in reinvestment of dividends	—	221,753	—	1,866
Cost of shares redeemed	(2,057,732)	(1,362,298)	(1,717,697)	(576,135)
Net increase (decrease) in net assets
resulting from capital share
transactions	(236,653)	3,247,675	(1,004,948)	612,432

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Global Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2014	December 31,	June 30, 2014	December 31,
	(Unaudited)	2013	(Unaudited)	2013
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	$523,123	$604,756	$180,066	$914,460
Redemption fees	—	—	—	—
Proceeds from shares issued to holders
in reinvestment of dividends	—	35,987	—	1,580
Cost of shares redeemed	(244,681)	(34,603)	(22,083)	(2,000)
Net increase in net assets resulting
from capital share transactions	278,442	606,140	157,983	914,040
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	(10,790,682)	22,150,042	(1,334,379)	5,674,482
NET ASSETS:
Beginning of period	178,750,470	156,600,428	12,219,944	6,545,462
End of period*	$167,959,788	$178,750,470	$10,885,565	$12,219,944
* Including undistributed net investment
income (loss) of:	$(1,010,754)	$108,097	$(56,355)	$(28,646)
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	201,464	525,397	115,889	584,835
Shares issued in reinvestments of
dividends and distributions	—	137,016	—	1,468
Shares redeemed	(314,821)	(1,345,154)	(247,261)	(224,143)
Net increase (decrease) in shares
outstanding	(113,357)	(682,741)	(131,372)	362,160
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	32,737	83,265	121,017	208,374
Shares issued in reinvestments of
dividends and distributions	—	3,845	—	310
Shares redeemed	(37,190)	(24,534)	(284,361)	(110,866)
Net increase (decrease) in shares
outstanding	(4,453)	62,576	(163,344)	97,818
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	9,575	12,031	30,732	175,531
Shares issued in reinvestments of
dividends and distributions	—	652	—	269
Shares redeemed	(4,633)	(731)	(3,856)	(347)
Net increase in shares
outstanding	4,942	11,952	26,876	175,453

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2014	December 31,	June 30, 2014	December 31,
	(Unaudited)	2013	(Unaudited)	2013
OPERATIONS:
Net investment income (loss)	$(6,911,466)	$(6,330,819)	$119,996	$(13,040)
Net realized gain (loss) on sale of
investments and foreign currency	8,519,792	950,246	124,755	(340,728)
Net change in unrealized appreciation
of investments and foreign
currency	56,445,954	384,565,800	2,079,076	8,683,292
Net increase in net assets resulting
from operations	58,054,280	379,185,227	2,323,827	8,329,524
DISTRIBUTIONS TO SHAREHOLDERS —
NO LOAD CLASS:
Net investment income	—	(3,649,194)	—	(47,302)
Net realized gains	—	—	—	(118,630)
Total distributions	—	(3,649,194)	—	(165,932)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS A:
Net investment income	—	(958,523)	—	(4,406)
Net realized gains	—	—	—	(22,398)
Total distributions	—	(958,523)	—	(26,804)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS C:
Net investment income	—	(111,115)	—	(632)
Net realized gains	—	—	—	(3,216)
Total distributions	—	(111,115)	—	(3,848)
DISTRIBUTIONS TO SHAREHOLDERS —
INSTITUTIONAL CLASS:
Net investment income	—	(2,547,950)	N/A	N/A
Net realized gains	—	—	N/A	N/A
Total distributions	—	(2,547,950)	N/A	N/A
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	53,069,221	128,552,091	1,309,932	5,499,559
Redemption fees	6,452	28,908	1,594	2,309
Proceeds from shares issued to holders
in reinvestment of dividends	—	3,421,586	—	163,327
Cost of shares redeemed	(73,024,458)	(129,139,004)	(2,074,936)	(6,191,262)
Net increase (decrease) in net assets
resulting from capital share
transactions	(19,948,785)	2,863,581	(763,410)	(526,067)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2014	December 31,	June 30, 2014	December 31,
	(Unaudited)	2013	(Unaudited)	2013
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	$29,916,413	$41,783,343	$1,347,488	$2,015,743
Redemption fees	2,259	4,446	200	962
Proceeds from shares issued to holders
in reinvestment of dividends	—	869,957	—	16,802
Cost of shares redeemed	(19,771,917)	(32,587,410)	(850,533)	(2,055,321)
Net increase (decrease) in net assets
resulting from capital share
transactions	10,146,755	10,070,336	497,155	(21,814)
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	7,869,901	10,763,761	71,750	110,624
Redemption fees	331	4	—	—
Proceeds from shares issued to holders
in reinvestment of dividends	—	100,621	—	1,975
Cost of shares redeemed	(6,828,834)	(15,948,545)	(45,690)	(219,103)
Net increase (decrease) in net assets
resulting from capital share
transactions	1,041,398	(5,084,159)	26,060	(106,504)
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	41,512,569	110,215,275	N/A	N/A
Redemption fees	5,016	5,525	N/A	N/A
Proceeds from shares issued to holders
in reinvestment of dividends	—	1,781,955	N/A	N/A
Cost of shares redeemed	(59,206,495)	(63,765,372)	N/A	N/A
Net increase (decrease) in net assets
resulting from capital share
transactions	(17,688,910)	48,237,383	N/A	N/A
TOTAL INCREASE IN NET ASSETS:	31,604,738	428,005,586	2,083,632	7,478,555
NET ASSETS:
Beginning of period	1,274,331,226	846,325,640	24,765,399	17,286,844
End of period*	$1,305,935,964	$1,274,331,226	$26,849,031	$24,765,399
* Including undistributed net investment
income (loss) of:	$(16,285,540)	$(9,374,074)	$80,924	$(39,072)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2014	December 31,	June 30, 2014	December 31,
	(Unaudited)	2013	(Unaudited)	2013
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	1,545,972	4,367,391	46,732	245,850
Shares issued in reinvestments of
dividends and distributions	—	100,105	—	6,196
Shares redeemed	(2,124,234)	(4,435,343)	(75,485)	(275,053)
Net increase (decrease) in
shares outstanding	(578,262)	32,153	(28,753)	(23,007)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	882,433	1,418,522	49,882	90,529
Shares issued in reinvestments of
dividends and distributions	—	25,915	—	656
Shares redeemed	(582,711)	(1,136,718)	(31,839)	(94,006)
Net increase (decrease) in
shares outstanding	299,722	307,719	18,043	(2,821)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	242,459	385,726	2,603	4,926
Shares issued in reinvestments of
dividends and distributions	—	3,123	—	78
Shares redeemed	(209,812)	(590,232)	(1,761)	(10,184)
Net increase (decrease) in
shares outstanding	32,647	(201,383)	842	(5,180)
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	1,206,189	3,816,087	N/A	N/A
Shares issued in reinvestments of
dividends and distributions	—	52,226	N/A	N/A
Shares redeemed	(1,718,968)	(2,177,559)	N/A	N/A
Net increase (decrease) in
shares outstanding	(512,779)	1,690,754	N/A	N/A

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2014	December 31,	June 30, 2014	December 31,
	(Unaudited)	2013	(Unaudited)	2013
OPERATIONS:
Net investment loss	$(1,955,072)	$(535,751)	$(135,917)	$(33,421)
Net realized gain on sale of investments
and foreign currency	10,607,039	912,039	3,363,810	4,586,000
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	7,797,824	74,228,630	(3,036,607)	16,099,778
Net increase in net assets resulting
from operations	16,449,791	74,604,918	191,286	20,652,357
DISTRIBUTIONS TO SHAREHOLDERS —
NO LOAD CLASS:
Net investment income	—	—	—	(173,362)
Total distributions	—	—	—	(173,362)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS A:
Net investment income	—	—	—	(43,317)
Total distributions	—	—	—	(43,317)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS C:
Net investment income	—	—	—	(20,715)
Total distributions	—	—	—	(20,715)
DISTRIBUTIONS TO SHAREHOLDERS —
INSTITUTIONAL CLASS:
Net investment income	—	—	—	(6,619)
Total distributions	—	—	—	(6,619)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	157,263,992	191,484,979	7,225,489	12,840,687
Redemption fees	33,208	16,105	2,124	2,752
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	—	172,044
Cost of shares redeemed	(113,713,554)	(37,876,316)	(9,882,623)	(13,323,220)
Net increase (decrease) in net assets
resulting from capital share
transactions	43,583,646	153,624,768	(2,655,010)	(307,737)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2014	December 31,	June 30, 2014	December 31,
	(Unaudited)	2013	(Unaudited)	2013
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	$17,903,630	$11,072,084	$2,291,068	$5,568,364
Redemption fees	691	2,704	—	1,711
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	—	34,665
Cost of shares redeemed	(3,612,419)	(2,330,561)	(3,303,812)	(3,495,307)
Net increase (decrease) in net assets
resulting from capital share
transactions	14,291,902	8,744,227	(1,012,744)	2,109,433
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	6,834,211	3,682,497	554,299	378,584
Redemption fees	1,917	716	—	199
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	—	18,554
Cost of shares redeemed	(952,850)	(937,616)	(275,538)	(546,143)
Net increase (decrease) in net assets
resulting from capital share
transactions	5,883,278	2,745,597	278,761	(148,806)
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	25,011,205	36,054,133	325,178	13,645,790
Redemption fees	255	—	—	1,462
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	—	6,468
Cost of shares redeemed	(27,273,289)	(9,399,860)	(139,853)	(12,782,149)
Net increase (decrease) in net assets
resulting from capital share
transactions	(2,261,829)	26,654,273	185,325	871,571
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	77,946,788	266,373,783	(3,012,382)	22,932,805
NET ASSETS:
Beginning of period	347,897,178	81,523,395	66,541,060	43,608,255
End of period*	$425,843,966	$347,897,178	$63,528,678	$66,541,060
* Including undistributed net investment
loss of:	$(3,500,730)	$(1,545,658)	$(770,405)	$(634,488)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2014	December 31,	June 30, 2014	December 31,
	(Unaudited)	2013	(Unaudited)	2013
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	3,925,189	5,488,513	415,376	787,628
Shares issued in reinvestments of
dividends and distributions	—	—	—	9,814
Shares redeemed	(2,814,736)	(1,104,650)	(570,750)	(835,192)
Net increase (decrease) in
shares outstanding	1,110,453	4,383,863	(155,374)	(37,750)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	454,500	321,977	131,489	358,219
Shares issued in reinvestments of
dividends and distributions	—	—	—	1,983
Shares redeemed	(92,076)	(71,873)	(190,547)	(233,140)
Net increase (decrease) in
shares outstanding	362,424	250,104	(59,058)	127,062
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	177,637	110,477	32,513	25,837
Shares issued in reinvestments of
dividends and distributions	—	—	—	1,080
Shares redeemed	(24,420)	(28,337)	(16,113)	(37,227)
Net increase (decrease) in
shares outstanding	153,217	82,140	16,400	(10,310)
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	615,893	990,478	18,639	937,141
Shares issued in reinvestments of
dividends and distributions	—	—	—	367
Shares redeemed	(674,105)	(271,270)	(7,994)	(854,503)
Net increase (decrease) in
shares outstanding	(58,212)	719,208	10,645	83,005

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2014	December 31,	June 30, 2014	December 31,
	(Unaudited)	2013	(Unaudited)	2013
OPERATIONS:
Net investment income (loss)	$(27,646)	$(54,057)	$1,031,700	$1,363,638
Net realized gain on sale of
investments, foreign currency
and written option contracts
expired or closed	346,048	331,354	576,573	2,371,485
Net change in unrealized appreciation
(depreciation) of investments,
foreign currency and written
options	383,162	594,800	3,295,923	(739,904)
Net increase in net assets resulting
from operations	701,564	872,097	4,904,196	2,995,219
DISTRIBUTIONS TO SHAREHOLDERS —
NO LOAD CLASS:
Net investment income	—	—	(180,784)	(487,296)
Net realized gains	—	—	(82,316)	(441,978)
Total distributions	—	—	(263,100)	(929,274)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS A:
Net investment income	—	—	(194,271)	(924,799)
Net realized gains	—	—	(103,459)	(819,239)
Total distributions	—	—	(297,730)	(1,744,038)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS C:
Net investment income	—	—	(70,069)	(183,756)
Net realized gains	—	—	(48,618)	(258,354)
Total distributions	—	—	(118,687)	(442,110)
DISTRIBUTIONS TO SHAREHOLDERS —
INSTITUTIONAL CLASS:
Net investment income	—	—	(521,477)	(457,067)
Net realized gains	—	—	(219,359)	(509,401)
Total distributions	—	—	(740,836)	(966,468)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	2,367,382	9,908,542	2,848,127	8,952,699
Redemption fees	397	9	1	334
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	212,289	736,771
Cost of shares redeemed	(892,430)	(3,240,996)	(2,953,900)	(9,582,407)
Net increase in net assets resulting
from capital share transactions	1,475,349	6,667,555	106,517	107,397

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative			The Multi-
	Income Fund			Disciplinary Fund
	For the			For the
	Six Months	For the		Six Months	For the
	Ended	Year Ended		Ended	Year Ended
	June 30, 2014	December 31,		June 30, 2014	December 31,
	(Unaudited)	2013		(Unaudited)	2013
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	$2,119,693	$1,848,803		$2,564,640	$33,189,160
Redemption fees	102	313		5	4,331
Proceeds from shares issued to holders
in reinvestment of dividends	—	—		270,743	1,696,922
Cost of shares redeemed	(417,638)	(1,667,426)		(14,647,398)	(24,094,744)
Net increase (decrease) in net assets
resulting from capital
share transactions	1,702,157	181,690		(11,812,010)	10,795,669
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	140,668	1,152,698		1,066,327	4,855,689
Redemption fees	—	—		33	—
Proceeds from shares issued to holders
in reinvestment of dividends	—	—		113,401	423,776
Cost of shares redeemed	(704,873)	(1,134,524)		(905,930)	(1,435,484)
Net increase (decrease) in net assets
resulting from capital
share transactions	(564,205)	18,174		273,831	3,843,981
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	4,598,650	5,417,780		48,737,567	17,790,455
Redemption fees	—	—		—	—
Proceeds from shares issued to holders
in reinvestment of dividends	—	—		738,321	955,985
Cost of shares redeemed	(1,510,152)	(384,298)		(18,939,640)	(1,638,909)
Net increase in net assets resulting
from capital share transactions	3,088,498	5,033,482		30,536,248	17,107,531
TOTAL INCREASE IN NET ASSETS:	6,403,363	12,772,998		22,588,429	30,767,907
NET ASSETS:
Beginning of period	23,462,216	10,689,218		90,159,516	59,391,609
End of period*	$29,865,579	$23,462,216		$112,747,945	$90,159,516
* Including undistributed net investment
loss of:	$(27,646)	$—		$(870,062)	$(935,161)
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	26,810	939,415		255,431	790,030
Shares issued in reinvestments of
dividends and distributions	—	—		18,665	66,399
Shares redeemed	(10,049)	(1,368,656	)(1)	(264,104)	(849,113)
Net increase (decrease) in
shares outstanding	16,761	(429,241)		9,992	7,316

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative			The Multi-
	Income Fund			Disciplinary Fund
	For the			For the
	Six Months	For the		Six Months	For the
	Ended	Year Ended		Ended	Year Ended
	June 30, 2014	December 31,		June 30, 2014	December 31,
	(Unaudited)	2013		(Unaudited)	2013
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	23,790	43,207		229,967	2,944,381
Shares issued in reinvestments of
dividends and distributions	—	—		23,874	153,652
Shares redeemed	(4,714)	(321,663	)(1)	(1,310,784)	(2,138,431)
Net increase (decrease) in
shares outstanding	19,076	(278,456)		(1,056,943)	959,602
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	1,622	33,993		95,754	435,881
Shares issued in reinvestments of
dividends and distributions	—	—		10,071	38,723
Shares redeemed	(8,122)	(226,741	)(1)	(81,880)	(128,853)
Net increase (decrease) in
shares outstanding	(6,500)	(192,748)		23,945	345,751
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	51,441	246,519		4,328,981	1,566,653
Shares issued in reinvestments of
dividends and distributions	—	—		64,709	86,068
Shares redeemed	(16,673)	(363,249	)(1)	(1,683,363)	(144,343)
Net increase (decrease) in
shares outstanding	34,768	(116,730)		2,710,327	1,508,378

(1)	Shares redeemed include: 1,198,771 No Load Class shares, 210,478 Class A shares, 159,007 Class C shares and 332,551 Institutional Class shares respectively due to the reverse split. During the year ended December 31, 2013, shares of the Alternative Income Fund were adjusted to reflect a 10:1 reverse stock split.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements
June 30, 2014 (Unaudited)

1. Organization

Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Alternative Income Fund (“Alternative Income”), and The Multi-Disciplinary Fund (“Multi-Disciplinary”). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), June 29, 2007 (Alternative Income), and February 11, 2008 (Multi-Disciplinary). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”).

On April 28, 2000 (January 31, 2006 with respect to Market Opportunities, June 29, 2007 with respect to Alternative Income, and February 11, 2008 with respect to Multi-Disciplinary), each series in the Company entered into a master-feeder fund structure. By entering into this structure, each series (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2014 is as follows:
Interest in
Master Portfolio
Internet Fund	99.989%
Global Fund	99.924%
Paradigm Fund	96.476%
Medical Fund	99.886%
Small Cap Fund	99.990%
Market Opportunities Fund	99.973%
Alternative Income Fund	99.613%
Multi-Disciplinary Fund	99.859%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.

As of June 30, 2014 each of the Feeder Funds offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.

As of June 30, 2014, each of the Feeder Funds offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. If you sell your Advisor Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

As of June 30, 2014, each of the Feeder Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.

As of June 30, 2014 the Paradigm, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge. The Adviser has voluntarily agreed to waive a portion of the Institutional Class shareholder servicing fee in excess of 0.05%.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the sales charge on the Advisor Class A shares, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

Refer to the Master Portfolio’s financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

2. Significant Accounting Policies

Security Valuation
Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

the composite option price is not available, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. If none of the above are available, exchange traded options are valued at the last quoted sales price. Non-exchange traded options for which over-the-counter quotations are not readily available are valued at the mean of the current bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Investment grade fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2014, 0.00%, 0.00%, and 0.00% of the net assets of The Internet Portfolio, The Paradigm Portfolio and The Market Opportunities Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at June 30, 2014.

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Written Option Accounting
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When the Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2014 the following Master Portfolio held securities restricted to institutional investors (144A securities):

		Percentage of
	Market Value	Net Assets
The Alternative Income Portfolio	$658,595	2.20%
The Multi-Disciplinary Portfolio	17,578,917	15.57%

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio has valued the investment. At June 30, 2014, the following Master Portfolios held illiquid securities:

			Percentage of
	Market Value		Net Assets
The Internet Portfolio	$—	*	0.00%
The Paradigm Portfolio	—	*	0.00%
The Market Opportunities Portfolio	—	*	0.00%
The Multi-Disciplinary Portfolio	525,000		0.47%

*	Amount is less than $0.50.

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio via its investment in a Feeder Fund can satisfy the requirements of subchapter M of the Internal Revenue Code.

It is the Feeder Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Feeder Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2014, open tax years include the tax years ended December 31, 2010 through 2013. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and discounts on the interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

3. Investment Adviser
The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. The Alternative Income Portfolio compensates the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets.

The Adviser has voluntarily agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate through at least May 1, 2015. The Adviser may discontinue the voluntary waiver/reimbursement at any time after May 1, 2015; these waivers/reimbursements are not subject to recapture.

For the period ended June 30, 2014, the rate earned by the Adviser from the Master Portfolios and the waived fees/reimbursed expenses for the Feeder Funds are as follows:

	The Internet	The Global
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$—	$64,866
Expenses Reimbursed by Adviser through
institutional class shareholder
servicing fee waiver	$—	$—

	The Paradigm	The Medical
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$284,895	$85,351
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$247,010	$—

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$126,933	$67,217
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$24,407	$1,413

	The Alternative	The Multi-
	Income	Disciplinary
	Fund	Fund
Annual Advisory Rate	0.90%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$120,073	$159,381
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$7,072	$30,982

The Adviser receives a shareholder servicing fee from the No Load Class, Advisor Class A and Advisor Class C shares of a Feeder Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund’s average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares. At this time, the Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares until at least May 1, 2015. For the six months ended June 30, 2014, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds. During the six months ended June 30, 2014, Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income and Multi-Disciplinary Funds incurred shareholder servicing expenses of $211,728, $14,414, $1,494,133, $32,933, $494,868, $81,453, $31,784, and $117,988 respectively, pursuant to the Shareholder Servicing Plan. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, the Feeder Funds were allocated $13,000 for the services of the Chief Compliance Officer employed by the Adviser.

The Company, on behalf of the Feeder Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1Plans”). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Class C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the Plan. During the six months ended June 30, 2014, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. During the six months ended June 30, 2014, the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds incurred expenses of $6,650, $2,291, $260,880, $5,840, $37,670, $13,530, $4,094 and $37,906 respectively, pursuant to the 12b-1 Plan. Under the second Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares. During the six months ended June 30, 2014, Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds Advisor Class C Shares incurred expenses of $4,078, $5,822, $520,198, $2,126, $40,561, $21,081, $6,089 and $41,958, respectively, pursuant to the 12b-1 Plan.

Kinetics Funds Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Feeder Funds’ shares. The Distributor is an affiliate of the Adviser. For the six months ended June 30, 2014, the Distributor received $4,804, $687, $51,881, $624, $12,063, $1,794, $305, and $161 from sales loads from the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds.

4. Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2013, each Fund recorded the following reclassifications to the accounts listed below:

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

	INCREASE/(DECREASE)
		Accumulated
		Net	Accumulated
		Investment	Net Realized
		Income	Gain
	Paid In Capital	(Loss)	(Loss)
Internet	$(2,073,487)	$2,328,094	$(254,607)
Global	–	53,671	(53,671)
Paradigm	(11,104,043)	13,673,332	(2,569,289)
Medical	–	(2,064)	2,064
Small Cap	948,572	(262,869)	(685,703)
Market Opportunities	(91,727)	799,552	(707,825)
Alternative Income	(145,322)	126,512	18,810
Multi-Disciplinary	–	187,120	(187,120)

5. Income Taxes

At December 31, 2013 the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds had $0, $966, $0, $0, $260,462, $0, $0, and $453,666, respectively, of undistributed net investment income on a tax basis.

At December 31, 2013, the Internet and Multi-Disciplinary Funds had $5,361,037 and $17,495, respectively, of accumulated net realized gains on a tax basis.

At December 31, 2013, the Feeder Funds had accumulated net realized capital loss carryforwards expiring in the following years:

				No	No
				Expiration	Expiration
Feeder Fund	2016	2017	2018	Short-term	Long-term
Internet	$—	$—	$—	$—	$—
Global	—	(367,030)	—	—	—
Paradigm	(205,745,172)	(445,505,345)	(115,786,082)	(1,814,849)	—
Medical	—	—	—	—	(342,501)
Small Cap	(53,244,496)	(96,486,615)	(8,224,702)	—	—
Market Opportunities	(16,707,598)	(6,623,055)	(2,108,533)	—	—
Alternative Income	(987,119)	(4,868,599)	(2,203,647)	—	—
Multi-Disciplinary	—	—	—	—	—

As a result of the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), losses incurred in this fiscal year and beyond retain their character, short-term or long-term, have no expiration date and are utilized prior to capital loss carryforwards accumulated before the enactment of the Modernization Act.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

For the year ended December 31, 2013, the following Feeder Funds utilized capital loss carryforwards:

Capital Loss
Fund	Carryforward
Global	$36,284
Small Cap	1,332,607
Market Opportunities	3,947,393
Alternative	1,652

At December 31, 2013, the following Feeder Funds deferred, on a tax basis, post-October losses:

	Post-October	Post-October
Feeder Fund	Losses	Currency Losses
Internet	$(36,653)	—
Paradigm	—	$(825,325)
Medical	—	(39,071)
Market Opportunities	—	(107,573)

The tax components of dividends paid during the years ended December 31, 2013 and December 31, 2012, are:

	Internet		Global
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2013	$—	$8,711,382	$12,940	$—
2012	$—	$5,260,270	$156,516	$—

	Paradigm		Medical
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2013	$7,266,782	$—	$52,349	$144,235
2012	$3,816,172	$—	$301,886	$1,910,710

	Small Cap		Market Opportunities
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2013	$—	$—	$244,013	$—
2012	$—	$—	$654,956	$—

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

	Alternative Income		Multi-Disciplinary
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2013	$—	$—	$3,590,035	$491,855
2012	$251,325	$—	$2,322,725	$—

6. Tax Information

The Global, Paradigm, Medical, and Market Opportunities Funds designate 49%, 100%, 100% and 84%, respectively, of dividends declared after December 31, 2013 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds hereby designate 0%, 100%, 100%, 27%, 0%, 100%, 0% and 88%, respectively, as ordinary income distributions and 100%, 73% and 12% for the Internet, Medical and Multi-Disciplinary Funds as long-term capital gain distributions for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.

For corporate shareholders in the Feeder Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2013, which is designated as qualifying for the dividends-received deduction, is as follows: Global 22%, Paradigm 100%, Medical 100%, and Market Opportunities 63%. The Multi-Disciplinary Fund designates 100% of its ordinary income distributions for the fiscal year ended December 31, 2013 as interest-related dividends under Internal Revenue Code Section 871(k)(l)(C).

The Multi-Disciplinary Fund designates 38% of its ordinary income distribution as a short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(C).

7. Information about Proxy Voting

Information regarding how the Company and the Master Portfolios vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Company’s website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

8. Information about the Portfolio Holdings

The Feeder Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Feeder Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

9. Subsequent Events

Effective July 7, 2014, The Multi-Disciplinary Fund changed its name to The Multi-Disciplinary Income Fund. The Multi-Disciplinary Portfolio made corresponding changes to its name on July 7, 2014.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights

	The Internet Fund
	No Load Class
	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2014		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$59.27		$43.18	$36.26	$37.25	$30.74	$20.71
Income from Investment Operations:
Net investment loss(2)	(0.37)		(0.67)	(0.15)	(0.37)	(0.28)	(0.14)
Net realized and unrealized gain
(loss) on investments	(1.04)		19.78	8.56	(0.37)	6.79	10.21
Total from investment
operations	(1.41)		19.11	8.41	(0.74)	6.51	10.07
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	—	—	—	(0.04)
From net realized gains	—		(3.02)	(1.49)	(0.25)	—	—
Total distributions	—		(3.02)	(1.49)	(0.25)	—	(0.04)
Net Asset Value, End of Period	$57.86		$59.27	$43.18	$36.26	$37.25	$30.74
Total return	(2.38	)%(4)	44.28%	23.24%	(1.98)%	21.18%	48.61%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$161,688		$172,332	$155,036	$103,828	$113,085	$104,666
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.78	%(5)	1.84%	1.94%	1.94%	1.95%	1.98%
After expense reimbursement(6)	1.78	%(5)	1.84%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income
(loss) to average net assets:
Before expense reimbursement	(1.31	)%(5)	(1.30)%	(0.41)%	(0.99)%	(0.91)%	(0.64)%
After expense reimbursement(6)	(1.31	)%(5)	(1.30)%	(0.36)%	(0.94)%	(0.85)%	(0.55)%
Portfolio turnover rate(7)	0%		8%	9%	32%	12%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Internet Fund
	Advisor Class A
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$57.84		$42.30	$35.63	$36.69	$30.35	$20.50
Income from Investment
Operations:
Net investment loss(2)	(0.43)		(0.81)	(0.24)	(0.46)	(0.36)	(0.21)
Net realized and unrealized
gain (loss) on investments	(1.01)		19.36	8.40	(0.36)	6.70	10.09
Total from investment
operations	(1.44)		18.55	8.16	(0.82)	6.34	9.88
Redemption Fees	0.00	(3)	0.01	—	0.01	0.00 (3)	0.01
Less Distributions:
From net investment income	—		—	—	—	—	(0.04)
From net realized gains	—		(3.02)	(1.49)	(0.25)	—	—
Total distributions	—		(3.02)	(1.49)	(0.25)	—	(0.04)
Net Asset Value, End of Period	$56.40		$57.84	$42.30	$35.63	$36.69	$30.35
Total return(4)	(2.49	)%(5)	43.94%	22.92%	(2.20)%	20.89%	48.23%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$5,117		$5,506	$1,379	$1,050	$1,892	$738
Ratio of operating expenses to
average net assets:
Before expense
reimbursement	2.03	%(6)	2.09%	2.19%	2.19%	2.20%	2.23%
After expense
reimbursement(7)	2.03	%(6)	2.09%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment loss to
average net assets:
Before expense reimbursement	(1.56	)%(6)	(1.55)%	(0.66)%	(1.24)%	(1.16)%	(0.89)%
After expense reimbursement(7)	(1.56	)%(6)	(1.55)%	(0.61)%	(1.19)%	(1.10)%	(0.80)%
Portfolio turnover rate(8)	0%		8%	9%	32%	12%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Internet Fund
	Advisor Class C
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$55.38		$40.79	$34.58	$35.79	$29.76	$20.20
Income from Investment
Operations:
Net investment loss(2)	(0.54)		(1.03)	(0.43)	(0.63)	(0.51)	(0.31)
Net realized and unrealized gain
(loss) on investments	(0.98)		18.64	8.13	(0.34)	6.54	9.91
Total from investment
operations	(1.52)		17.61	7.70	(0.97)	6.03	9.60
Redemption Fees	—		—	—	0.01	—	—
Less Distributions:
From net investment income	—		—	—	—	—	(0.04)
From net realized gains	—		(3.02)	(1.49)	(0.25)	—	—
Total distributions	—		(3.02)	(1.49)	(0.25)	—	(0.04)
Net Asset Value, End of Period	$53.86		$55.38	$40.79	$34.58	$35.79	$29.76
Total return	(2.74	)%(3)	43.20%	22.32%	(2.67)%	20.26%	47.51%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,154		$913	$185	$103	$196	$120
Ratio of operating expenses to
average net assets:
Before expense
reimbursement	2.53	%(4)	2.59%	2.69%	2.69%	2.70%	2.73%
After expense
reimbursement(5)	2.53	%(4)	2.59%	2.64%	2.64%	2.64%	2.64%
Ratio of net investment loss to
average net assets:
Before expense reimbursement	(2.06	)%(4)	(2.05)%	(1.16)%	(1.74)%	(1.66)%	(1.39)%
After expense reimbursement(5)	(2.06	)%(4)	(2.05)%	(1.11)%	(1.69)%	(1.60)%	(1.30)%
Portfolio turnover rate(6)	0%		8%	9%	32%	12%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	No Load Class
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$6.05		$4.71	$3.92	$4.67	$3.92	$2.36
Income from Investment Operations:
Net investment income (loss)(2)	(0.01)		0.01	0.03	0.06	0.02	0.02
Net realized and unrealized gain
(loss) on investments	0.18		1.34	0.88	(0.78)	0.78	1.55
Total from investment
operations	0.17		1.35	0.91	(0.72)	0.80	1.57
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01
Less Distributions:
From net investment income	—		(0.01)	(0.12)	(0.03)	(0.05)	(0.02)
Total distributions	—		(0.01)	(0.12)	(0.03)	(0.05)	(0.02)
Net Asset Value, End of Period	$6.22		$6.05	$4.71	$3.92	$4.67	$3.92
Total return	2.81	%(4)	28.59%	23.16%	(15.41)%	20.30%	66.86%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$8,130		$8,705	$5,069	$3,631	$4,541	$4,370
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.51	%(5)	2.83%	3.38%	3.94%	4.17%	5.32%
After expense reimbursement(6)	1.39	%(5)	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(1.46	)%(5)	(1.22)%	(1.22)%	(1.11)%	(2.26)%	(3.27)%
After expense reimbursement(6)	(0.34	)%(5)	0.22%	0.77%	1.44%	0.52%	0.66%
Portfolio turnover rate(7)	12%		15%	23%	135%	122%	53%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	Advisor Class A
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$6.03		$4.71		$3.92	$4.68	$3.93	$2.36
Income from Investment Operations:
Net investment income (loss)(2)	(0.02)		(0.00	)(3)	0.02	0.05	0.01	0.01
Net realized and unrealized gain
(loss) on investments	0.19		1.33		0.88	(0.78)	0.78	1.57
Total from investment
operations	0.17		1.33		0.90	(0.73)	0.79	1.58
Redemption Fees	0.00	(3)	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	—		(0.01)		(0.11)	(0.03)	(0.04)	(0.01)
Total distributions	—		(0.01)		(0.11)	(0.03)	(0.04)	(0.01)
Net Asset Value, End of Period	$6.20		$6.03		$4.71	$3.92	$4.68	$3.93
Total return(4)	2.82	%(5)	28.16%		22.94%	(15.59)%	20.04%	67.11%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,034		$1,992		$1,093	$392	$707	$368
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.76	%(6)	3.08%		3.63%	4.19%	4.42%	5.57%
After expense reimbursement(7)	1.64	%(6)	1.64%		1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(1.71	)%(6)	(1.47)%		(1.47)%	(1.36)%	(2.51)%	(3.52)%
After expense reimbursement(7)	(0.59	)%(6)	(0.03)%		0.52%	1.19%	0.27%	0.41%
Portfolio turnover rate(8)	12%		15%		23%	135%	122%	53%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	Advisor Class C
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$5.90		$4.62	$3.87	$4.64	$3.90	$2.37
Income from Investment Operations:
Net investment income (loss)(2)	(0.03)		(0.03)	0.00 (3)	0.03	(0.01)	0.00	(3)
Net realized and unrealized gain
(loss) on investments	0.17		1.32	0.85	(0.77)	0.77	1.53
Total from investment
operations	0.14		1.29	0.85	(0.74)	0.76	1.53
Redemption Fees	—		—	—	—	—	—
Less Distributions:
From net investment income	—		(0.01)	(0.10)	(0.03)	(0.02)	(0.00	)(3)
Total distributions	—		(0.01)	(0.10)	(0.03)	(0.02)	(0.00	)(3)
Net Asset Value, End of Period	$6.04		$5.90	$4.62	$3.87	$4.64	$3.90
Total return	2.37	%(4)	27.84%	22.04%	(15.94)%	19.24%	65.08%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,722		$1,523	$383	$111	$64	$36
Ratio of operating expenses to
average net assets:
Before expense reimbursement	3.26	%(5)	3.58%	4.13%	4.69%	4.92%	6.07%
After expense reimbursement(6)	2.14	%(5)	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(2.21	)%(5)	(1.97)%	(1.97)%	(1.86)%	(3.01)%	(4.02)%
After expense reimbursement(6)	(1.09	)%(5)	(0.53)%	0.02%	0.69%	(0.23)%	(0.09)%
Portfolio turnover rate(7)	12%		15%	23%	135%	122%	53%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	No Load Class
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$34.35		$23.99	$19.81	$23.31	$20.18	$14.42
Income from Investment Operations:
Net investment income (loss)(2)	(0.18)		(0.15)	0.05	0.02	0.11	0.15
Net realized and unrealized gain
(loss) on investments	1.78		10.72	4.25	(3.34)	3.39	5.78
Total from investment
operations	1.60		10.57	4.30	(3.32)	3.50	5.93
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		(0.21)	(0.12)	(0.18)	(0.37)	(0.17)
Total distributions	—		(0.21)	(0.12)	(0.18)	(0.37)	(0.17)
Net Asset Value, End of Period	$35.95		$34.35	$23.99	$19.81	$23.31	$20.18
Total return	4.66	%(4)	44.07%	21.78%	(14.27)%	17.37%	41.02%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$604,912		$597,746	$416,696	$430,528	$687,056	$825,278
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.69	%(5)	1.72%	1.78%	1.78%	1.76%	1.73%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(1.07	)%(5)	(0.60)%	0.08%	(0.03)%	0.43%	0.78%
After expense reimbursement(6)	(1.02	)%(5)	(0.52)%	0.22%	0.11%	0.55%	0.87%
Portfolio turnover rate(7)	5%		4%	6%	58%	7%	15%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Advisor Class A
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$33.74		$23.59	$19.45	$22.95	$19.88	$14.16
Income from Investment Operations:
Net investment income (loss)(2)	(0.21)		(0.22)	(0.01)	(0.03)	0.06	0.10
Net realized and unrealized gain
(loss) on investments	1.74		10.53	4.18	(3.29)	3.33	5.68
Total from investment
operations	1.53		10.31	4.17	(3.32)	3.39	5.78
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	—		(0.16)	(0.03)	(0.18)	(0.32)	(0.06)
Total distributions	—		(0.16)	(0.03)	(0.18)	(0.32)	(0.06)
Net Asset Value, End of Period	$35.27		$33.74	$23.59	$19.45	$22.95	$19.88
Total return(4)	4.53	%(5)	43.70%	21.49%	(14.49)%	17.11%	40.64%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$224,423		$204,548	$135,747	$146,939	$226,264	$252,106
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.94	%(6)	1.97%	2.03%	2.03%	2.01%	1.98%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(1.32	)%(6)	(0.85)%	(0.17)%	(0.28)%	0.18%	0.53%
After expense reimbursement(7)	(1.27	)%(6)	(0.77)%	(0.03)%	(0.14)%	0.30%	0.62%
Portfolio turnover rate(8)	5%		4%	6%	58%	7%	15%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Advisor Class C
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$32.38		$22.66	$18.76	$22.25	$19.33	$13.80
Income from Investment Operations:
Net investment income (loss)(2)	(0.29)		(0.35)	(0.11)	(0.14)	(0.04)	0.02
Net realized and unrealized gain
(loss) on investments	1.68		10.10	4.01	(3.17)	3.22	5.51
Total from investment
operations	1.39		9.75	3.90	(3.31)	3.18	5.53
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		(0.03)	—	(0.18)	(0.26)	—
Total distributions	—		(0.03)	—	(0.18)	(0.26)	—
Net Asset Value, End of Period	$33.77		$32.38	$22.66	$18.76	$22.25	$19.33
Total return	4.29	%(4)	43.01%	20.85%	(14.90)%	16.45%	39.97%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$145,389		$138,355	$101,405	$102,534	$152,571	$169,578
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.44	%(5)	2.47%	2.53%	2.53%	2.51%	2.48%
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(1.82	)%(5)	(1.35)%	(0.67)%	(0.78)%	(0.32)%	0.03%
After expense reimbursement(6)	(1.77	)%(5)	(1.27)%	(0.53)%	(0.64)%	(0.20)%	0.12%
Portfolio turnover rate(7)	5%		4%	6%	58%	7%	15%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Institutional Class
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$34.28		$23.93	$19.79	$23.25	$20.13	$14.44
Income from Investment Operations:
Net investment income (loss)(2)	(0.14)		(0.09)	0.10	0.07	0.16	0.18
Net realized and unrealized gain
(loss) on investments	1.78		10.70	4.24	(3.35)	3.38	5.78
Total from investment
operations	1.64		10.61	4.34	(3.28)	3.54	5.96
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		(0.26)	(0.20)	(0.18)	(0.42)	(0.27)
Total distributions	—		(0.26)	(0.20)	(0.18)	(0.42)	(0.27)
Net Asset Value, End of Period	$35.92		$34.28	$23.93	$19.79	$23.25	$20.13
Total return	4.75	%(4)	44.40%	21.99%	(14.13)%	17.62%	41.31%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$331,212		$333,682	$192,478	$134,309	$142,261	$125,372
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.64	%(5)	1.67%	1.73%	1.73%	1.71%	1.68%
After expense reimbursement(6)	1.44	%(5)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(1.02	)%(5)	(0.55)%	0.13%	0.02%	0.48%	0.83%
After expense reimbursement(6)	(0.82	)%(5)	(0.32)%	0.42%	0.31%	0.75%	1.07%
Portfolio turnover rate(7)	5%		4%	6%	58%	7%	15%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	No Load Class
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$26.38		$17.82		$18.75	$19.48	$18.77	$15.23
Income from Investment Operations:
Net investment income (loss)(2)	0.13		(0.00	)(3)	0.33	0.18	0.10	0.20
Net realized and unrealized gain
on investments	2.42		8.77		1.32	0.82	0.72	3.51
Total from investment
operations	2.55		8.77		1.65	1.00	0.82	3.71
Redemption Fees	0.00	(3)	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01
Less Distributions:
From net investment income	—		(0.06)		(0.36)	(0.25)	(0.11)	(0.16)
From net realized gains	—		(0.15)		(2.22)	(1.48)	—	(0.02)
Total distributions	—		(0.21)		(2.58)	(1.73)	(0.11)	(0.18)
Net Asset Value, End of Period	$28.93		$26.38		$17.82	$18.75	$19.48	$18.77
Total return	9.67	%(4)	49.25%		8.86%	5.11%	4.30%	24.47%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$21,637		$20,489		$14,254	$16,376	$25,777	$21,126
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.04	%(5)	2.09%		2.22%	2.02%	2.00%	2.15%
After expense reimbursement(6)	1.39	%(5)	1.39%		1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	0.32	%(5)	(0.70)%		0.83%	0.24%	(0.06)%	0.42%
After expense reimbursement(6)	0.97	%(5)	0.00%		1.66%	0.87%	0.55%	1.17%
Portfolio turnover rate(7)	3%		12%		0%	5%	3%	13%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	Advisor Class A
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$25.62		$17.33	$18.29	$19.06	$18.36	$14.90
Income from Investment Operations:
Net investment income (loss)(2)	0.10		(0.06)	0.27	0.12	0.05	0.15
Net realized and unrealized gain
on investments	2.34		8.52	1.29	0.80	0.71	3.44
Total from investment
operations	2.44		8.46	1.56	0.92	0.76	3.59
Redemption Fees	0.00	(3)	0.01	0.00 (3)	0.00 (3)	0.00 (3)	0.01
Less Distributions:
From net investment income	—		(0.03)	(0.30)	(0.21)	(0.06)	(0.12)
From net realized gains	—		(0.15)	(2.22)	(1.48)	—	(0.02)
Total distributions	—		(0.18)	(2.52)	(1.69)	(0.06)	(0.14)
Net Asset Value, End of Period	$28.06		$25.62	$17.33	$18.29	$19.06	$18.36
Total return(4)	9.52	%(5)	48.90%	8.60%	4.79%	4.13%	24.17%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,609		$3,746	$2,583	$3,240	$4,207	$4,347
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.29	%(6)	2.34%	2.47%	2.27%	2.25%	2.40%
After expense reimbursement(7)	1.64	%(6)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	0.07	%(6)	(0.95)%	0.58%	(0.01)%	(0.31)%	0.17%
After expense reimbursement(7)	0.72	%(6)	(0.25)%	1.41%	0.62%	0.30%	0.92%
Portfolio turnover rate(8)	3%		12%	0%	5%	3%	13%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	Advisor Class C
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$25.27		$17.19	$18.15	$18.90	$18.27	$14.83
Income from Investment Operations:
Net investment income (loss)(2)	0.03		(0.16)	0.17	0.02	(0.04)	0.07
Net realized and unrealized gain
on investments	2.30		8.42	1.29	0.80	0.69	3.41
Total from investment
operations	2.33		8.26	1.46	0.82	0.65	3.48
Redemption Fees	—		—	—	0.00 (3)	—	0.00 (3)
Less Distributions:
From net investment income	—		(0.03)	(0.20)	(0.09)	(0.02)	(0.02)
From net realized gains	—		(0.15)	(2.22)	(1.48)	—	(0.02)
Total distributions	—		(0.18)	(2.42)	(1.57)	(0.02)	(0.04)
Net Asset Value, End of Period	$27.60		$25.27	$17.19	$18.15	$18.90	$18.27
Total return	9.22	%(4)	48.08%	8.08%	4.32%	3.55%	23.50%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$603		$531	$450	$580	$692	$454
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.79	%(5)	2.84%	2.97%	2.77%	2.75%	2.90%
After expense reimbursement(6)	2.14	%(5)	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(0.43	)%(5)	(1.45)%	0.08%	(0.51)%	(0.81)%	(0.33)%
After expense reimbursement(6)	0.22	%(5)	(0.75)%	0.91%	0.12%	(0.20)%	0.42%
Portfolio turnover rate(7)	3%		12%	0%	5%	3%	13%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	No Load Class
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$40.12		$25.17	$19.85	$23.32	$20.83	$13.17
Income from Investment Operations:
Net investment income (loss)(2)	(0.19)		(0.10)	0.01	(0.04)	(0.04)	(0.04)
Net realized and unrealized gain
(loss) on investments	1.72		15.05	5.31	(3.15)	2.93	7.70
Total from investment
operations	1.53		14.95	5.32	(3.19)	2.89	7.66
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	—	(0.28)	(0.40)	—
Total distributions	—		—	—	(0.28)	(0.40)	—
Net Asset Value, End of Period	$41.65		$40.12	$25.17	$19.85	$23.32	$20.83
Total return	3.81	%(4)	59.40%	26.74%	(13.65)%	13.86%	58.16%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$334,651		$277,816	$63,947	$67,798	$130,279	$161,205
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.70	%(5)	1.73%	1.96%	1.90%	1.86%	1.86%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(1.01	)%(5)	(0.38)%	(0.25)%	(0.44)%	(0.42)%	(0.48)%
After expense reimbursement(6)	(0.95	)%(5)	(0.29)%	0.07%	(0.18)%	(0.20)%	(0.26)%
Portfolio turnover rate(7)	9%		6%	22%	47%	4%	4%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Advisor Class A
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$39.39		$24.77	$19.59	$22.98	$20.53	$13.01
Income from Investment Operations:
Net investment loss(2)	(0.23)		(0.18)	(0.04)	(0.10)	(0.09)	(0.08)
Net realized and unrealized gain
(loss) on investments	1.67		14.79	5.22	(3.08)	2.87	7.60
Total from investment
operations	1.44		14.61	5.18	(3.18)	2.78	7.52
Redemption Fees	0.00	(3)	0.01	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	—	(0.21)	(0.33)	—
Total distributions	—		—	—	(0.21)	(0.33)	—
Net Asset Value, End of Period	$40.83		$39.39	$24.77	$19.59	$22.98	$20.53
Total return(4)	3.66	%(5)	59.02%	26.44%	(13.85)%	13.56%	57.80%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$37,475		$21,871	$7,558	$7,250	$11,509	$14,244
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.95	%(6)	1.98%	2.21%	2.15%	2.11%	2.11%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss
to average net assets:
Before expense reimbursement	(1.26	)%(6)	(0.63)%	(0.50)%	(0.69)%	(0.67)%	(0.73)%
After expense reimbursement(7)	(1.20	)%(6)	(0.54)%	(0.18)%	(0.43)%	(0.45)%	(0.51)%
Portfolio turnover rate(8)	9%		6%	22%	47%	4%	4%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Advisor Class C
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$38.53		$24.35	$19.36	$22.68	$20.28	$12.92
Income from Investment Operations:
Net investment loss(2)	(0.32)		(0.34)	(0.15)	(0.20)	(0.20)	(0.16)
Net realized and unrealized gain
(loss) on investments	1.64		14.51	5.14	(3.04)	2.84	7.52
Total from investment
operations	1.32		14.17	4.99	(3.24)	2.64	7.36
Redemption Fees	0.01		0.01	—	—	—	0.00 (3)
Less Distributions:
From net investment income	—		—	—	(0.08)	(0.24)	—
Total distributions	—		—	—	(0.08)	(0.24)	—
Net Asset Value, End of Period	$39.86		$38.53	$24.35	$19.36	$22.68	$20.28
Total return	3.45	%(4)	58.23%	25.77%	(14.29)%	13.00%	56.97%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$13,531		$7,178	$2,536	$2,440	$3,450	$4,445
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.45	%(5)	2.48%	2.71%	2.65%	2.61%	2.61%
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to
average net assets:
Before expense reimbursement	(1.76	)%(5)	(1.13)%	(1.00)%	(1.19)%	(1.17)%	(1.23)%
After expense reimbursement(6)	(1.70	)%(5)	(1.04)%	(0.68)%	(0.93)%	(0.95)%	(1.01)%
Portfolio turnover rate(7)	9%		6%	22%	47%	4%	4%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Institutional Class
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$40.44		$25.32	$19.93	$23.45	$20.90	$13.19
Income from Investment Operations:
Net investment income (loss)(2)	(0.15)		(0.03)	0.06	0.00 (3)	0.00 (3)	(0.01)
Net realized and unrealized gain
(loss) on investments	1.72		15.15	5.33	(3.17)	2.95	7.72
Total from investment
operations	1.57		15.12	5.39	(3.17)	2.95	7.71
Redemption Fees	0.00	(3)	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	—	(0.35)	(0.40)	—
Total distributions	—		—	—	(0.35)	(0.40)	—
Net Asset Value, End of Period	$42.01		$40.44	$25.32	$19.93	$23.45	$20.90
Total return	3.88	%(4)	59.72%	27.04%	(13.51)%	14.10%	58.45%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$40,187		$41,032	$7,482	$5,498	$9,808	$19,749
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.65	%(5)	1.68%	1.91%	1.85%	1.81%	1.81%
After expense reimbursement(6)	1.44	%(5)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(0.96	)%(5)	(0.33)%	(0.20)%	(0.39)%	(0.37)%	(0.43)%
After expense reimbursement(6)	(0.75	)%(5)	(0.09)%	0.27%	0.02%	0.00%	(0.06)%
Portfolio turnover rate(7)	9%		6%	22%	47%	4%	4%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	No Load Class
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$17.66		$12.08	$10.45	$11.46	$10.84	$7.22
Income from Investment Operations:
Net investment income (loss)(2)	(0.03)		0.00 (3)	0.03	0.01	0.04	0.00 (3)
Net realized and unrealized gain
(loss) on investments	0.12		5.65	1.80	(0.91)	1.18	3.62
Total from investment
operations	0.09		5.65	1.83	(0.90)	1.22	3.62
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01
Less Distributions:
From net investment income	—		(0.07)	(0.20)	(0.11)	(0.60)	(0.01)
Total distributions	—		(0.07)	(0.20)	(0.11)	(0.60)	(0.01)
Net Asset Value, End of Period	$17.75		$17.66	$12.08	$10.45	$11.46	$10.84
Total return	0.51	%(4)	46.74%	17.52%	(7.85)%	11.31%	50.21%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$44,957		$47,466	$32,929	$30,191	$38,562	$41,254
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.85	%(5)	1.88%	1.97%	1.93%	1.92%	1.93%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(0.52	)%(5)	(0.21)%	(0.10)%	(0.20)%	0.06%	(0.25)%
After expense reimbursement(6)	(0.31	)%(5)	0.03%	0.23%	0.09%	0.34%	0.04%
Portfolio turnover rate(7)	14%		21%	26%	14%	12%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Advisor Class A
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$17.60		$12.07	$10.43	$11.43	$10.80	$7.22
Income from Investment Operations:
Net investment income (loss)(2)	(0.05)		(0.03)	0.00 (3)	(0.02)	0.01	(0.02)
Net realized and unrealized gain
(loss) on investments	0.12		5.63	1.80	(0.90)	1.19	3.61
Total from investment
operations	0.07		5.60	1.80	(0.92)	1.20	3.59
Redemption Fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		(0.07)	(0.16)	(0.08)	(0.57)	(0.01)
Total distributions	—		(0.07)	(0.16)	(0.08)	(0.57)	(0.01)
Net Asset Value, End of Period	$17.67		$17.60	$12.07	$10.43	$11.43	$10.80
Total return(4)	0.40	%(5)	46.36%	17.26%	(8.08)%	11.11%	49.66%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$10,744		$11,742	$6,518	$8,600	$14,167	$18,770
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.10	%(6)	2.13%	2.22%	2.18%	2.17%	2.18%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(0.77	)%(6)	(0.46)%	(0.35)%	(0.45)%	(0.19)%	(0.50)%
After expense reimbursement(7)	(0.56	)%(6)	(0.22)%	(0.02)%	(0.16)%	0.09%	(0.21)%
Portfolio turnover rate(8)	14%		21%	26%	14%	12%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Advisor Class C
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$17.32		$11.94	$10.32	$11.30	$10.69	$7.17
Income from Investment Operations:
Net investment loss(2)	(0.09)		(0.11)	(0.06)	(0.08)	(0.04)	(0.06)
Net realized and unrealized gain
(loss) on investments	0.11		5.56	1.78	(0.88)	1.17	3.59
Total from investment
operations	0.02		5.45	1.72	(0.96)	1.13	3.53
Redemption Fees	—		0.00 (3)	0.00 (3)	—	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		(0.07)	(0.10)	(0.02)	(0.52)	(0.01)
Total distributions	—		(0.07)	(0.10)	(0.02)	(0.52)	(0.01)
Net Asset Value, End of Period	$17.34		$17.32	$11.94	$10.32	$11.30	$10.69
Total return	0.12	%(4)	45.61%	16.70%	(8.51)%	10.54%	49.17%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$5,818		$5,525	$3,932	$4,233	$5,569	$6,055
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.60	%(5)	2.63%	2.72%	2.68%	2.67%	2.68%
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss
to average net assets:
Before expense reimbursement	(1.27	)%(5)	(0.96)%	(0.85)%	(0.95)%	(0.69)%	(1.00)%
After expense reimbursement(6)	(1.06	)%(5)	(0.72)%	(0.52)%	(0.66)%	(0.41)%	(0.71)%
Portfolio turnover rate(7)	14%		21%	26%	14%	12%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Institutional Class
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$17.74		$12.10	$10.46	$11.48	$10.86	$7.21
Income from Investment Operations:
Net investment income (loss)(2)	(0.01)		0.03	0.05	0.03	0.06	0.02
Net realized and unrealized gain
(loss) on investments	0.12		5.67	1.81	(0.92)	1.19	3.64
Total from investment
operations	0.11		5.70	1.86	(0.89)	1.25	3.66
Redemption Fees	—		0.01	—	—	—	—
Less Distributions:
From net investment income	—		(0.07)	(0.22)	(0.13)	(0.63)	(0.01)
Total distributions	—		(0.07)	(0.22)	(0.13)	(0.63)	(0.01)
Net Asset Value, End of Period	$17.85		$17.74	$12.10	$10.46	$11.48	$10.86
Total return	0.62	%(3)	47.15%	17.83%	(7.71)%	11.54%	50.70%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,010		$1,809	$229	$186	$212	$19
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.80	%(4)	1.83%	1.92%	1.88%	1.87%	1.88%
After expense reimbursement(5)	1.44	%(4)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(0.47	)%(4)	(0.16)%	(0.05)%	(0.15)%	0.11%	(0.20)%
After expense reimbursement(5)	(0.11	)%(4)	0.23%	0.43%	0.29%	0.54%	0.24%
Portfolio turnover rate(6)	14%		21%	26%	14%	12%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	No Load Class
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012(1)	For the Year Ended December 31, 2011(1)	For the Year Ended December 31, 2010(1)	For the Year Ended December 31, 2009(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning
of Period	$87.88		$83.31	$77.90	$83.82	$88.57	$76.13
Income from Investment Operations:
Net investment income (loss)(3)	(0.09)		(0.21)	1.53	1.03	0.72	0.37
Net realized and unrealized gain
(loss) on investments	2.30		4.78	6.09	(5.13)	(4.75)	12.08
Total from investment
operations	2.21		4.57	7.62	(4.10)	(4.03)	12.45
Redemption Fees	0.00	(4)	0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)	0.01
Less Distributions:
From net investment income	—		—	(2.21)	(1.82)	(0.72)	(0.02)
Total distributions	—		—	(2.21)	(1.82)	(0.72)	(0.02)
Net Asset Value, End of Period	$90.09		$87.88	$83.31	$77.90	$83.82	$88.57
Total return	2.67	%(5)	5.22%	9.90%	(4.88)%	(4.60)%	16.46%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$13,655		$11,848	$4,699	$5,613	$7,001	$7,176
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.83	%(6)	2.23%	2.55%	2.29%	2.17%	2.36%
After expense reimbursement(7)	0.95	%(6)	0.95%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(1.08	)%(6)	(1.52)%	0.93%	0.59%	0.33%	(0.26)%
After expense reimbursement(7)	(0.20	)%(6)	(0.24)%	1.84%	1.24%	0.86%	0.46%
Portfolio turnover rate(8)	8%		19%	56%	69%	111%	45%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Advisor Class A
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012(1)	For the Year Ended December 31, 2011(1)	For the Year Ended December 31, 2010(1)	For the Year Ended December 31, 2009(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning
of Period	$87.73		$83.38	$77.76	$83.52	$88.18	$75.94
Income from Investment Operations:
Net investment income (loss)(3)	(0.20)		(0.43)	1.31	0.82	0.50	0.17
Net realized and unrealized gain
(loss) on investments	2.30		4.77	6.09	(5.13)	(4.70)	12.06
Total from investment
operations	2.10		4.34	7.40	(4.31)	(4.20)	12.23
Redemption Fees	0.00	(4)	0.01	0.00 (4)	0.01	0.01	0.01
Less Distributions:
From net investment income	—		—	(1.78)	(1.46)	(0.47)	—
Total distributions	—		—	(1.78)	(1.46)	(0.47)	—
Net Asset Value, End of Period	$89.83		$87.73	$83.38	$77.76	$83.52	$88.18
Total return(5)	2.55	%(6)	4.91%	9.61%	(5.08)%	(4.80)%	16.21%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,681		$2,898	$2,597	$4,559	$10,100	$10,339
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.08	%(7)	2.48%	2.80%	2.54%	2.42%	2.61%
After expense reimbursement(8)	1.20	%(7)	1.20%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(1.33	)%(7)	(1.77)%	0.68%	0.34%	0.08%	(0.51)%
After expense reimbursement(8)	(0.45	)%(7)	(0.49)%	1.59%	0.99%	0.61%	0.21%
Portfolio turnover rate(9)	8%		19%	56%	69%	111%	45%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6)	Not annualized.
(7)	Annualized.
(8)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(9)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Advisor Class C
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012(1)	For the Year Ended December 31, 2011(1)	For the Year Ended December 31, 2010(1)	For the Year Ended December 31, 2009(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning
of Period	$86.10		$82.26	$76.75	$82.53	$87.12	$75.42
Income from Investment Operations:
Net investment income (loss)(3)	(0.41)		(0.84)	0.89	0.40	0.09	(0.23)
Net realized and unrealized gain
(loss) on investments	2.24		4.68	6.00	(5.03)	(4.57)	11.93
Total from investment
operations	1.83		3.84	6.89	(4.63)	(4.48)	11.70
Redemption Fees	—		—	0.00 (4)	0.01	0.00 (4)	0.00 (4)
Less Distributions:
From net investment income	—		—	(1.38)	(1.16)	(0.11)	—
Total distributions	—		—	(1.38)	(1.16)	(0.11)	—
Net Asset Value, End of Period	$87.93		$86.10	$82.26	$76.75	$82.53	$87.12
Total return	2.28	%(5)	4.46%	8.96%	(5.51)%	(5.15)%	15.52%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,330		$1,862	$1,763	$2,316	$2,840	$2,700
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.58	%(6)	2.98%	3.30%	3.04%	2.92%	3.11%
After expense reimbursement(7)	1.70	%(6)	1.70%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(1.83	)%(6)	(2.27)%	0.18%	(0.16)%	(0.42)%	(1.01)%
After expense reimbursement(7)	(0.95	)%(6)	(0.99)%	1.09%	0.49%	0.11%	(0.29)%
Portfolio turnover rate(8)	8%		19%	56%	69%	111%	45%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005. (5) Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Institutional Class
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012(1)	For the Year Ended December 31, 2011(1)	For the Year Ended December 31, 2010(1)	For the Year Ended December 31, 2009(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning
of Period	$88.76		$84.00	$78.49	$84.22	$88.97	$76.32
Income from Investment Operations:
Net investment income (loss)(3)	0.00	(4)	(0.04)	1.72	1.21	0.88	0.55
Net realized and unrealized gain
(loss) on investments	2.32		4.80	6.16	(5.13)	(4.74)	12.26
Total from investment
operations	2.32		4.76	7.88	(3.92)	(3.86)	12.81
Redemption Fees	—		—	0.01	0.17	0.01	0.06
Less Distributions:
From net investment income	—		—	(2.38)	(1.98)	(0.90)	(0.22)
Total distributions	—		—	(2.38)	(1.98)	(0.90)	(0.22)
Net Asset Value, End of Period	$91.08		$88.76	$84.00	$78.49	$84.22	$88.97
Total return	2.76	%(5)	5.39%	10.17%	(4.43)%	(4.38)%	16.94%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$10,199		$6,854	$1,629	$798	$4,182	$2,905
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.78	%(6)	2.18%	2.50%	2.24%	2.12%	2.31%
After expense reimbursement(7)	0.75	%(6)	0.75%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to
average net assets:
Before expense reimbursement	(1.03	)%(6)	(1.47)%	0.98%	0.64%	0.38%	(0.21)%
After expense reimbursement(7)	0.00	%(6)	(0.04)%	2.04%	1.44%	1.06%	0.66%
Portfolio turnover rate(8)	8%		19%	56%	69%	111%	45%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Fund
	No Load Class
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$11.02		$11.08		$10.09	$10.47	$9.86	$8.22
Income from Investment Operations:
Net investment income(2)	0.12		0.20		0.34	0.83	0.35	0.09
Net realized and unrealized gain
(loss) on investments	0.42		0.28		1.20	(0.80)	0.91	1.79
Total from investment
operations	0.54		0.48		1.54	0.03	1.26	1.88
Redemption Fees	0.00	(3)	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	(0.10)		(0.28)		(0.43)	(0.36)	(0.35)	(0.08)
From net realized gains	(0.05)		(0.26)		(0.12)	(0.05)	(0.30)	(0.16)
Total distributions	(0.15)		(0.54)		(0.55)	(0.41)	(0.65)	(0.24)
Net Asset Value, End of Period	$11.41		$11.02		$11.08	$10.09	$10.47	$9.86
Total return	4.90	%(4)	4.28%		15.38%	0.24%	13.04%	22.90%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$20,360		$19,553		$19,566	$13,389	$3,489	$938
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.80	%(5)	1.83	%(8)	2.00%	2.38%	6.11%	13.11%
After expense reimbursement(6)	1.49	%(5)	1.50	%(8)	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	1.78	%(5)	1.41	%(9)	2.65%	7.09%	(1.19)%	(10.69)%
After expense reimbursement(6)	2.09	%(5)	1.74	%(9)	3.16%	7.98%	3.43%	0.93%
Portfolio turnover rate(7)	20%		54%		41%	74%	38%	77%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Multi-Disciplinary Portfolio.
(8)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 1.82% before expense reimbursement and 1.49% after expense reimbursement.

(9)	The ratio of net investment income includes borrowing expense on securities sold short.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Fund
	Advisor Class A
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$10.98		$11.03		$10.05	$10.44	$9.85	$8.20
Income from Investment Operations:
Net investment income(2)	0.10		0.17		0.31	0.78	0.33	0.06
Net realized and unrealized gain
(loss) on investments	0.43		0.29		1.20	(0.78)	0.89	1.80
Total from investment
operations	0.53		0.46		1.51	—	1.22	1.86
Redemption Fees	0.00	(3)	0.00	(3)	0.00 (3)	—	—	—
Less Distributions:
From net investment income	(0.09)		(0.25)		(0.41)	(0.34)	(0.33)	(0.05)
From net realized gains	(0.05)		(0.26)		(0.12)	(0.05)	(0.30)	(0.16)
Total distributions	(0.14)		(0.51)		(0.53)	(0.39)	(0.63)	(0.21)
Net Asset Value, End of Period	$11.37		$10.98		$11.03	$10.05	$10.44	$9.85
Total return(4)	4.76	%(5)	4.15%		15.12%	(0.01)%	12.64%	22.73%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$25,442		$36,170		$25,764	$4,726	$356	$103
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.05	%(6)	2.08	%(9)	2.25%	2.63%	6.36%	13.36%
After expense reimbursement(7)	1.74	%(6)	1.75	%(9)	1.74%	1.74%	1.74%	1.74%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	1.53	%(6)	1.16	%(10)	2.40%	6.84%	(1.44)%	(10.94)%
After expense reimbursement(7)	1.84	%(6)	1.49	%(10)	2.91%	7.73%	3.18%	0.68%
Portfolio turnover rate(8)	20%		54%		41%	74%	38%	77%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Multi-Disciplinary Portfolio.
(9)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 2.07% before expense reimbursement and 1.74% after expense reimbursement.

(10)	The ratio of net investment income includes borrowing expense on securities sold short.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Fund
	Advisor Class C
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$10.90		$10.96		$10.00	$10.40	$9.80	$8.17
Income from Investment Operations:
Net investment income(2)	0.07		0.11		0.26	0.74	0.27	0.02
Net realized and unrealized gain
(loss) on investments	0.42		0.29		1.18	(0.78)	0.90	1.78
Total from investment
operations	0.49		0.40		1.44	(0.04)	1.17	1.80
Redemption Fees	0.00	(3)	—		—	—	—	—
Less Distributions:
From net investment income	(0.07)		(0.20)		(0.36)	(0.31)	(0.27)	(0.01)
From net realized gains	(0.05)		(0.26)		(0.12)	(0.05)	(0.30)	(0.16)
Total distributions	(0.12)		(0.46)		(0.48)	(0.36)	(0.57)	(0.17)
Net Asset Value, End of Period	$11.27		$10.90		$10.96	$10.00	$10.40	$9.80
Total return	4.44	%(4)	3.59%		14.48%	(0.49)%	12.13%	22.03%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$11,868		$11,209		$7,485	$1,645	$128	$105
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.55	%(5)	2.58	%(8)	2.75%	3.13%	6.86%	13.86%
After expense reimbursement(6)	2.24	%(5)	2.25	%(8)	2.24%	2.24%	2.24%	2.24%
Ratio of net investment income
(loss) to average net assets:
Before expense reimbursement	1.03	%(5)	0.66	%(9)	1.90%	6.34%	(1.94)%	(11.44)%
After expense reimbursement(6)	1.34	%(5)	0.99	%(9)	2.41%	7.23%	2.68%	0.18%
Portfolio turnover rate(7)	20%		54%		41%	74%	38%	77%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Multi-Disciplinary Portfolio.
(8)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 2.57% before expense reimbursement and 2.24% after expense reimbursement.

(9)	The ratio of net investment income includes borrowing expense on securities sold short.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Fund
	Institutional Class
	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$11.06		$11.11		$10.12	$10.50	$9.89	$8.23
Income from Investment Operations:
Net investment income(2)	0.13		0.22		0.36	0.85	0.37	0.10
Net realized and unrealized gain
(loss) on investments	0.42		0.29		1.20	(0.80)	0.91	1.81
Total from investment
operations	0.55		0.51		1.56	0.05	1.28	1.91
Redemption Fees	—		—		—	—	—	—
Less Distributions:
From net investment income	(0.11)		(0.30)		(0.45)	(0.38)	(0.37)	(0.09)
From net realized gains	(0.05)		(0.26)		(0.12)	(0.05)	(0.30)	(0.16)
Total distributions	(0.16)		(0.56)		(0.57)	(0.43)	(0.67)	(0.25)
Net Asset Value, End of Period	$11.45		$11.06		$11.11	$10.12	$10.50	$9.89
Total return	4.98	%(3)	4.58%		15.55%	0.42%	13.19%	23.25%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$55,079		$23,227		$6,576	$3,878	$142	$101
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.75	%(4)	1.78	%(7)	1.95%	2.33%	6.06%	13.06%
After expense reimbursement(5)	1.29	%(4)	1.30	%(7)	1.29%	1.29%	1.29%	1.29%
Ratio of net investment income
(loss) to average net assets:
Before expense reimbursement	1.83	%(4)	1.46	%(8)	2.70%	7.14%	(1.14)%	(10.64)%
After expense reimbursement(5)	2.29	%(4)	1.94	%(8)	3.36%	8.18%	3.63%	1.13%
Portfolio turnover rate(6)	20%		54%		41%	74%	38%	77%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Multi-Disciplinary Portfolio.
(7)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 1.77% before expense reimbursement and 1.29% after expense reimbursement.

(8)	The ratio of net investment income includes borrowing expense on securities sold short.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2014 (Unaudited)

The Internet Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Information	$97,537,633	58.0%
Retail Trade	22,239,149	13.2%
Management of Companies and Enterprises	15,872,573	9.5%
Arts, Entertainment, and Recreation	14,200,290	8.5%
Finance and Insurance	8,911,763	5.3%
Manufacturing	5,027,224	3.0%
Real Estate and Rental and Leasing	409,400	0.2%
Administrative and Support and Waste Management and
Remediation Services	377,560	0.2%
Professional, Scientific, and Technical Services	13,080	0.0%

*      Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2014 (Unaudited) — (Continued)

The Global Portfolio

		Percentage
	Market	of Total
Country Allocation*	Value	Net Assets
United States	$5,560,024	50.9%
Canada	2,663,288	24.5%
France	876,243	8.1%
Cayman Islands	679,692	6.3%
Switzerland	293,798	2.7%
Spain	161,798	1.5%
Singapore	70,495	0.7%
Guernsey	75,558	0.7%
Brazil	49,847	0.5%
Greece	45,461	0.4%
Japan	38,450	0.4%
Argentina	23,033	0.2%
Germany	6,967	0.1%

*      Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2014 (Unaudited) — (Continued)

The Paradigm Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Information	$317,065,034	23.3%
Real Estate and Rental and Leasing	212,172,199	15.7%
Management of Companies and Enterprises	160,853,060	11.9%
Finance and Insurance	136,964,780	10.1%
Arts, Entertainment, and Recreation	115,341,900	8.5%
Retail Trade	109,852,273	8.1%
Manufacturing	82,400,955	6.1%
Mining, Quarrying, and Oil and Gas Extraction	73,823,393	5.5%
Petroleum and Gas	65,962,118	4.9%
Utilities	2,750,600	0.2%
Construction	1,104,074	0.1%
Transportation and Warehousing	953,641	0.1%
Accommodation and Food Services	337,528	0.0%
Wholesale Trade	66,857	0.0%

*      Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2014 (Unaudited) — (Continued)

The Medical Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Manufacturing	$23,622,502	88.0%
Professional, Scientific, and Technical Services	2,233,452	8.3%
Finance and Insurance	9,240	0.0%

*      Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2014 (Unaudited) — (Continued)

The Small Cap Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Real Estate and Rental and Leasing	$101,327,144	23.9%
Manufacturing	101,313,979	23.8%
Finance and Insurance	66,548,699	15.6%
Petroleum and Gas	35,944,695	8.4%
Management of Companies and Enterprises	34,546,235	8.1%
Information	23,592,080	5.5%
Retail Trade	23,030,370	5.4%
Arts, Entertainment, and Recreation	15,974,430	3.8%
Mining, Quarrying, and Oil and Gas Extraction	6,970,065	1.6%
Accommodation and Food Services	4,528,990	1.1%
Wholesale Trade	946,944	0.2%
Transportation Equipment	880,190	0.2%

*      Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2014 (Unaudited) — (Continued)

The Market Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance	$29,943,886	47.0%
Real Estate and Rental and Leasing	8,371,901	13.2%
Management of Companies and Enterprises	8,251,689	13.0%
Petroleum and Gas	4,867,344	7.7%
Retail Trade	2,643,630	4.2%
Accommodation and Food Services	1,419,060	2.2%
Arts, Entertainment, and Recreation	884,152	1.4%
Information	672,344	1.1%
Mining, Quarrying, and Oil and Gas Extraction	229,360	0.4%
Manufacturing	75,911	0.1%
Wholesale Trade	17,856	0.0%
Support Activities for Water Transportation	10,037	0.0%

*       Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2014 (Unaudited) — (Continued)

The Alternative Income Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance	$11,942,241	40.0%
Manufacturing	8,773,564	29.3%
Information	1,800,048	6.0%
Retail Trade	1,780,075	5.9%
Public Administration	1,599,897	5.3%
Mining, Quarrying, and Oil and Gas Extraction	936,882	3.1%
Utilities	357,474	1.2%
Professional, Scientific, and Technical Services	242,834	0.8%
Wholesale Trade	200,878	0.7%
Accommodations and Food Services	200,314	0.7%
Administrative and Support and Waste Management and
Remediation Services	104,028	0.3%
Transportation and Warehousing	101,939	0.3%

*      Excludes Short-Term Investments & Written Options

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2014 (Unaudited) — (Continued)

The Multi-Disciplinary Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Information	$24,993,207	22.3%
Manufacturing	18,306,390	16.2%
Finance and Insurance	17,080,676	15.1%
Mining, Quarrying, and Oil and Gas Extraction	14,528,224	12.8%
Administrative and Support and Waste Management and
Remediation Services	8,911,384	7.9%
Real Estate and Rental and Leasing	6,557,528	5.8%
Accommodation and Food Services	3,731,063	3.3%
Construction	3,660,000	3.2%
Retail Trade	3,620,625	3.2%
Arts, Entertainment, and Recreation	2,761,273	2.4%
Wholesale Trade	1,901,688	1.7%
Other Services (except Public Administration)	1,305,443	1.2%
Transportation and Warehousing	525,000	0.5%
Health Care and Social Assistance	326,625	0.3%
Professional, Scientific, and Technical Services	253,125	0.2%
Utilities	115,250	0.1%

*      Excludes Short-Term Investments & Written Options

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited)

Identifier	COMMON STOCKS — 97.86%	Shares	Value
	Administrative and Support Services — 0.23%
CRMZ	CreditRiskMonitor.com, Inc.	600	$1,740
CTRP	Ctrip.com International Ltd. — ADR*	5,800	371,432
IILG	Interval Leisure Group, Inc.^	200	4,388
			377,560
	Broadcasting (except Internet) — 3.67%
CBS	CBS Corporation — Class B	53,300	3,312,062
DIS	The Walt Disney Company^	33,300	2,855,142
			6,167,204
	Computer and Electronic Product Manufacturing — 0.33%
QCOM	QUALCOMM Inc.	7,000	554,400
	Credit Intermediation and Related Activities — 0.17%
TREE	Tree.com, Inc.*^	9,833	286,534
	Data Processing, Hosting and Related Services — 0.19%
CSGP	CoStar Group, Inc.*	2,000	316,340
	Data Processor — 3.60%
MA	MasterCard, Inc. — Class A	36,000	2,644,920
VRSK	Verisk Analytics, Inc. — Class A*	7,700	462,154
V	Visa, Inc. — Class A^	14,000	2,949,940
			6,057,014
	Defense — 2.27%
CACI	CACI International, Inc. — Class A*^	40,000	2,808,400
MANT	ManTech International Corporation — Class A	34,000	1,003,680
			3,812,080
	E-Commerce — 12.68%
EBAY	eBay, Inc.*^	72,000	3,604,320
IACI	IAC/InterActiveCorp	100,000	6,923,000
LINTA	Liberty Interactive Corporation — Class A*	367,400	10,786,864
			21,314,184
	Gaming — 1.66%
200 HK	Melco International Development Limited	920,000	2,783,598
	General Merchandise Stores — 0.01%
SHLD	Sears Holdings Corporation*^	400	15,984

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier		Shares	Value
	Global Exchanges — 0.20%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement
	and Registry*	11,000	$125,017
JSE SJ	JSE Limited	24,000	216,417
			341,434
	Holding Company — 16.87%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*+	2,000	—
IEP	Icahn Enterprises LP	37,177	3,706,519
LMCA	Liberty Media Corporation — Class A*	118,800	16,237,584
LVNTA	Liberty Ventures — Series A*	114,000	8,413,200
			28,357,303
	Media — 19.34%
DISCA	Discovery Communications, Inc. — Class A*	101,700	7,554,276
SNI	Scripps Networks Interactive — Class A^	77,000	6,247,780
STRZA	Starz — Class A*	129,200	3,848,868
TWX	Time Warner, Inc.	77,000	5,409,250
VIAB	Viacom Inc. — Class B	108,800	9,436,224
			32,496,398
	Motion Picture and Sound Recording Industries — 2.21%
DWA	DreamWorks Animation SKG, Inc. — Class A*	160,000	3,721,600
	Motor Vehicle and Parts Dealers — 0.71%
AN	AutoNation, Inc.*	20,000	1,193,600
	Non-Store Retailers — 1.24%
CPRT	Copart, Inc.*	38,860	1,397,405
LE	Lands’ End, Inc.*	120	4,030
OSTK	Overstock.com, Inc.*	1,000	15,770
BID	Sotheby’s^	16,000	671,840
			2,089,045
	Other Exchanges — 0.04%
CBOE	CBOE Holdings Inc.	1,200	59,052
	Other Information Services — 7.07%
GOOGL	Google Inc. — Class A*	8,600	5,028,162
GOOG	Google Inc. — Class C*	8,600	4,947,408
YHOO	Yahoo! Inc.*^	54,000	1,897,020
			11,872,590

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier		Shares	Value
	Performing Arts, Spectator Sports, and Related Industries — 5.10%
LYV	Live Nation Entertainment, Inc.*	195,000	$4,814,550
MSG	The Madison Square Garden Company — Class A*	60,000	3,747,000
			8,561,550
	Professional, Scientific, and Technical Services — 0.01%
MWW	Monster Worldwide, Inc.*	2,000	13,080
	Publishing Industries (except Internet) — 1.11%
SSP	The E.W. Scripps Company — Class A*	77,500	1,639,900
TIME	Time Inc.*	9,625	233,118
			1,873,018
	Rental and Leasing Services — 0.16%
CDCO	Comdisco Holding Company, Inc.*	56,000	274,400
	Satellite Telecommunications — 16.91%
DISH	DISH Network Corp. — Class A*	146,000	9,501,680
SATS	EchoStar Corporation — Class A*	218,000	11,540,920
LBTYK	Liberty Global plc — Series C*^	144,000	6,092,640
LORL	Loral Space & Communications Inc.*	8,600	625,134
VSAT	ViaSat, Inc.*^	11,400	660,744
			28,421,118
	Securities, Commodity Contracts, and Other Financial Investments
	and Related Activities — 1.29%
ICE	IntercontinentalExchange Group, Inc.	8,030	1,516,867
MKTX	MarketAxess Holdings, Inc.	5,700	308,142
OTCM	OTC Markets Group Inc. — Class A	30,600	342,720
			2,167,729
	Security System Services — 0.77%
ASCMA	Ascent Capital Group LLC — Class A*^	19,600	1,293,796
	Telecommunications — 0.02%
ICTG	ICTC Group Inc.*	149	3,278
9984 JP	SoftBank Corp.	400	29,783
			33,061
	TOTAL COMMON STOCKS
	(cost $79,658,372)		164,453,672

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

		Principal
Identifier	ESCROW NOTES — 0.00%	Amount	Value
	Special Purpose Entity — 0.00%
006ESC958	Adelphia Communications Corp. Preferred*+	$190,000	$—
	TOTAL ESCROW NOTES
	(cost $0)		—

	RIGHTS — 0.08%	Shares
	Rental and Leasing Services — 0.08%
CDCOR	Comdisco Holding Company, Inc.*#	1,800,000	135,000
	TOTAL RIGHTS
	(cost $89,222)		135,000

		Principal
	SHORT-TERM INVESTMENTS — 2.13%	Amount
	Commercial Paper — 2.13%
039715141	U.S. Bank N.A., 0.02%, 07/01/2014	$3,578,000	3,578,000

		Shares
	Money Market Funds — 0.00%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%b	7,876	7,876
	TOTAL SHORT-TERM INVESTMENTS
	(cost $3,585,876)		3,585,876

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 12.58%
	Money Market Funds — 12.58%
	Mount Vernon Securities Lending Trust —
	Prime Portfolio, 0.18%b	21,133,565	21,133,565
	TOTAL INVESTMENTS PURCHASED WITH THE
	CASH PROCEEDS FROM SECURITIES LENDING
	(cost $21,133,565)		21,133,565
	TOTAL INVESTMENTS — 112.65%
	(cost $104,467,035)		$189,308,113

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2014. Total loaned securities had a market value of $20,765,137 at June 30, 2014.
+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
# —	Contingent value right (contingent upon profitability of company).
b —	The rate quoted is the annualized seven-day yield as of June 30, 2014.
ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 96.15%	Shares	Value
	Apparel Manufacturing — 2.48%
MC FP	LVMH Moet Hennessy Louis Vuitton SA	1,400	$269,916
	Asset Management — 12.29%
APO	Apollo Global Management LLC — Class A	300	8,316
BAM	Brookfield Asset Management Inc. — Class A	4,000	176,080
DDEJF	Dundee Corporation — Class A*	36,000	581,040
JZCP LN	JZ Capital Partners Ltd.	10,000	75,558
ONEXF	Onex Corporation	8,000	496,000
			1,336,994
	Beverage and Tobacco Product Manufacturing — 0.16%
CWGL	Crimson Wine Group Ltd.*^	1,350	12,218
FNEVY	Fraser and Neave Limited — ADR	400	4,860
			17,078
	Chemical Manufacturing — 1.34%
PAH	Platform Specialty Products Corporation*	5,200	145,756
	Construction of Buildings — 2.00%
BRP	Brookfield Residential Properties Inc.*	10,100	209,575
LEN	Lennar Corporation — Class A^	200	8,396
			217,971
	Credit Intermediation and Related Activities — 0.03%
IFT	Imperial Holdings, Inc.*	400	2,728
	Crop Production — 0.21%
CRESY	Cresud S.A.C.I.F.y A. — ADR	1,765	23,033
	E-Commerce — 4.05%
LINTA	Liberty Interactive Corporation — Class A*	15,000	440,400
	Electronics and Appliance Stores — 0.47%
SHOS	Sears Hometown and Outlet Stores Inc.*	2,400	51,528
	European Exchanges — 1.37%
BME SM	Bolsas y Mercados Espanoles	3,130	149,471
	Gaming — 2.29%
WYNN	Wynn Resorts Limited	1,200	249,072
	General Merchandise Stores — 4.13%
SEARF	Sears Canada Inc.^	6,600	89,826
SHLD	Sears Holdings Corporation*^	9,000	359,640
			449,466

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier		Shares	Value
	Global Exchanges — 0.88%
BVMF3 BZ	BM&FBOVESPA SA	9,470	$49,846
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement
	and Registry*	4,000	45,461
			95,307
	Holding Company — 20.17%
BOL FP	Bollore SA	925	600,370
CKI CN	Clarke Inc.	2,000	20,074
IEP	Icahn Enterprises LP	6,094	607,596
LUK	Leucadia National Corporation	2,200	57,684
LMCA	Liberty Media Corporation — Class A*	3,600	492,048
LVNTA	Liberty Ventures — Series A*	5,200	383,760
PVF CN	Partners Value Fund Inc.*	1,200	32,056
			2,193,588
	Insurance Carriers and Related Activities — 0.74%
AFSI	AmTrust Financial Services, Inc.^	500	20,905
GLRE	Greenlight Capital Re, Ltd. — Class A*	1,800	59,292
			80,197
	Jewelry, Watch, Precious Stone, and Precious Metal Merchant
	Wholesalers — 2.70%
CFR VX	Compagnie Financiere Richemont SA	2,800	293,798
	Lessors of Nonresidential Buildings (except Miniwarehouses) — 5.81%
HHC	The Howard Hughes Corporation*	4,000	631,320
	Media — 2.01%
ATC NA	Altice S.A.*	100	6,967
DISCA	Discovery Communications, Inc. — Class A*	1,200	89,136
STRZA	Starz — Class A*	4,094	121,960
			218,063
	Mining (except Oil and Gas) — 0.69%
FNV	Franco-Nevada Corporation	1,000	57,340
NCQ	NovaCopper Inc.*	666	726
NG	NovaGold Resources Inc.*	4,000	16,840
			74,906
	Motion Picture and Sound Recording Industries — 1.84%
DWA	DreamWorks Animation SKG, Inc. — Class A*	8,600	200,036

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier		Shares	Value
	Oil and Gas — 3.98%
TPL	Texas Pacific Land Trust	2,700	$432,297
	Oil and Gas Extraction — 9.76%
CLR	Continental Resources, Inc.*	1,050	165,942
PARR	Par Petroleum Corporation*	3,400	68,850
POU CN	Paramount Resources Ltd. — Class A*	1,410	78,689
SEMUF	Siem Industries Inc.*	6,600	620,400
TOU CN	Tourmaline Oil Corp.*	2,415	127,331
			1,061,212
	Other Information Services — 0.01%
IIJI	Internet Initiative Japan Inc. — ADR	100	1,221
	Publishing Industries (except Internet) — 0.11%
PRIS	Promotora de Informaciones S.A. — ADR*^	873	1,641
PRS SM	Promotora de Informaciones S.A. — Class A*	18,310	8,901
PRIS/B US	Promotora de Informaciones S.A. — Class B — ADR*	700	1,785
			12,327
	Real Estate — 8.07%
BPY	Brookfield Property Partners LP	281	5,865
BRE CN	Brookfield Real Estate Services, Inc.	5,050	66,257
CIT SP	City Developments Limited	8,000	65,635
DRM CN	Dream Unlimited Corp. — Class A*	49,200	711,453
TPH	TRI Pointe Homes, Inc.*^	1,800	28,296
			877,506
	Restaurants — 5.16%
BKW	Burger King Worldwide Inc.	1,800	48,996
WEN	The Wendy’s Company^	60,000	511,800
			560,796
	Satellite Telecommunications — 2.75%
DISH	DISH Network Corp. — Class A*	2,000	130,160
SATS	EchoStar Corporation — Class A*	3,200	169,408
			299,568
	Telecommunications — 0.40%
NUM FP	Numericable Group SA*	100	5,957
9984 JP	SoftBank Corp.	500	37,229
			43,186

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier		Shares	Value
	Transportation Equipment Manufacturing — 0.25%
HEI/A	HEICO Corporation — Class A	675	$27,405
	TOTAL COMMON STOCKS
	(cost $7,584,738)		10,456,146

	MUTUAL FUNDS — 0.81%
	Funds, Trusts, and Other Financial Vehicles — 0.81%
TRF	Templeton Russia and East European Fund, Inc.	5,800	88,508
	TOTAL MUTUAL FUNDS
	(cost $77,855)		88,508

		Principal
	SHORT-TERM INVESTMENTS — 2.52%	Amount
	Commercial Paper — 2.45%
039715141	U.S. Bank N.A., 0.02%, 07/01/2014	$267,000	267,000

		Shares
	Money Market Funds — 0.07%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%b	7,449	7,449
	TOTAL SHORT-TERM INVESTMENTS
	(cost $274,449)		274,449

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 6.57%
	Money Market Funds — 6.57%
	Mount Vernon Securities Lending Trust —
	Prime Portfolio, 0.18%b	714,121	714,121
	TOTAL INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $714,121)		714,121
	TOTAL INVESTMENTS — 106.05%
	(cost $8,651,163)		$11,533,224

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2014. Total loaned securities had a market value of $699,502 at June 30, 2014.
b —	The rate quoted is the annualized seven-day yield as of June 30, 2014.
ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 94.49%	Shares	Value
	Apparel Manufacturing — 0.13%
LB	L Brands, Inc.	25,600	$1,501,696
LVMUY	LVMH Moet Hennessy Louis Vuitton SA — ADR	5,200	200,616
			1,702,312
	Asset Management — 5.86%
APO	Apollo Global Management LLC — Class A	1,000	27,720
BAM	Brookfield Asset Management Inc. — Class A	1,085,600	47,788,112
DDEJF	Dundee Corporation — Class A*	158,100	2,551,734
JZCP LN	JZ Capital Partners Ltd.	15,200	114,848
OAK	Oaktree Capital Group LLC	14,400	719,856
ONEXF	Onex Corporation	411,800	25,531,600
RCP LN	RIT Capital Partners plc	22,400	504,491
806 HK	Value Partners Group Limited	2,747,000	1,839,509
WETF	WisdomTree Investments, Inc.*^	24,700	305,292
			79,383,162
	Beverage and Tobacco Product Manufacturing — 0.12%
BF/A	Brown-Forman Corporation — Class A	450	41,553
ROX	Castle Brands, Inc.*^	72,000	64,080
CWGL	Crimson Wine Group Ltd.*^	171,860	1,555,333
			1,660,966
	Broadcasting (except Internet) — 2.57%
CBS	CBS Corporation — Class B	561,020	34,861,783
	Chemical Manufacturing — 1.41%
OPK	OPKO Health, Inc.*^	4,000	35,360
PAH	Platform Specialty Products Corporation*	148,900	4,173,667
SIAL	Sigma-Aldrich Corporation	145,815	14,797,306
VHI	Valhi, Inc.^	4,600	29,532
			19,035,865
	Construction of Buildings — 0.13%
BRP	Brookfield Residential Properties Inc.*	28,600	593,450
LEN	Lennar Corporation — Class A	26,300	1,104,074
			1,697,524
	Credit Intermediation and Related Activities — 0.00%
IFT	Imperial Holdings, Inc.*	7,200	49,104
OCN	Ocwen Financial Corporation*^	200	7,420
			56,524

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier		Shares	Value
	E-Commerce — 2.94%
IACI	IAC/InterActiveCorp	44,700	$3,094,581
LINTA	Liberty Interactive Corporation — Class A*	1,248,400	36,653,024
			39,747,605
	Electronics and Appliance Stores — 0.19%
SHOS	Sears Hometown and Outlet Stores Inc.*	117,500	2,522,725
	Gaming — 4.93%
LVS	Las Vegas Sands Corp.	358,200	27,302,004
MGM	MGM Resorts International*^	481,600	12,714,240
WYNN	Wynn Resorts Limited	129,000	26,775,240
			66,791,484
	Gasoline Stations — 0.03%
SUSS	Susser Holdings Corporation*^	5,200	419,744
	General Merchandise Stores — 2.04%
SEARF	Sears Canada Inc.^	493,400	6,715,174
SHLD	Sears Holdings Corporation*^	521,780	20,850,329
			27,565,503
	Global Exchanges — 0.25%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement
	and Registry*	33,600	381,870
JSE SJ	JSE Limited	330,000	2,975,741
			3,357,611
	Holding Company — 17.16%
BOL FP	Bollore SA	5,200	3,375,051
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*+	23,520	—
IEP	Icahn Enterprises LP^	945,845	94,300,794
LUK	Leucadia National Corporation	1,373,900	36,023,658
LMCA	Liberty Media Corporation — Class A*	624,400	85,342,992
LVNTA	Liberty Ventures — Series A*	180,800	13,343,040
PVF CN	Partners Value Fund Inc.*	800	21,371
			232,406,906
	Insurance Carriers and Related Activities — 1.11%
AFSI	AmTrust Financial Services, Inc.^	4,600	192,326
MKL	Markel Corporation*	22,732	14,904,008
			15,096,334

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier		Shares	Value
	Lessors of Nonresidential Buildings
	(except Miniwarehouses) — 11.56%
HHC	The Howard Hughes Corporation*	959,300	$151,406,319
RSE	Rouse Properties, Inc.^	298,400	5,105,624
			156,511,943
	Lessors of Residential Buildings and Dwellings — 1.06%
ELS	Equity Lifestyle Properties, Inc. — REIT	325,200	14,360,832
	Machinery Manufacturing — 0.10%
CFX	Colfax Corporation*^	17,300	1,289,542
	Manufactured Brands — 2.35%
JAH	Jarden Corporation*^	536,000	31,811,600
	Media — 5.19%
DISCA	Discovery Communications, Inc. — Class A*	389,923	28,963,481
SNI	Scripps Networks Interactive — Class A^	69,973	5,677,609
STRZA	Starz — Class A*	619,000	18,440,010
VIAB	Viacom Inc. — Class B	197,700	17,146,521
			70,227,621
	Merchant Wholesalers, Nondurable Goods — 0.01%
GLEN LN	Glencore Xstrata plc*	12,000	66,857
	Mining (except Oil and Gas) — 1.21%
FNV	Franco-Nevada Corporation^	286,800	16,445,112
	Motion Picture and Sound Recording Industries — 3.18%
DWA	DreamWorks Animation SKG, Inc. — Class A*^	1,853,400	43,110,084
	Motor Vehicle and Parts Dealers — 4.19%
AN	AutoNation, Inc.*	950,800	56,743,744
	Non-Store Retailers — 0.34%
LE	Lands’ End, Inc.*^	138,810	4,661,240
	Oil and Gas — 4.87%
TPL	Texas Pacific Land Trust	411,980	65,962,118
	Oil and Gas Extraction — 4.24%
CNQ	Canadian Natural Resources Ltd.	194,400	8,924,904
CLR	Continental Resources, Inc.*^	112,990	17,856,939
PARR	Par Petroleum Corporation*	23,600	477,900
SEMUF	Siem Industries Inc.*	29,700	2,791,800
TOU CN	Tourmaline Oil Corp.*	518,290	27,326,738
			57,378,281

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier		Shares	Value
	Other Exchanges — 2.88%
CBOE	CBOE Holdings Inc.^	779,126	$38,340,790
URB/A CN	Urbana Corporation — Class A	398,178	675,416
			39,016,206
	Other Information Services — 0.00%
GOOGL	Google Inc. — Class A*	30	17,540
GOOG	Google Inc. — Class C*	30	17,258
			34,798
	Performing Arts, Spectator Sports, and Related Industries — 3.58%
LYV	Live Nation Entertainment, Inc.*	1,966,400	48,550,416
	Real Estate — 3.01%
BPY	Brookfield Property Partners LP	73,064	1,524,846
DRM CN	Dream Unlimited Corp. — Class A*	258,100	3,732,236
FCE/A	Forest City Enterprises, Inc. — Class A*^	1,258,200	25,000,434
TPH	TRI Pointe Homes, Inc.*^	60,400	949,488
VNO	Vornado Realty Trust — REIT	89,000	9,498,970
			40,705,974
	Restaurants — 2.05%
BKW	Burger King Worldwide Inc.^	12,400	337,528
WEN	The Wendy’s Company^	3,209,600	27,377,888
			27,715,416
	Satellite Telecommunications — 5.48%
DISH	DISH Network Corp. — Class A*	709,100	46,148,228
SATS	EchoStar Corporation — Class A*	512,500	27,131,750
LORL	Loral Space & Communications Inc.*	300	21,807
VSAT	ViaSat, Inc.*	16,800	973,728
			74,275,513
	Security System Services — 0.05%
ASCMA	Ascent Capital Group LLC — Class A*^	10,400	686,504
	Support Activities for Transportation — 0.07%
357 HK	Hainan Meilan International Airport Company Limited —
	Class H	1,041,000	953,641
	Transportation Equipment Manufacturing — 0.00%
HEI/A	HEICO Corporation — Class A	1,250	50,750

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Paradigm Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier		Shares	Value
	Utilities — 0.20%
BIP	Brookfield Infrastructure Partners LP^	65,930	$2,750,600
	TOTAL COMMON STOCKS
	(cost $774,218,091)		1,279,614,840
		Principal
	ESCROW NOTES — 0.00%	Amount
	Special Purpose Entity — 0.00%
006ESCBG1	Adelphia Communications Corp.*+	$200,000	—
	TOTAL ESCROW NOTES
	(cost $0)		—

	MUTUAL FUNDS — 0.00%	Shares
	Funds, Trusts, and Other Financial Vehicles — 0.00%
TRF	Templeton Russia and East European Fund, Inc.	2,200	33,572
	TOTAL MUTUAL FUNDS
	(cost $32,396)		33,572

		Principal
	SHORT-TERM INVESTMENTS — 5.57%	Amount
	Commercial Paper — 4.61%
039715141	U.S. Bank N.A., 0.02%, 07/01/2014	$62,480,000	62,480,000

		Shares
	Money Market Funds — 0.96%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%b	12,966,640	12,966,640
	TOTAL SHORT-TERM INVESTMENTS
	(cost $75,446,640)		75,446,640

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
Identifier	SECURITIES LENDING — 5.50%	Shares	Value
	Money Market Funds — 5.50%
	Mount Vernon Securities Lending Trust —
	Prime Portfolio, 0.18%b	74,540,645	$74,540,645
	TOTAL INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $74,540,645)		74,540,645
	TOTAL INVESTMENTS — 105.56%
	(cost $ 924,237,772)		$1,429,635,697

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2014. Total loaned securities had a market value of $73,703,910 at June 30, 2014.
+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b —	The rate quoted is the annualized seven-day yield as of June 30, 2014.
ADR — American Depository Receipt. REIT — Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 96.20%	Shares	Value
	Chemical Manufacturing — 8.25%
AGEN	Agenus, Inc.*	148	$477
ALKS	Alkermes plc*^	25,000	1,258,250
APHB	Ampliphi Biosciences Corp.*	1,000	438
IMNP	Immune Pharmaceuticals Inc.*	17	43
LONN VX	Lonza Group AG*	5,000	544,091
MACK	Merrimack Pharmaceuticals, Inc.*^	12,000	87,480
MMRF	MMRGlobal Inc.*	43,000	1,225
OSIR	Osiris Therapeutics, Inc.*^	18,000	281,160
SNTA	Synta Pharmaceuticals Corp.*^	11,000	44,990
			2,218,154
	Pharmaceutical and Biotechnology — 79.64%
ABT	Abbott Laboratories	13,000	531,700
ABBV	AbbVie Inc.	14,000	790,160
ARNA	Arena Pharmaceuticals, Inc.*^	45,000	263,700
AZN	AstraZeneca plc — ADR	13,000	966,030
BIIB	Biogen Idec, Inc.*	7,250	2,285,998
BMY	Bristol-Myers Squibb Company	34,000	1,649,340
CLDX	Celldex Therapeutics Inc.*^	26,294	429,118
CBST	Cubist Pharmaceuticals, Inc.*	24,000	1,675,680
DNDN	Dendreon Corporation*^	34,000	78,200
LLY	Eli Lilly & Company	23,000	1,429,910
GSK	GlaxoSmithKline plc — ADR^	22,673	1,212,552
ISIS	Isis Pharmaceuticals, Inc.*^	17,000	585,650
JNJ	Johnson & Johnson	14,000	1,464,680
MRK	Merck & Co., Inc.	16,000	925,600
NVS	Novartis AG — ADR^	18,000	1,629,540
ONTY	Oncothyreon, Inc.*	32,333	104,759
PFE	Pfizer, Inc.	46,000	1,365,280
PGNX	Progenics Pharmaceuticals, Inc.*	67,200	289,632
RHHBY	Roche Holding AG Ltd. — ADR	22,000	820,600
SNY	Sanofi — ADR	26,000	1,382,420
SHPG	Shire plc — ADR	6,000	1,412,940
VICL	Vical Inc.*^	84,500	103,090
			21,396,579

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier		Shares	Value
	Professional, Scientific, and Technical Services — 8.31%
AFFX	Affymetrix, Inc.*^	104,000	$926,640
AMRI	Albany Molecular Research, Inc.*^	56,000	1,126,720
CDXS	Codexis, Inc.*^	5,611	8,192
ONTX	Onconova Therapeutics, Inc.*^	18,000	97,740
PACB	Pacific Biosciences of California Inc.*	12,000	74,160
			2,233,452
	TOTAL COMMON STOCKS
	(cost $16,267,866)		25,848,185

	RIGHTS — 0.06%
	Funds, Trusts, and Other Financial Vehicles — 0.03%
LGNDZ	Ligand Pharmaceuticals Inc.*	44,000	660
LGNXZ	Ligand Pharmaceuticals Inc.*	44,000	4,840
LGNYZ	Ligand Pharmaceuticals Inc.*	44,000	3,300
LGNZZ	Ligand Pharmaceuticals Inc.*	44,000	440
			9,240
	Pharmaceutical and Biotechnology — 0.03%
GCVRZ	Sanofi*^	15,538	7,769
	TOTAL RIGHTS
	(cost $0)		17,009

		Principal
	SHORT-TERM INVESTMENTS — 3.56%	Amount
	Commercial Paper — 3.52%
039715141	U.S. Bank N.A., 0.02%, 07/01/2014	$946,000	946,000

		Shares
	Money Market Funds — 0.04%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%b	9,884	9,884
	TOTAL SHORT-TERM INVESTMENTS
	(cost $955,884)		955,884

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
Identifier	SECURITIES LENDING — 19.78%	Shares	Value
	Money Market Funds — 19.78%
	Mount Vernon Securities Lending Trust —
	Prime Portfolio, 0.18%b	5,313,927	$5,313,927
	TOTAL INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $5,313,927)		5,313,927
	TOTAL INVESTMENTS — 119.60%
	(cost $22,537,677)		$32,135,005

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2014. Total loaned securities had a market value of $5,028,621 at June 30, 2014.
b —	The rate quoted is the annualized seven-day yield as of June 30, 2014.
ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 97.48%	Shares	Value
	Asset Management — 9.92%
DDEJF	Dundee Corporation — Class A*	884,900	$14,282,286
JZCP LN	JZ Capital Partners Ltd.	196,400	1,483,957
OCX CN	Onex Corporation	378,700	23,430,743
RCP LN	RIT Capital Partners plc	135,200	3,044,962
SII CN	Sprott, Inc.	1,680	4,770
			42,246,718
	Automobile and Other Motor Vehicle Merchant Wholesalers — 0.21%
VTU LN	Vertu Motors plc	975,000	880,190
	Chemical Manufacturing — 3.83%
IPAR	Inter Parfums, Inc.	155,100	4,583,205
PAH	Platform Specialty Products Corporation*	418,300	11,724,949
			16,308,154
	Construction of Buildings — 3.05%
BRP	Brookfield Residential Properties Inc.*	625,100	12,970,825
	Credit Intermediation and Related Activities — 0.23%
BOKF	BOK Financial Corporation	11,400	759,240
IFT	Imperial Holdings, Inc.*	35,000	238,700
			997,940
	Electronics and Appliance Stores — 1.89%
SHOS	Sears Hometown and Outlet Stores Inc.*	375,700	8,066,279
	Forestry and Logging — 0.01%
KEWL	Keweenaw Land Association Ltd.*	380	33,440
	Gaming — 1.06%
TPCA	Tropicana Entertainment Inc.*	256,600	4,528,990
	General Merchandise Stores — 2.40%
SEARF	Sears Canada Inc.	613,100	8,344,291
SHLD	Sears Holdings Corporation*	46,500	1,858,140
			10,202,431
	Global Exchanges — 0.51%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement
	and Registry	190,000	2,159,387

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier		Shares	Value
	Holding Company — 9.46%
IEP	Icahn Enterprises LP	336,295	$33,528,575
LVNTA	Liberty Ventures — Series A*	32,200	2,376,360
PVF CN	Partners Value Fund Inc.*	164,500	4,394,426
			40,299,361
	Insurance Carriers and Related Activities — 3.46%
AFSI	AmTrust Financial Services, Inc.	217,300	9,085,313
GLRE	Greenlight Capital Re, Ltd. — Class A*	171,400	5,645,916
			14,731,229
	Lessors of Nonresidential Buildings (except Miniwarehouses) — 10.62%
HHC	The Howard Hughes Corporation*	276,400	43,624,212
RSE	Rouse Properties, Inc.	92,800	1,587,808
			45,212,020
	Lessors of Residential Buildings and Dwellings — 1.45%
ELS	Equity Lifestyle Properties, Inc. — REIT	139,800	6,173,568
	Machinery Manufacturing — 0.60%
CFX	Colfax Corporation*	34,500	2,571,630
	Manufactured Brands — 7.14%
JAH	Jarden Corporation*	472,150	28,022,102
MOV	Movado Group, Inc.	57,200	2,383,524
			30,405,626
	Media — 1.22%
STRZA	Starz — Class A*	173,800	5,177,502
	Merchant Wholesalers, Durable Goods — 0.22%
DORM	Dorman Products, Inc.*	19,200	946,944
	Mining (except Oil and Gas) — 0.31%
FM CN	First Quantum Minerals Ltd.	39,366	841,884
MUX	McEwen Mining Inc.*	160,600	462,528
			1,304,412
	Motion Picture and Sound Recording Industries — 4.05%
DWA	DreamWorks Animation SKG, Inc. — Class A*	742,300	17,265,898
	Motor Vehicle and Parts Dealers — 0.45%
PAG	Penske Automotive Group, Inc.	38,700	1,915,650
	Non-Store Retailers — 0.11%
LE	Lands’ End, Inc.*	13,986	469,650

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier		Shares	Value
	Oil and Gas — 8.44%
TPL	Texas Pacific Land Trust	224,500	$35,944,695
	Oil and Gas Extraction — 1.33%
BLMC	Biloxi Marsh Lands Corporation	100	3,345
PARR	Par Petroleum Corporation*	213,900	4,331,475
WPX	WPX Energy Inc.*	55,800	1,334,178
			5,668,998
	Other Exchanges — 0.47%
CBOE	CBOE Holdings Inc.	16,990	836,078
URB/A CN	Urbana Corporation — Class A	695,071	1,179,025
			2,015,103
	Performing Arts, Spectator Sports, and Related Industries — 3.75%
LYV	Live Nation Entertainment, Inc.*	647,000	15,974,430
	Petroleum and Coal Products Manufacturing — 1.23%
CVI	CVR Energy, Inc.	108,600	5,233,434
	Publishing Industries (except Internet) — 0.25%
PRIS	Promotora de Informaciones S.A. — ADR*^	150,205	282,386
PRIS/B US	Promotora de Informaciones S.A. — Class B — ADR*	251,600	641,580
VALU	Value Line, Inc.	7,615	128,008
			1,051,974
	Real Estate — 8.56%
DRM CN	Dream Unlimited Corp. — Class A*	2,235,900	32,332,072
TPH	TRI Pointe Homes, Inc.*	263,500	4,142,220
			36,474,292
	Rental and Leasing Services — 0.01%
CDCO	Comdisco Holding Company, Inc.*	7,560	37,044
	Restaurants — 5.92%
WEN	The Wendy’s Company	2,958,400	25,235,152
	Satellite Telecommunications — 0.46%
LORL	Loral Space & Communications Inc.*	14,000	1,017,660
VSAT	ViaSat, Inc.*	16,400	950,544
			1,968,204
	Securities, Commodity Contracts, and Other Financial Investments
	and Related Activities — 0.00%
RHJI BB	RHJ International*	800	3,896

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier		Shares	Value
	Telecommunications — 0.02%
CIBY	CIBL, Inc.*	18	$24,930
ICTG	ICTC Group Inc.*	208	4,576
LICT	Lynch Interactive Corporation*	16	67,200
			96,706
	Transportation Equipment Manufacturing — 4.84%
ARII	American Railcar Industries, Inc.	153,600	10,409,472
FDML	Federal-Mogul Corporation*	504,200	10,199,966
			20,609,438
	TOTAL COMMON STOCKS
	(cost $322,540,999)		415,181,210

	RIGHTS — 0.10%
	Rental and Leasing Services — 0.10%
CDCOR	Comdisco Holding Company, Inc.	5,634,807	422,611
	TOTAL RIGHTS
	(cost $1,296,169)		422,611

		Principal
	SHORT-TERM INVESTMENTS — 2.02%	Amount
	Commercial Paper — 2.02%
039715141	U.S. Bank N.A., 0.02%, 07/01/2014	$8,610,000	8,610,000

		Shares
	Money Market Funds — 0.00%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%b	8,021	8,021
	TOTAL SHORT-TERM INVESTMENTS
	(cost $8,618,021)		8,618,021

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
Identifier	SECURITIES LENDING — 11.43%	Shares	Value
	Money Market Funds — 11.43%
	Mount Vernon Securities Lending Trust —
	Prime Portfolio, 0.18%b	48,702,392	$48,702,392
	TOTAL INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $48,702,392)		48,702,392
	TOTAL INVESTMENTS — 111.03%
	(cost $381,157,581)		$472,924,234

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2014. Total loaned securities had a market value of $47,293,574 at June 30, 2014.
# —	Contingent value right (contingent upon profitability of company).
b —	The rate quoted is the annualized seven-day yield as of June 30, 2014.
ADR — American Depository Receipt.
REIT — Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 90.24%	Shares	Value
	Asset Management — 24.52%
APO	Apollo Global Management LLC — Class A	19,500	$540,540
BX	The Blackstone Group LP	60,000	2,006,400
BAM	Brookfield Asset Management Inc. — Class A	54,000	2,377,080
DDEJF	Dundee Corporation — Class A*	194,600	3,140,844
FII	Federated Investors, Inc. — Class B^	3,600	111,312
JZCP LN	JZ Capital Partners Ltd.	60,600	457,881
OAK	Oaktree Capital Group LLC	44,800	2,239,552
OZM	Och-Ziff Capital Management Group — Class A	2,400	33,192
ONEXF	Onex Corporation	60,000	3,720,000
SII CN	Sprott, Inc.	41,155	116,864
806 HK	Value Partners Group Limited	306,000	204,911
WETF	WisdomTree Investments, Inc.*^	51,200	632,832
			15,581,408
	Beverage and Tobacco Product Manufacturing — 0.07%
CWGL	Crimson Wine Group Ltd.*^	5,080	45,974
	Chemical Manufacturing — 0.04%
BIOF	BioFuel Energy Corporation*	1,600	10,992
KDUS	Cadus Corporation*	7,200	12,168
			23,160
	Construction of Buildings — 0.54%
BRP	Brookfield Residential Properties Inc.*	16,400	340,300
	Credit Intermediation and Related Activities — 2.29%
BBCN	BBCN Bancorp, Inc.	10	159
EWBC	East West Bancorp, Inc.	3,204	112,108
IFT	Imperial Holdings, Inc.*^	197,200	1,344,904
			1,457,171
	Data Processor — 4.17%
MA	MasterCard, Inc. — Class A	16,000	1,175,520
V	Visa, Inc. — Class A^	7,000	1,474,970
			2,650,490
	E-Commerce — 1.06%
LINTA	Liberty Interactive Corporation — Class A*	22,900	672,344
	Electronics and Appliance Stores — 0.02%
SHOS	Sears Hometown and Outlet Stores Inc.*	610	13,097
	European Exchanges — 0.69%
DB1 GR	Deutsche Boerse AG	5,650	438,507

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier		Shares	Value
	Gaming — 3.62%
LVS	Las Vegas Sands Corp.	11,600	$884,152
TPCA	Tropicana Entertainment Inc.*	80,400	1,419,060
			2,303,212
	General Merchandise Stores — 0.43%
SEARF	Sears Canada Inc.^	300	4,083
SHLD	Sears Holdings Corporation*^	6,800	271,728
			275,811
	Global Exchanges — 2.62%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry*	21,600	245,488
JSE SJ	JSE Limited	83,600	753,854
LSE LN	London Stock Exchange Group plc	12,800	439,650
SGX SP	Singapore Exchange Limited	40,000	222,953
			1,661,945
	Holding Company — 15.87%
CKI CN	Clarke Inc.	1,000	10,037
IEP	Icahn Enterprises LP^	61,726	6,154,088
LUK	Leucadia National Corporation	80,000	2,097,600
LVNTA	Liberty Ventures — Series A*	9,148	675,122
PVF CN	Partners Value Fund Inc.*	42,900	1,146,024
			10,082,871
	Insurance Carriers and Related Activities — 2.10%
AFSI	AmTrust Financial Services, Inc.^	19,600	819,476
GLRE	Greenlight Capital Re, Ltd. — Class A*	1,200	39,528
MKL	Markel Corporation*	725	475,339
			1,334,343
	Lessors of Nonresidential Buildings
	(except Miniwarehouses) — 7.45%
HHC	The Howard Hughes Corporation*	27,700	4,371,891
RSE	Rouse Properties, Inc.	21,200	362,732
			4,734,623
	Merchant Wholesalers, Durable Goods — 0.03%
AMRK	A-Mark Precious Metals, Inc.*	1,600	17,856
	Mining (except Oil and Gas) — 0.36%
FNV	Franco-Nevada Corporation	4,000	229,360

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier		Shares	Value
	Non-Store Retailers — 2.64%
BID	Sotheby’s^	40,000	$1,679,600
	Oil and Gas — 7.66%
TPL	Texas Pacific Land Trust	30,400	4,867,344
	Other Exchanges — 5.21%
CBOE	CBOE Holdings Inc.	45,400	2,234,134
FTIS LI	Financial Technologies (India) Ltd. — GDR	96,180	57,814
NZX NZ	NZX Ltd.	359,002	411,764
URB/A CN	Urbana Corporation — Class A	356,004	603,877
			3,307,589
	Real Estate — 5.19%
DRM CN	Dream Unlimited Corp. — Class A*	228,000	3,296,978
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 3.26%
CME	CME Group, Inc.	6,400	454,080
ICE	IntercontinentalExchange Group, Inc.	5,600	1,057,840
OTCM	OTC Markets Group Inc. — Class A^	50,220	562,464
			2,074,384
	Transportation Equipment Manufacturing — 0.01%
ARII	American Railcar Industries, Inc.	100	6,777
	U.S. Equity Exchanges — 0.39%
NDAQ	The NASDAQ OMX Group, Inc.	6,400	247,168
	TOTAL COMMON STOCKS
	(cost $40,423,256)		57,342,312

	RIGHTS — 0.00%
	Asset Management — 0.00%
WPSL	W.P. Stewart & Co., Ltd.*+	205	—
	TOTAL RIGHTS
	(cost $0)		—

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier	MUTUAL FUNDS — 0.07%	Shares	Value
	Funds, Trusts, and Other Financial Vehicles — 0.07%
PFN	PIMCO Income Strategy Fund II	760	$8,406
SPE	Special Opportunities Fund Inc.	2,000	33,400
TRF	Templeton Russia and East European Fund, Inc.	200	3,052
	TOTAL MUTUAL FUNDS
	(cost $41,435)		44,858

		Principal
	SHORT-TERM INVESTMENTS — 9.98%	Amount
	Commercial Paper — 4.99%
039715141	U.S. Bank N.A., 0.02%, 07/01/2014	$3,170,000	3,170,000

		Shares
	Money Market Funds — 4.99%
FIGXX	Fidelity Institutional Government Portfolio —
	Class I, 0.01%b	3,170,000	3,170,000
	TOTAL SHORT-TERM INVESTMENTS
	(cost $6,340,000)		6,340,000

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 8.76%
	Money Market Funds — 8.76%
	Mount Vernon Securities Lending Trust —
	Prime Portfolio, 0.18%b	5,564,976	5,564,976
	TOTAL INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $5,564,976)		5,564,976
	TOTAL INVESTMENTS — 109.05%
	(cost $52,369,667)		$69,292,146

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2014. Total loaned securities had a market value of $5,474,060 at June 30, 2014.
+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b —	The rate quoted is the annualized seven-day yield as of June 30, 2014.
GDR —	Global Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

		Principal
Identifier	CORPORATE BONDS — 65.18%	Amount	Value
	Beverage and Tobacco Product Manufacturing — 3.05%
02209SAK9	Altria Group, Inc.
	4.125%, 09/11/2015	$100,000	$104,081
03523TBL1	Anheuser-Busch InBev Worldwide Inc.
	1.500%, 07/14/2014+	126,000	126,048
191216AP5	The Coca-Cola Company
	1.500%, 11/15/2015	100,000	101,529
26138EAM1	Dr. Pepper Snapple Group, Inc.
	2.900%, 01/15/2016	200,000	206,915
713448CL0	PepsiCo, Inc.
	0.950%, 02/22/2017	200,000	199,862
761713AV8	Reynolds American, Inc.
	1.050%, 10/30/2015	175,000	175,024
			913,459
	Broadcasting (except Internet) — 0.68%
63946BAB6	NBCUniversal Media, LLC
	3.650%, 04/30/2015	100,000	102,735
25468PCU8	The Walt Disney Company
	0.450%, 12/01/2015	100,000	100,135
			202,870
	Chemical Manufacturing — 3.33%
	Colgate-Palmolive Company
19416QDQ0	1.375%, 11/01/2015	150,000	152,000
19416QDX5	1.300%, 01/15/2017	200,000	202,253
260543CD3	The Dow Chemical Company
	2.500%, 02/15/2016	250,000	257,051
	Ecolab Inc.
278865AJ9	2.375%, 12/08/2014	125,000	126,094
278865AN0	1.000%, 08/09/2015	55,000	55,284
628530AW7	Mylan Inc.
	1.800%, 06/24/2016	200,000	202,930
			995,612
	Computer and Electronic Product
	Manufacturing — 6.24%
037833AM2	Apple, Inc.
	1.050%, 05/05/2017	250,000	250,512
111320AD9	Broadcom Corporation
	2.375%, 11/01/2015	200,000	204,752

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	Computer and Electronic Product
	Manufacturing — 6.24% (Continued)
22303QAK6	Covidien International Finance SA
	2.800%, 06/15/2015	$100,000	$102,392
428236BC6	Hewlett-Packard Co.
	2.125%, 09/13/2015	100,000	101,793
459200HD6	IBM Corp.
	0.750%, 05/11/2015	100,000	100,446
458140AH3	Intel Corp.
	1.950%, 10/01/2016	200,000	205,340
	Medtronic, Inc.
585055AR7	3.000%, 03/15/2015	100,000	101,923
585055BB1	0.875%, 02/27/2017	250,000	249,248
882508AR5	Texas Instruments Inc.
	2.375%, 05/16/2016	200,000	206,829
883556AS1	Thermo Fisher Scientific, Inc.
	3.200%, 05/01/2015	140,000	143,138
902133AL1	Tyco Electronics Group SA
	1.600%, 02/03/2015	200,000	201,372
			1,867,745
	Consumer Staples — 0.67%
742718ED7	The Procter & Gamble Company
	0.750%, 11/04/2016	200,000	199,933
	Credit Intermediation and Related Activities — 12.04%
025815AA9	American Express Centurion
	0.875%, 11/13/2015	250,000	251,325
0258M0CZ0	American Express Credit Corporation
	5.125%, 08/25/2014+	100,000	100,689
06051GES4	Bank of America Corporation
	1.250%, 01/11/2016	250,000	251,970
06406HCD9	The Bank of New York Mellon Corporation
	0.700%, 10/23/2015	200,000	200,697
064159BV7	Bank of Nova Scotia
	0.950%, 03/15/2016	200,000	201,288
07330NAC9	Branch Banking & Trust Company Global Bank
	1.450%, 10/03/2016	180,000	182,050
140420NG1	Capital One Bank (USA), NA
	1.200%, 02/13/2017	250,000	250,150

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	Credit Intermediation and Related
	Activities — 12.04% (Continued)
	Caterpillar Financial Services Corporation
14912L5B3	1.050%, 03/26/2015	$100,000	$100,596
14912L4S7	2.650%, 04/01/2016	200,000	207,188
31677QAX7	Fifth Third Bank
	0.900%, 02/26/2016	150,000	150,444
36962G6M1	General Electric Capital Corp.
	1.000%, 12/11/2015	200,000	201,609
41283LAC9	Harley-Davidson Financial Services Inc.
	1.150%, 09/15/2015, Acquired 01/08/2014
	at $200,694■	200,000	201,113
	John Deere Capital Corporation
24422ERQ4	0.875%, 04/17/2015	100,000	100,498
24422ESH3	1.050%, 12/15/2016	200,000	200,850
49327M2J2	Key Bank NA
	1.100%, 11/25/2016	250,000	251,088
69371RK62	PACCAR Financial Corporation
	1.050%, 06/05/2015	100,000	100,726
69349LAN8	PNC Bank NA
	1.300%, 10/03/2016	250,000	252,508
88166CAA6	Teva Pharmaceuticals Finance
	3.000%, 06/15/2015	100,000	102,463
92976GAB7	Wells Fargo Bank NA
	4.800%, 11/01/2014	96,000	97,480
94974BFL9	Wells Fargo & Company
	1.250%, 07/20/2016	200,000	201,828
			3,606,560
	Digital Security — 0.51%
871503AG3	Symantec Corp.
	2.750%, 09/15/2015	150,000	153,449
	Diversified Financial Services — 0.67%
46623EJR1	JPMorgan Chase & Co.
	1.100%, 10/15/2015	200,000	200,895
	E-Commerce — 1.14%
023135AK2	Amazon.com, Inc.
	0.650%, 11/27/2015	200,000	200,392

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	E-Commerce — 1.14% (Continued)
278642AD5	eBay, Inc.
	0.700%, 07/15/2015	$140,000	$140,589
			340,981
	Electrical Equipment, Appliance, and Component
	Manufacturing — 0.33%
963320AP1	Whirlpool Corporation
	1.350%, 03/01/2017	100,000	100,130
	Fabricated Metal Product Manufacturing — 0.69%
235851AL6	Danaher Corporation
	2.300%, 06/23/2016	200,000	206,587
	Food Manufacturing — 3.88%
205887BH4	ConAgra Foods, Inc.
	1.350%, 09/10/2015	100,000	100,768
370334BN3	General Mills, Inc.
	0.875%, 01/29/2016	200,000	200,957
423074AL7	HJ Heinz Co.
	2.000%, 09/12/2016	150,000	151,633
	Kellogg Company
487836BG2	1.125%, 05/15/2015	200,000	201,436
487836BF4	1.875%, 11/17/2016	100,000	102,026
50076QAK2	Kraft Foods Group Inc.
	1.625%, 06/04/2015	200,000	202,105
982526AR6	William Wrigley Jr. Company
	1.400%, 10/21/2016, Acquired 10/28/2013
	at $201,122■	200,000	201,499
			1,160,424
	Food Services and Drinking Places — 0.67%
855244AE9	Starbucks Corporation
	0.875%, 12/05/2016	200,000	200,314
	General Merchandise Stores — 1.42%
22160KAD7	Costco Wholesale Corporation
	0.650%, 12/07/2015	150,000	150,600
	Wal-Mart Stores, Inc.
931142CX9	1.500%, 10/25/2015	74,000	75,169
931142DE0	0.600%, 04/11/2016	200,000	200,478
			426,247

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	Health and Personal Care Stores — 1.69%
	CVS Caremark Corporation
126650BT6	3.250%, 05/18/2015	$100,000	$102,571
126650CA6	1.200%, 12/05/2016	200,000	201,342
931422AG4	Walgreen Company
	1.000%, 03/13/2015	200,000	200,798
			504,711
	Holding Company — 0.84%
084664BX8	Berkshire Hathaway Finance Corp.
	0.950%, 08/15/2016#	250,000	251,473
	Insurance Carriers and Related Activities — 1.68%
74432QAE5	Prudential Financial, Inc.
	5.100%, 09/20/2014	100,000	101,026
91324PBX9	UnitedHealth Group Inc.
	0.850%, 10/15/2015	100,000	100,475
94973VAZ0	WellPoint, Inc.
	1.250%, 09/10/2015	300,000	302,379
			503,880
	Machinery Manufacturing — 1.00%
452308AS8	Illinois Tool Works, Inc.
	0.900%, 02/25/2017#	300,000	299,909
	Media — 0.85%
25470DAB5	Discovery Communications
	3.700%, 06/01/2015	100,000	102,977
92553PAK8	Viacom Inc.
	1.250%, 02/27/2015	150,000	150,863
			253,840
	Merchant Wholesalers, Nondurable Goods — 1.53%
	Express Scripts Holding Company
30219GAB4	2.100%, 02/12/2015	100,000	101,024
302182AF7	3.125%, 05/15/2016	150,000	156,345
581557AY1	McKesson Corp.
	0.950%, 12/04/2015	200,000	200,878
			458,247
	Mining (except Oil and Gas) — 1.34%
35671DAV7	Freeport-McMoRan Copper & Gold Inc.
	1.400%, 02/13/2015	300,000	301,233

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	Mining (except Oil and Gas) — 1.34% (Continued)
76720AAA4	Rio Tinto Financial USA plc
	1.125%, 03/20/2015	$100,000	$100,539
			401,772
	Miscellaneous Manufacturing — 3.73%
88579YAD3	3M Co.
	1.375%, 09/29/2016	250,000	254,535
071813BH1	Baxter International Inc.
	0.950%, 06/01/2016	200,000	200,950
14170TAL5	CareFusion Corp.
	1.450%, 05/15/2017	300,000	299,986
067383AB5	CR Bard, Inc.
	2.875%, 01/15/2016	150,000	155,211
863667AC5	Stryker Corporation
	2.000%, 09/30/2016	200,000	205,262
			1,115,944
	Motor Vehicle and Parts Dealers — 0.84%
053332AQ5	AutoZone, Inc.
	1.300%, 01/13/2017	250,000	250,766
	Oil and Gas Extraction — 2.12%
136385AQ4	Canadian Natural Resources Ltd.
	1.450%, 11/14/2014	130,000	130,554
25179MAS2	Devon Energy Corporation
	1.200%, 12/15/2016	200,000	200,727
565849AJ5	Marathon Oil Corporation
	0.900%, 11/01/2015	100,000	100,384
674599CB9	Occidental Petroleum Corporation
	1.750%, 02/15/2017	200,000	203,830
			635,495
	Other Information Services — 0.76%
38259PAC6	Google Inc.
	2.125%, 05/19/2016	222,000	228,811
	Petroleum and Coal Products Manufacturing — 1.34%
166764AC4	Chevron Corporation
	0.889%, 06/24/2016	200,000	201,373

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	Petroleum and Coal Products
	Manufacturing — 1.34% (Continued)
30231GAA0	Exxon Mobil Corp.
	0.921%, 03/15/2017#	$200,000	$200,343
			401,716
	Pharmaceutical and Biotechnology — 3.68%
031162AJ9	Amgen Inc.
	4.850%, 11/18/2014	140,000	142,388
377372AG2	GlaxoSmithKline Capital Inc.
	0.700%, 03/18/2016	200,000	200,580
478160BF0	Johnson & Johnson
	0.700%, 11/28/2016#	300,000	300,774
53217VAD1	Life Technologies Corporation
	3.500%, 01/15/2016	150,000	155,878
717081DJ9	Pfizer, Inc.
	1.100%, 05/15/2017	300,000	301,383
			1,101,003
	Pipeline Transportation — 0.34%
96950FAB0	Williams Partners LP
	3.800%, 02/15/2015	100,000	101,939
	Publishing Industries (except Internet) — 0.33%
884903BL8	Thomson Reuters Corporation
	0.875%, 05/23/2016	100,000	100,006
	Satellite Telecommunications — 0.52%
25459HAY1	DIRECTV Holdings, LLC
	3.500%, 03/01/2016	150,000	156,588
	Software — 0.34%
00724FAA9	Adobe Systems, Inc.
	3.250%, 02/01/2015	100,000	101,563
	Support Activities for Mining — 0.86%
806854AA3	Schlumberger Investment SA
	1.950%, 09/14/2016, Acquired 01/10/2014
	at $255,555 ■	250,000	255,983
	Telecommunications — 2.01%
00206RBL5	AT&T, Inc.
	0.800%, 12/01/2015	200,000	200,592

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	Telecommunications — 2.01% (Continued)
92343VBH6	Verizon Communications Inc.
	0.700%, 11/02/2015	$200,000	$200,585
92857WAX8	Vodafone Group plc
	1.625%, 03/20/2017	200,000	201,745
			602,922
	Transportation Equipment Manufacturing — 2.52%
539830AX7	Lockheed Martin Corp.
	2.125%, 09/15/2016	250,000	257,498
89233P6J0	Toyota Motor Credit Corp.
	0.875%, 07/17/2015	200,000	201,231
B84TD43	VW Credit, Inc.
	1.875%, 10/13/2016	290,000	296,054
			754,783
	Utilities — 1.19%
693304AN7	PECO Energy Company
	5.000%, 10/01/2014	52,000	52,590
843646AF7	Southern Power Company
	4.875%, 07/15/2015	100,000	104,588
98389BAP5	Xcel Energy, Inc.
	0.750%, 05/09/2016	200,000	200,296
			357,474
	Waste Management and Remediation Services — 0.35%
94106LAT6	Waste Management, Inc.
	6.375%, 03/11/2015	100,000	104,027
	TOTAL CORPORATE BONDS
	(cost $19,484,992)		19,518,058

	U.S. GOVERNMENT AGENCY
	ISSUES — 4.13%1
	U.S. Government Agency Issues — 4.13%
3133ED4A7	Federal Farm Credit Bank
	0.375%, 10/07/2015#	300,000	300,599
	Federal Home Loan Banks
313371ZY5	1.875%, 12/11/2015#	175,000	178,941
313375RN9	1.000%, 03/11/2016#	200,000	201,822

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	U.S. Government Agency Issues — 4.13% (Continued)
3137EADQ9	Federal Home Loan Mortgage Corporation
	0.500%, 05/13/2016#	$300,000	$300,185
31398A4K5	Federal National Mortgage Association
	1.875%, 10/15/2015#	250,000	254,924
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(cost $1,235,502)		1,236,471

	U.S. TREASURY OBLIGATIONS — 5.34%
	U.S. Treasury Notes — 5.34%
912828TK6	0.250%, 08/15/2015#	350,000	350,356
912828UW8	0.250%, 04/15/2016#	500,000	498,897
912828VL1	0.625%, 07/15/2016#	250,000	250,781
912828WA4	0.625%, 10/15/2016#	300,000	300,340
912828B74	0.625%, 02/15/2017#	200,000	199,523
	TOTAL U.S. TREASURY OBLIGATIONS
	(cost $1,596,744)		1,599,897

	EXCHANGE TRADED FUNDS — 18.78%	Shares
	Funds, Trusts, and Other Financial Vehicles — 18.78%
CSJ	iShares 1-3 Year Credit Bond ETF	34,100	3,603,688
MINT	PIMCO Enhanced Short Maturity ETF	4,700	476,580
SCPB	SPDR Barclays Short Term Corporate Bond ETF#	24,000	739,440
VCSH	Vanguard Short-Term Corporate Bond ETF	10,000	803,700
	TOTAL EXCHANGE TRADED FUNDS
	(cost $5,614,159)		5,623,408

	PURCHASED PUT OPTIONS — 0.21%	Contractsd
	Credit Intermediation and Related Activities — 0.16%
	iPath S&P 500 VIX Short-Term Futures ETN*
VXX 150117P00025000	Expiration Date: January 2015, Exercise Price: $25.00	20	5,770
VXX 160115P00020000	Expiration Date: January 2016, Exercise Price: $20.00	55	21,313
VXX 160115P00025000	Expiration Date: January 2016, Exercise Price: $25.00	30	20,400
			47,483

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Funds, Trusts, and Other Financial Vehicles — 0.05%
	ProShares Ultra VIX Short-Term Futures ETF*
UVXY 160115P00015000	Expiration Date: January 2016, Exercise Price: $15.00	21	$14,857
	TOTAL PURCHASED PUT OPTIONS
	(cost $56,248)		62,340

		Principal
	SHORT-TERM INVESTMENTS — 8.64%	Amount
	Commercial Paper — 4.32%
039715141	U.S. Bank N.A., 0.02%, 07/01/2014	$1,293,000	1,293,000

		Shares
	Money Market Funds — 4.32%
FIGXX	Fidelity Institutional Government Portfolio —
	Class I, 0.01%b	1,293,000	1,293,000
	TOTAL SHORT-TERM INVESTMENTS
	(cost $2,586,000)		2,586,000
	TOTAL INVESTMENTS — 102.28%
	(cost $30,573,645)		$30,626,174

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
# —	All or a portion of the securities have been committed as collateral for written option contracts.
■ —	Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 2.20%.
1 —	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
b —	The rate quoted is the annualized seven-day yield as of June 30, 2014.
d —	100 shares per contract.
+ —	Priced at amortized cost.
ETF — Exchange Traded Fund.
ETN — Exchange Traded Note.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

			Principal
Identifier	CONVERTIBLE BONDS — 29.13%		Amount	Value
	Administrative and Support Services — 4.93%
	WebMD Health Corporation
94770VAH5	2.250%, 03/31/2016		$400,000	$413,250
94770VAF9	2.500%, 01/31/2018#		4,875,000	5,149,219
				5,562,469
	Computer and Electronic Product Manufacturing — 0.44%
747906AJ4	Quantum Corp.
	4.500%, 11/15/2017		500,000	495,938
	Mining (except Oil and Gas) — 5.13%
250669AA6	Detour Gold Corporation
	5.500%, 11/30/2017		1,000,000	962,500
B7W1RP3	Kirkland Lake Gold Inc.
	6.000%, 06/30/2017		CAD 350,000	242,725
780287AA6	Royal Gold, Inc.
	2.875%, 06/15/2019		4,264,000	4,591,795
				5,797,020
	Nonmetallic Mineral Product Manufacturing — 4.70%
69073TAQ6	Owens-Brockway Glass Container
	3.000%, 06/01/2015, Acquired
	07/06/2011-03/15/2013 at $5,160,863^■	.	5,170,000	5,312,175
	Oil and Gas Extraction — 4.76%
	Chesapeake Energy Corporation
165167BW6	2.750%, 11/15/2035#		650,000	692,250
165167CB1	2.250%, 12/15/2038		4,830,000	4,679,062
				5,371,312
	Performing Arts, Spectator Sports, and
	Related Industries — 2.44%
538034AB5	Live Nation Entertainment, Inc.
	2.875%, 07/15/2027#		2,763,000	2,761,273
	Personal and Laundry Services — 1.16%
758932AA5	Regis Corporation
	5.000%, 07/15/2014		1,303,000	1,305,443
	Real Estate — 0.45%
345550AP2	Forest City Enterprises, Inc.
	4.250%, 08/15/2018		446,000	505,653

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	Software Publishers — 4.22%
285512AA7	Electronic Arts, Inc.
	0.750%, 07/15/2016	$3,750,000	$4,760,156
	Transportation Equipment Manufacturing — 0.90%
63934EAL2	Navistar International Corp.
	3.000%, 10/15/2014^	1,000,000	1,012,500
	TOTAL CONVERTIBLE BONDS
	(cost $30,386,137)		32,883,939

	CORPORATE BONDS — 56.62%
	Apparel Manufacturing — 2.51%
532716AU1	L Brands, Inc.
	5.625%, 02/15/2022	2,600,000	2,827,500
	Beverage and Tobacco Product
	Manufacturing — 0.09%
21036PAL2	Constellation Brands, Inc.
	4.250%, 05/01/2023^	100,000	100,625
	Broadcasting (except Internet) — 2.85%
1248EPAY9	CCO Holdings LLC/Capital Corporation
	5.250%, 09/30/2022	2,150,000	2,190,312
	Sirius XM Radio, Inc.
82967NAN8	5.750%, 08/01/2021, Acquired
	02/28/2014-03/20/2014 at $785,136^■	750,000	791,250
82967NAL2	4.625%, 05/15/2023, Acquired 04/11/2014
	at $233,438^■	250,000	240,000
			3,221,562
	Chemical Manufacturing — 3.42%
044209AF1	Ashland Inc.
	4.750%, 08/15/2022^	3,550,000	3,585,500
345838AA4	Forest Laboratories, Inc.
	5.000%, 12/15/2021, Acquired 04/01/2014
	at $265,828■	250,000	274,590
			3,860,090
	Computer and Electronic Product
	Manufacturing — 0.66%
436440AF8	Hologic, Inc.
	6.250%, 08/01/2020	700,000	742,000

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	Construction of Buildings — 3.24%
526057BN3	Lennar Corporation
	4.750%, 11/15/2022	$3,660,000	$3,660,000
	Credit Intermediation and Related Activities — 1.20%
02005NAE0	Ally Financial, Inc.
	8.000%, 03/15/2020	200,000	243,500
852060AG7	Sprint Capital Corp.
	6.900%, 05/01/2019^	1,000,000	1,107,500
			1,351,000
	Data Processing, Hosting and Related Services — 3.59%
	Sungard Data Systems, Inc.
867363AR4	7.375%, 11/15/2018	200,000	211,500
867363AX1	6.625%, 11/01/2019^	3,637,000	3,846,128
			4,057,628
	E-Commerce — 3.28%
44919PAC6	IAC/InterActiveCorp
	4.750%, 12/15/2022	3,750,000	3,707,813
	Electrical Equipment, Appliance, and Component
	Manufacturing — 0.92%
384313AD4	GrafTech International Ltd.
	6.375%, 11/15/2020	1,000,000	1,035,000
	Food Manufacturing — 3.93%
	Post Holdings, Inc.
737446AE4	6.750%, 12/01/2021, Acquired 04/17/2014
	at $262,332■	250,000	266,250
737446AB0	7.375%, 02/15/2022^	3,850,000	4,172,438
			4,438,688
	Gaming — 3.31%
552953CA7	MGM Resorts International
	6.625%, 12/15/2021	250,000	278,438
983130AT2	Wynn Las Vegas LLC
	5.375%, 03/15/2022^	3,300,000	3,452,625
			3,731,063

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	Holding Company — 1.87%
	Icahn Enterprises
451102AX5	6.000%, 08/01/2020	$250,000	$269,062
451102BF3	5.875%, 02/01/2022^	1,750,000	1,841,875
			2,110,937
	Hospitals — 0.29%
12543DAQ3	Community Health Systems, Inc.
	7.125%, 07/15/2020	200,000	216,750
40412CAB7	HCA Holdings, Inc.
	7.750%, 05/15/2021	100,000	109,875
			326,625
	Lessors of Nonresidential Buildings
	(except Miniwarehouses) — 3.33%
44267DAA5	The Howard Hughes Corporation
	6.875%, 10/01/2021, Acquired
	03/05/2014-04/17/2014 at $3,787,064■	3,500,000	3,762,500
	Merchant Wholesalers, Durable Goods — 1.69%
	HD Supply, Inc.
40415RAF2	8.125%, 04/15/2019^	1,450,000	1,600,437
40415RAK1	11.500%, 07/15/2020	250,000	301,250
			1,901,687
	Mining (except Oil and Gas) — 2.07%
35671DAU9	Freeport-McMoRan Copper & Gold Inc.
	3.550%, 03/01/2022^	1,100,000	1,091,142
	Peabody Energy Corporation
704549AK0	6.000%, 11/15/2018^	950,000	995,125
704549AH7	6.500%, 09/15/2020	250,000	253,125
			2,339,392
	Motion Picture and Sound Recording
	Industries — 1.19%
26153CAA1	DreamWorks Animation SKG, Inc.
	6.875%, 08/15/2020, Acquired
	03/03/2014-03/25/2014 at $1,348,562■	1,240,000	1,342,300
	Motor Vehicle and Parts Dealers — 0.70%
70959WAE3	Penske Automotive Group, Inc.
	5.750%, 10/01/2022	750,000	793,125

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	Non-Store Retailers — 2.97%
835898AF4	Sotheby’s
	5.250%, 10/01/2022, Acquired
	03/03/2014-04/03/2014 at $3,357,946#■	$3,426,000	$3,348,915
	Oil and Gas Extraction — 0.90%
212015AH4	Continental Resources, Inc.
	5.000%, 09/15/2022	100,000	108,875
98212BAD5	WPX Energy Inc.
	6.000%, 01/15/2022	850,000	911,625
			1,020,500
	Professional, Scientific, and Technical
	Services — 0.22%
65409QBA9	Nielsen Finance LLC
	4.500%, 10/01/2020	250,000	253,125
	Publishing Industries (except Internet) — 0.42%
67020YAD2	Nuance Communications, Inc.
	5.375%, 08/15/2020, Acquired
	02/14/2014-03/27/2014 at $449,375■	450,000	468,000
	Rental and Leasing Services — 2.03%
459745GF6	International Lease Finance Corp.
	8.250%, 12/15/2020	1,850,000	2,289,375
	Satellite Telecommunications — 3.62%
	Dish DBS Corp.
25470XAH8	4.625%, 07/15/2017	3,000,000	3,191,250
25470XAB1	7.875%, 09/01/2019	100,000	119,000
67054LAB3	Numericable Group SA
	6.000%, 05/15/2022, Acquired
	06/11/2014 at $263,099■	750,000	780,937
			4,091,187
	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities — 2.10%
683797AB0	Oppenheimer Holdings, Inc.
	8.750%, 04/15/2018	2,210,000	2,370,225
	Telecommunications — 2.96%
156700AS5	Centurylink, Inc.
	5.800%, 03/15/2022	500,000	523,125

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

		Principal
Identifier		Amount	Value
	Telecommunications — 2.96% (Continued)
228227BD5	Crown Castle International Corp.
	5.250%, 01/15/2023	$300,000	$314,250
	Hughes Satellite Systems Corp.
444454AB8	6.500%, 06/15/2019	500,000	560,000
444454AA0	7.625%, 06/15/2021	500,000	575,000
83404DAA7	SoftBank Corp.
	4.500%, 04/15/2020, Acquired
	04/24/2014-04/28/2014 at $757,316■	750,000	765,000
852061AK6	Sprint Communications Inc.
	9.000%, 11/15/2018, Acquired 12/30/2013
	at $119,059^■	100,000	121,500
87264AAD7	T-Mobile USA, Inc.
	6.633%, 04/28/2021	350,000	380,187
55181WAA2	Virgin Media Secured Finance plc
	5.375%, 04/15/2021, Acquired 02/11/2014
	at $101,625^■	100,000	105,500
			3,344,562
	Transportation Equipment Manufacturing — 1.16%
63934EAM0	Navistar International Corp.
	8.250%, 11/01/2021^	1,250,000	1,309,375
	Utilities — 0.10%
629377BN1	NRG Energy, Inc.
	7.625%, 01/15/2018	100,000	115,250
	TOTAL CORPORATE BONDS
	(cost $63,087,801)		63,920,049

	MUNICIPAL BONDS — 0.47%
	Air Transportation — 0.47%
	Branson Missouri Regional Airport Transportation
	Development District
105459AB7	6.000%, 07/01/2025c+	2,000,000	300,000
105459AC5	6.000%, 07/01/2037c+	1,500,000	225,000
			525,000
	TOTAL MUNICIPAL BONDS
	(cost $2,245,112)		525,000

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

		Principal
Identifier	ESCROW NOTES — 0.09%	Amount	Value
	Holding Company — 0.09%
29ESCQ8A3	Energy Future Intermediate Holdings Co. LLC	$1,000,000	$97,500
	TOTAL ESCROW NOTES
	(Cost $38,520)		97,500
	EXCHANGE TRADED FUNDS — 1.20%	Shares
	Funds, Trusts, and Other Financial Vehicles — 1.20%
BOND	PIMCO Total Return ETF^	12,400	1,351,600
	TOTAL EXCHANGE TRADED FUNDS
	(cost $1,319,040)		1,351,600

	EXCHANGE TRADED NOTES — 0.00%
	Credit Intermediation and Related Activities — 0.00%
ZIV	VelocityShares Daily Inverse VIX Medium
	Term ETN*	100	4,651
	TOTAL EXCHANGE TRADED NOTES
	(cost $3,791)		4,651

	MUTUAL FUNDS — 7.25%
	Funds, Trusts, and Other Financial
	Vehicles — 7.25%
ACG	ACM Income Fund, Inc.	131,200	986,624
ACP	Avenue Income Credit Strategies Fund	16,600	298,468
DSL	DoubleLine Income Solutions Fund	27,400	615,404
DBL	DoubleLine Opportunistic Credit Fund	18,900	446,985
TLI	LMP Corporate Loan Fund Inc.	12,000	144,240
PCM	PCM Fund Inc.	2,900	35,525
PCN	PIMCO Corporate Income Fund	1,700	28,849
PCI	PIMCO Dynamic Credit Income Fund	55,600	1,324,392
PDI	PIMCO Dynamic Income Fund	70,500	2,403,345
PKO	PIMCO Income Opportunity Fund	16,050	469,623
PFL	PIMCO Income Strategy Fund	20,600	254,204
PFN	PIMCO Income Strategy Fund II	20,100	222,306
SPE	Special Opportunities Fund Inc.	28,200	470,940
DMO	Western Asset Mortgage Defined
	Opportunity Fund Inc.	19,500	479,700
WIW	Western Asset/Claymore Inflation-Linked
	Opportunities & Income Fund	200	2,462

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

Identifier		Shares	Value
	Funds, Trusts, and Other Financial
	Vehicles — 7.25% (Continued)
WIA	Western Asset/Claymore Inflation-Linked
	Securities & Income Fund	200	$2,446
	TOTAL MUTUAL FUNDS
	(cost $7,838,008)		8,185,513

	PURCHASED PUT OPTIONS — 1.42%	Contractsd
	Credit Intermediation and Related Activities — 0.25%
	iPath S&P 500 VIX Short-Term Futures ETN*
VXX 150117P00025000	Expiration Date: January 2015, Exercise Price: $25.00	2	577
VXX 160115P00015000	Expiration Date: January 2016, Exercise Price: $15.00	4	660
VXX 160115P00020000	Expiration Date: January 2016, Exercise Price: $20.00	536	207,700
VXX 160115P00025000	Expiration Date: January 2016, Exercise Price: $25.00	114	77,520
			286,457
	Funds, Trusts, and Other Financial
	Vehicles — 1.17%
	ProShares Ultra VIX Short-Term Futures ETF*
UVXY2 150117P00010000	Expiration Date: January 2015, Exercise Price: $10.00	18	9,045
UVXY2 150117P00011000	Expiration Date: January 2015, Exercise Price: $11.00	12	7,080
UVXY1 150117P00012000	Expiration Date: January 2015, Exercise Price: $12.00	6	6,570
UVXY2 150117P00012000	Expiration Date: January 2015, Exercise Price: $12.00	78	52,650
UVXY2 150117P00014000	Expiration Date: January 2015, Exercise Price: $14.00	4	3,410
UVXY2 150117P00015000	Expiration Date: January 2015, Exercise Price: $15.00	4	3,770
UVXY2 150117P00016000	Expiration Date: January 2015, Exercise Price: $16.00	18	18,585
UVXY2 160115P00008000	Expiration Date: January 2016, Exercise Price: $8.00	60	30,300
UVXY2 160115P00009000	Expiration Date: January 2016, Exercise Price: $9.00	214	126,795
UVXY2 160115P00010000	Expiration Date: January 2016, Exercise Price: $10.00	26	17,550
UVXY 160115P00015000	Expiration Date: January 2016, Exercise Price: $15.00	705	498,787
UVXY 160115P00020000	Expiration Date: January 2016, Exercise Price: $20.00	510	548,250
			1,322,792
	TOTAL PURCHASED PUT OPTIONS
	(cost $1,395,269)		1,609,249

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Portfolio Portfolio of Investments — June 30, 2014 (Unaudited) — (Continued)

		Principal
Identifier	SHORT-TERM INVESTMENTS — 5.36%	Amount	Value
	Commercial Paper — 3.91%
039715141	U.S. Bank N.A., 0.02%, 07/01/2014	$4,414,000	4,414,000
		Shares
	Money Market Funds — 1.45%
FIGXX	Fidelity Institutional Government
	Portfolio — Class I, 0.01%b	1,642,442	1,642,442
	TOTAL SHORT-TERM INVESTMENTS
	(cost $6,056,442)		6,056,442
	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 22.21%
	Money Market Funds — 22.21%
	Mount Vernon Securities Lending Trust —
	Prime Portfolio, 0.18%b	25,078,937	25,078,937
	TOTAL INVESTMENTS PURCHASED WITH THE
	CASH PROCEEDS FROM SECURITIES LENDING
	(cost $25,078,937)		25,078,937
	TOTAL INVESTMENTS — 123.75%
	(cost $137,449,056)		$139,712,880

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2014. Total loaned securities had a market value of $24,410,710 at June 30, 2014.
# —	All or a portion of the shares have been committed as collateral for written option contracts.
■ —	Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 15.57%.
c —	The security missed January 1, 2012 interest payment and has ceased to accrue income. A forbearance agreement is currently in place.
+ —	Security is considered illiquid. The aggregate value of such securities is $525,000 or 0.47% of net assets.
b —	The rate quoted is the annualized seven-day yield as of June 30, 2014.
d —	100 shares per contract.
CAD — Canadian Dollars.
ETF — Exchange Traded Fund.
ETN — Exchange Traded Note.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2014 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contractsd	Value
	Accommodation
	Carnival Corporation
CCL 150117P00024500	Expiration: January 2015, Exercise Price: $24.50	33	$412
CCL 150117P00029500	Expiration: January 2015, Exercise Price: $29.50	9	360
CCL 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	29	3,625
CCL 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	3	518
	Marriott International Inc. — Class A
MAR 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	35	1,138
MAR 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	8	320
MAR 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	2	250
	Starwood Hotels & Resorts Worldwide, Inc.
HOT 150117P00053700	Expiration: January 2015, Exercise Price: $53.70	1	27
HOT 160115P00053700	Expiration: January 2016, Exercise Price: $53.70	4	684
HOT 160115P00056200	Expiration: January 2016, Exercise Price: $56.20	10	2,080
HOT 160115P00058700	Expiration: January 2016, Exercise Price: $58.70	1	255
			9,669
	Administrative and Support Services
	Accenture plc — Class A
ACN 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	5	412
ACN 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	7	1,575
	Expedia, Inc.
EXPE 141018P00050000	Expiration: October 2014, Exercise Price: $50.00	3	53
EXPE 141018P00055000	Expiration: October 2014, Exercise Price: $55.00	2	70
EXPE 150117P00044480	Expiration: January 2015, Exercise Price: $44.48	4	120
EXPE 150117P00049480	Expiration: January 2015, Exercise Price: $49.48	6	330
EXPE 150117P00054480	Expiration: January 2015, Exercise Price: $54.48	4	390
EXPE 150117P00059480	Expiration: January 2015, Exercise Price: $59.48	12	1,980
EXPE 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	3	435
EXPE 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	10	3,075
EXPE 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	435
			8,875
	Ambulatory Health Care Services
	DaVita HealthCare Partners Inc.
DVA 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	11	990
DVA 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	148
			1,138

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Apparel Manufacturing
	L Brands, Inc.
LB 141122P00045000	Expiration: November 2014, Exercise Price: $45.00	3	$ 97
LB 150117P00039000	Expiration: January 2015, Exercise Price: $39.00	11	247
LB 150117P00043000	Expiration: January 2015, Exercise Price: $43.00	9	383
LB 150117P00046000	Expiration: January 2015, Exercise Price: $46.00	5	338
LB 160115P00039000	Expiration: January 2016, Exercise Price: $39.00	10	1,250
LB 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	3	420
LB 160115P00041500	Expiration: January 2016, Exercise Price: $41.50	2	320
			3,055
	Asset Management
	Affiliated Managers Group, Inc.
AMG 141220P00140000	Expiration: December 2014, Exercise Price: $140.00	1	135
AMG 141220P00145000	Expiration: December 2014, Exercise Price: $145.00	1	162
	BlackRock, Inc.
BLK 160115P00210000	Expiration: January 2016, Exercise Price: $210.00	8	4,840
BLK 160115P00220000	Expiration: January 2016, Exercise Price: $220.00	1	710
BLK 160115P00230000	Expiration: January 2016, Exercise Price: $230.00	4	3,520
	The Blackstone Group LP
BX 141220P00024000	Expiration: December 2014, Exercise Price: $24.00	6	150
BX 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	40	300
BX 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	16	312
BX 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	5	420
BX 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	39	5,265
	Franklin Resources, Inc.
BEN 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	1	30
BEN 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	42	5,460
	KKR & Co. LP
KKR 150117P00013000	Expiration: January 2015, Exercise Price: $13.00	50	500
KKR 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	22	1,375
	Legg Mason, Inc.
LM 141122P00034000	Expiration: November 2014, Exercise Price: $34.00	10	175
			23,354

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)]

Identifier		Contractsd	Value
	Beverage and Tobacco Product Manufacturing
	Anheuser-Busch InBev NV — ADR
BUD 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	2	$595
	Constellation Brands, Inc. — Class A
STZ 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	8	100
STZ 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	2	40
STZ 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	9	405
STZ 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	3	270
STZ 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	3	405
STZ 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	7	1,137
STZ 160115P00062500	Expiration: January 2016, Exercise Price: $62.50	2	400
	The Coca-Cola Company
KO 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	18	153
KO 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	5	57
KO 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	8	184
KO 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	7	567
	Lorillard, Inc.
LO 150117P00036670	Expiration: January 2015, Exercise Price: $36.67	28	420
LO 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	2	129
LO 160115P00037500	Expiration: January 2016, Exercise Price: $37.50	11	1,243
	Molson Coors Brewing Company — Class B
TAP 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	22	385
TAP 160115P00037500	Expiration: January 2016, Exercise Price: $37.50	2	70
TAP 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	14	665
TAP 160115P00042500	Expiration: January 2016, Exercise Price: $42.50	6	360
TAP 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	5	425
TAP 160115P00047500	Expiration: January 2016, Exercise Price: $47.50	3	308
	Philip Morris International, Inc.
PM 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	5	700
			9,018
	Broadcasting (except Internet)
	CBS Corporation — Class B
CBS 141220P00040000	Expiration: December 2014, Exercise Price: $40.00	2	25
CBS 141220P00042500	Expiration: December 2014, Exercise Price: $42.50	3	67
CBS 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	12	120
CBS 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	4	70
CBS 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	2	70
CBS 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	8	400
CBS 150117P00047000	Expiration: January 2015, Exercise Price: $47.00	2	140

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Broadcasting (except Internet) — (Continued)
	Comcast Corporation — Class A
CMCSA 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	15	$262
CMCSA 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	6	165
CMCSA 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	6	399
CMCSA 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	10	975
CMCSA 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	8	1,004
	Sirius XM Holdings Inc.
SIRI 160115P00002500	Expiration: January 2016, Exercise Price: $2.50	160	2,080
	Time Warner Inc.
TWX1 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	4	384
TWX1 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	5	740
	Twenty-First Century Fox, Inc. — Class A
FOXA 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	28	560
FOXA 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	15	525
FOXA 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	14	910
FOXA 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	25	2,375
	The Walt Disney Company
DIS 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	8	676
DIS 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	16	1,952
DIS 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	4	740
DIS 160115P00062500	Expiration: January 2016, Exercise Price: $62.50	1	219
			14,858
	Building Equipment Contractors
	Honeywell International Inc.
HON 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	1	31
HON 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	7	1,155
HON 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	1	236
			1,422
	Building Material and Garden Equipment and Supplies Dealers
	Fastenal Company
FAST 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	31	542
FAST 150117P00034500	Expiration: January 2015, Exercise Price: $34.50	13	325
FAST 150117P00037500	Expiration: January 2015, Exercise Price: $37.50	7	332
FAST 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	15	1,800
FAST 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	3	458
FAST 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	2	440

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Building Material and Garden Equipment and
	Supplies Dealers — (Continued)
	The Home Depot, Inc.
HD 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	1	$ 37
HD 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	10	625
	Lowe’s Companies, Inc.
LOW 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	10	300
LOW 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	9	378
LOW 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	5	373
LOW 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	31	4,371
	The Sherwin-Williams Company
SHW 150117P00130000	Expiration: January 2015, Exercise Price: $130.00	4	140
SHW 150117P00135000	Expiration: January 2015, Exercise Price: $135.00	4	180
SHW 150117P00150000	Expiration: January 2015, Exercise Price: $150.00	2	170
SHW 160115P00140000	Expiration: January 2016, Exercise Price: $140.00	2	800
SHW 160115P00150000	Expiration: January 2016, Exercise Price: $150.00	2	1,100
			12,371
	Chemical Manufacturing
	Celgene Corporation
CELG 141018P00052500	Expiration: October 2014, Exercise Price: $52.50	2	27
CELG 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	12	300
CELG 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	6	204
CELG 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	10	420
CELG 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	2	110
CELG 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	4	460
CELG 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	12	2,148
CELG 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	4	1,042
	CF Industries Holdings, Inc.
CF 150117P00170000	Expiration: January 2015, Exercise Price: $170.00	1	150
CF 160115P00175000	Expiration: January 2016, Exercise Price: $175.00	1	960
CF 160115P00180000	Expiration: January 2016, Exercise Price: $180.00	3	3,255
CF 160115P00185000	Expiration: January 2016, Exercise Price: $185.00	1	1,225

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Chemical Manufacturing — (Continued)
	The Dow Chemical Company
DOW 141220P00037000	Expiration: December 2014, Exercise Price: $37.00	4	$108
DOW 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	12	96
DOW 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	1	13
DOW 150117P00032000	Expiration: January 2015, Exercise Price: $32.00	12	216
DOW 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	8	420
DOW 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	20	1,340
DOW 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	6	588
DOW 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	2	248
DOW 160115P00037000	Expiration: January 2016, Exercise Price: $37.00	19	2,993
	E.I. du Pont de Nemours and Company
DD 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	175
DD 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	18	1,710
	Eastman Chemical Company
EMN 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	3	60
EMN 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	10	300
EMN 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	142
EMN 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	12	2,430
EMN 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	3	855
	LyondellBasell Industries NV — Class A
LYB 150117P00057250	Expiration: January 2015, Exercise Price: $57.25	3	45
LYB 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	2	240
LYB 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	2	365
	Monsanto Company
MON 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	10	175
MON 150117P00082500	Expiration: January 2015, Exercise Price: $82.50	5	132
MON 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	2	220
MON 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	4	578
MON 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	5	950
MON 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	1	246
	The Mosaic Company
MOS 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	3	30
MOS 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	34	510
MOS 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	15	1,455

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Chemical Manufacturing — (Continued)
	Mylan Inc.
MYL 141018P00037000	Expiration: October 2014, Exercise Price: $37.00	4	$102
MYL 150117P00032000	Expiration: January 2015, Exercise Price: $32.00	3	74
MYL 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	28	1,120
MYL 150117P00036000	Expiration: January 2015, Exercise Price: $36.00	2	92
MYL 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	4	218
MYL 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	2	304
MYL 160115P00037000	Expiration: January 2016, Exercise Price: $37.00	2	384
	OPKO Health, Inc.
OPK 150117P00003000	Expiration: January 2015, Exercise Price: $3.00	66	330
OPK 160115P00003000	Expiration: January 2016, Exercise Price: $3.00	66	1,980
	Teva Pharmaceutical Industries Ltd. — ADR
TEVA 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	21	199
TEVA 150117P00037500	Expiration: January 2015, Exercise Price: $37.50	4	108
TEVA 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	35	1,418
TEVA 160115P00032500	Expiration: January 2016, Exercise Price: $32.50	6	366
TEVA 160115P00037500	Expiration: January 2016, Exercise Price: $37.50	6	783
			34,419
	Clothing and Clothing Accessories Stores
	The Estee Lauder Companies Inc. — Class A
EL 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	2	230
	The Gap, Inc.
GPS 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	9	121
GPS 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	5	115
GPS 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	17	1,573
GPS 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	20	2,420
	Nordstrom, Inc.
JWN 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	16	264
JWN 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	4	456
	Tiffany & Co.
TIF 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	4	82
TIF 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	11	1,028
TIF 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	135
TIF 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	1	191
TIF 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	7	1,593
TIF 160115P00072500	Expiration: January 2016, Exercise Price: $72.50	1	313
			8,521

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd		Value
	Computer and Electronic Product Manufacturing
	Agilent Technologies, Inc.
A 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	19		$342
A 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	5		165
A 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	18		801
A 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	1		104
A 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	17		3,026
A 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	2		560
	Altera Corporation
ALTR 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20		250
	Apple, Inc.
AAPL 160115P00057140	Expiration: January 2016, Exercise Price: $57.14	7		696
AAPL7 160115P00057140	Expiration: January 2016, Exercise Price: $57.14	28	e	286
AAPL 160115P00058570	Expiration: January 2016, Exercise Price: $58.57	21		2,468
AAPL 160115P00068570	Expiration: January 2016, Exercise Price: $68.57	1		288
AAPL 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	2		655
	Broadcom Corporation — Class A
BRCM 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20		230
BRCM 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	8		488
BRCM 160115P00027000	Expiration: January 2016, Exercise Price: $27.00	3		376
	Cisco Systems, Inc.
CSCO 140719P00018000	Expiration: July 2014, Exercise Price: $18.00	29		29
CSCO 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	20		110
CSCO 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	4		42
CSCO 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	10		265
CSCO 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	18		1,152
	EMC Corporation
EMC 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	7		553
	Hologic, Inc.
HOLX 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	61		2,897
	International Business Machines Corporation
IBM 150117P00160000	Expiration: January 2015, Exercise Price: $160.00	5		1,562
IBM 160115P00130000	Expiration: January 2016, Exercise Price: $130.00	1		301
IBM 160115P00140000	Expiration: January 2016, Exercise Price: $140.00	2		900
IBM 160115P00160000	Expiration: January 2016, Exercise Price: $160.00	2		1,835

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Computer and Electronic Product Manufacturing — (Continued)
	QUALCOMM Inc.
QCOM 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	1	$21
QCOM 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	15	1,342
QCOM 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	6	864
QCOM 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	1	180
QCOM 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	3	668
	Sony Corporation
SNE 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	14	210
SNE 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	26	1,755
SNE 160115P00013000	Expiration: January 2016, Exercise Price: $13.00	25	2,375
	St. Jude Medical, Inc.
STJ 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	2	30
STJ 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	20	1,700
STJ 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	8	1,060
STJ 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	14	3,150
	Texas Instruments Inc.
TXN 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	9	113
TXN 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	2	123
	Thermo Fisher Scientific, Inc.
TMO 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	1	33
TMO 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	10	2,575
TMO 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	4	1,340
			37,920
	Construction of Buildings
	Lennar Corporation — Class A
LEN 141122P00028000	Expiration: November 2014, Exercise Price: $28.00	5	55
LEN 141122P00030000	Expiration: November 2014, Exercise Price: $30.00	5	95
LEN 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	8	84
LEN 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	20	490
LEN 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	12	432
LEN 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	15	1,065
LEN 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	14	1,680
LEN 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	9	1,391
			5,292

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Consumer Staples
	The Procter & Gamble Company
PG 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	8	$312
PG 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	7	851
			1,163
	Couriers and Messengers
	FedEx Corp.
FDX 150117P00097500	Expiration: January 2015, Exercise Price: $97.50	3	82
FDX 150117P00100000	Expiration: January 2015, Exercise Price: $100.00	2	67
FDX 150117P00105000	Expiration: January 2015, Exercise Price: $105.00	3	134
FDX 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	5	633
FDX 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	4	642
FDX 160115P00097500	Expiration: January 2016, Exercise Price: $97.50	1	181
FDX 160115P00100000	Expiration: January 2016, Exercise Price: $100.00	7	1,407
			3,146
	Credit Intermediation and Related Activities
	American Express Company
AXP 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	17	255
AXP 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	1	26
AXP 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	99
AXP 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	7	1,005
AXP 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	6	1,035
	Bank of America Corporation
BAC 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	30	135
BAC 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	32	496
BAC 160115P00010000	Expiration: January 2016, Exercise Price: $10.00	42	1,533
BAC 160115P00012000	Expiration: January 2016, Exercise Price: $12.00	118	8,555
	The Bank of New York Mellon Corporation
BK 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	28	1,316
BK 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	20	1,250
	Capital One Financial Corporation
COF 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	8	1,056
	Citigroup Inc.
C 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	6	219
C 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	3	289
C 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	17	2,091
	Ocwen Financial Corporation
OCN 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	8	580
OCN 160115P00027500	Expiration: January 2016, Exercise Price: $27.50	20	6,600

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Credit Intermediation and Related Activities — (Continued)
	State Street Corporation
STT 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	2	$381
	U.S. Bancorp
USB 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	4	270
USB 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	3	300
USB 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	2	270
	Wells Fargo & Company
WFC 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	19	266
WFC 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	6	405
			28,432
	Data Processor
	MasterCard, Inc. — Class A
MA 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	6	255
MA 150117P00055500	Expiration: January 2015, Exercise Price: $55.50	2	91
MA 150117P00058000	Expiration: January 2015, Exercise Price: $58.00	10	635
MA 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	10	2,245
MA 160115P00057000	Expiration: January 2016, Exercise Price: $57.00	2	534
MA 160115P00058000	Expiration: January 2016, Exercise Price: $58.00	3	865
MA 160115P00062000	Expiration: January 2016, Exercise Price: $62.00	10	4,025
	Visa, Inc. — Class A
V 150117P00140000	Expiration: January 2015, Exercise Price: $140.00	2	71
V 150117P00145000	Expiration: January 2015, Exercise Price: $145.00	4	172
V 150117P00180000	Expiration: January 2015, Exercise Price: $180.00	3	774
V 160115P00150000	Expiration: January 2016, Exercise Price: $150.00	1	383
V 160115P00165000	Expiration: January 2016, Exercise Price: $165.00	2	1,225
			11,275
	Diversi_ed Financial Services
	JPMorgan Chase & Co.
JPM 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	8	168
JPM 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	21	2,205
JPM 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	9	1,733
			4,106

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	E-Commerce
	Amazon.com, Inc.
AMZN 150117P00255000	Expiration: January 2015, Exercise Price: $255.00	1	$562
AMZN 150117P00260000	Expiration: January 2015, Exercise Price: $260.00	1	642
AMZN 150117P00270000	Expiration: January 2015, Exercise Price: $270.00	5	4,162
AMZN 160115P00230000	Expiration: January 2016, Exercise Price: $230.00	1	1,198
AMZN 160115P00260000	Expiration: January 2016, Exercise Price: $260.00	1	1,975
AMZN 160115P00290000	Expiration: January 2016, Exercise Price: $290.00	1	3,058
	eBay, Inc.
EBAY 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	6	234
EBAY 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	7	413
EBAY 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	3	368
EBAY 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	34	7,480
EBAY 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	9	3,465
	IAC/InterActiveCorp
IACI 140719P00050000	Expiration: July 2014, Exercise Price: $50.00	9	22
IACI 141018P00050000	Expiration: October 2014, Exercise Price: $50.00	3	105
IACI 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	11	303
IACI 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	11	550
IACI 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	14	1,260
IACI 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	2	330
	Liberty Interactive Corporation — Class A
LINTA 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	5	75
LINTA 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	30	450
			26,652
	Electrical Equipment, Appliance, and Component Manufacturing
	Corning Inc.
GLW 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	38	209
	Emerson Electric Co.
EMR 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	2	365
EMR 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	5	1,450
	Whirlpool Corporation
WHR 141220P00110000	Expiration: December 2014, Exercise Price: $110.00	2	336
WHR 150117P00100000	Expiration: January 2015, Exercise Price: $100.00	5	532
WHR 150117P00105000	Expiration: January 2015, Exercise Price: $105.00	1	149
WHR 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	2	730
WHR 160115P00105000	Expiration: January 2016, Exercise Price: $105.00	1	693
WHR 160115P00110000	Expiration: January 2016, Exercise Price: $110.00	1	840
WHR 160115P00115000	Expiration: January 2016, Exercise Price: $115.00	2	2,010
			7,314

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Fabricated Metal Product Manufacturing
	Danaher Corporation
DHR 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	12	$180
DHR 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	8	140
DHR 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	3	360
			680
	Food and Beverage Stores
	The Kroger Co.
KR 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	12	90
KR 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	12	210
KR 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	12	390
KR 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	9	383
	Whole Foods Market, Inc.
WFM 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	3	187
WFM 150117P00037500	Expiration: January 2015, Exercise Price: $37.50	12	3,510
WFM 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	14	2,149
WFM 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	9	1,832
WFM 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	8	3,100
			11,851
	Food Manufacturing
	Archer-Daniels-Midland Company
ADM 141220P00035000	Expiration: December 2014, Exercise Price: $35.00	4	108
ADM 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	28	350
ADM 150117P00032000	Expiration: January 2015, Exercise Price: $32.00	1	18
ADM 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	3	157
ADM 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	39	2,847
ADM 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	7	844
	Bunge Limited
BG 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	2	125
BG 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	2	240
BG 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	182
BG 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	10	4,150
	Mead Johnson Nutrition Company
MJN 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	4	190
MJN 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	10	535
MJN 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	1	55
MJN 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	118

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Food Manufacturing — (Continued)
	Mondelez International Inc. — Class A
MDLZ 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	3	$280
	Tyson Foods, Inc. — Class A
TSN 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	8	760
TSN 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	3	638
			11,597
	Food Services and Drinking Places
	Starbucks Corporation
SBUX 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	5	77
SBUX 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	12	318
SBUX 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	2	100
SBUX 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	5	518
SBUX 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	19	3,183
SBUX 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	253
	Yum! Brands, Inc.
YUM 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	1	14
YUM 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	13	429
YUM 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	4	328
YUM 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	8	1,020
			6,240
	Funds, Trusts, and Other Financial Vehicles
	CBRE Group, Inc. — Class A
CBG 140920P00020000	Expiration: September 2014, Exercise Price: $20.00	5	12
CBG 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	41	308
	iShares MSCI Emerging Markets ETF
EEM 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	2	30
EEM 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	6	360
EEM 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	4	320
	Market Vectors Gold Miners ETF
GDX 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	8	32
GDX 150117P00016000	Expiration: January 2015, Exercise Price: $16.00	3	15
GDX 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	8	60
GDX 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	30	795
GDX 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	21	609
GDX 160115P00016000	Expiration: January 2016, Exercise Price: $16.00	3	118
			2,659

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Furniture and Home Furnishings Stores
	Bed Bath & Beyond Inc.
BBBY 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	10	$3,300
	Gaming
	Las Vegas Sands Corp.
LVS 141220P00055000	Expiration: December 2014, Exercise Price: $55.00	1	74
LVS 150117P00047250	Expiration: January 2015, Exercise Price: $47.25	1	42
LVS 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	4	232
LVS 150117P00052250	Expiration: January 2015, Exercise Price: $52.25	9	635
LVS 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	2	180
LVS 150117P00057250	Expiration: January 2015, Exercise Price: $57.25	2	215
LVS 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	2	468
LVS 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	18	6,075
LVS 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	2	955
	Wynn Resorts Limited
WYNN 141220P00150000	Expiration: December 2014, Exercise Price: $150.00	2	369
WYNN 141220P00155000	Expiration: December 2014, Exercise Price: $155.00	1	237
WYNN 150117P00167000	Expiration: January 2015, Exercise Price: $167.00	3	1,387
WYNN 150117P00175000	Expiration: January 2015, Exercise Price: $175.00	1	627
WYNN 160115P00120000	Expiration: January 2016, Exercise Price: $120.00	1	365
WYNN 160115P00140000	Expiration: January 2016, Exercise Price: $140.00	3	2,093
WYNN 160115P00147000	Expiration: January 2016, Exercise Price: $147.00	1	865
WYNN 160115P00167000	Expiration: January 2016, Exercise Price: $167.00	3	4,448
			19,267
	General Merchandise Stores
	Costco Wholesale Corporation
COST 150117P00083000	Expiration: January 2015, Exercise Price: $83.00	1	31
COST 150117P00088000	Expiration: January 2015, Exercise Price: $88.00	6	255
COST 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	3	540
COST 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	8	1,916
COST 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	1	325
	Family Dollar Stores, Inc.
FDO 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	11	275

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	General Merchandise Stores — (Continued)
	Macy’s, Inc.
M 141122P00045000	Expiration: November 2014, Exercise Price: $45.00	3	$ 97
M 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	4	70
M 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	2	55
M 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	2	72
M 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	30	1,260
M 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	2	230
M 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	19	2,736
	Sears Holdings Corporation
SHLD1 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	5	93
SHLD1 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	8	824
	Wal-Mart Stores, Inc.
WMT 150117P00062500	Expiration: January 2015, Exercise Price: $62.50	5	178
WMT 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	4	214
WMT 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	83
			9,254
	Health and Personal Care Stores
	CVS Caremark Corporation
CVS 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	3	297
CVS 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	128
CVS 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	17	3,536
	Walgreen Company
WAG 141018P00055000	Expiration: October 2014, Exercise Price: $55.00	2	35
WAG 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	555
WAG 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	8	316
WAG 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	22	1,738
WAG 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	7	1,001
WAG 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	1	186
WAG 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	5	1,228
			9,020

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Alternative Income Portfolio Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Heavy and Civil Engineering Construction
	Chicago Bridge & Iron Company N.V.
CBI 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	3	$510
CBI 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	1	222
CBI 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	4	1,160
CBI 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	3	1,410
CBI 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	14	9,240
CBI 160115P00062500	Expiration: January 2016, Exercise Price: $62.50	3	2,280
			14,822
	Holding Company
	Icahn Enterprises LP
IEP 140920P00075000	Expiration: September 2014, Exercise Price: $75.00	14	315
IEP 140920P00080000	Expiration: September 2014, Exercise Price: $80.00	8	420
IEP 140920P00085000	Expiration: September 2014, Exercise Price: $85.00	2	220
IEP 141220P00075000	Expiration: December 2014, Exercise Price: $75.00	3	330
	Leucadia National Corporation
LUK2 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	33	248
LUK2 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	42	3,465
			4,998
	Insurance Carriers and Related Activities
	Aetna Inc.
AET 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	8	152
AET 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	12	1,290
AET 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	165
AET 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	2	495
	Aflac, Inc.
AFL 150117P00047000	Expiration: January 2015, Exercise Price: $47.00	8	200
AFL 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	10	410
AFL 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	2	393
	American International Group, Inc.
AIG 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	38	437
AIG 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	14	1,071
AIG 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	15	1,710
	Lincoln National Corporation
LNC 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	6	1,392

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Insurance Carriers and Related Activities — (Continued)
	MetLife, Inc.
MET 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	18	$297
MET 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	2	42
MET 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	8	692
MET 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	25	3,212
MET 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	14	2,310
	Prudential Financial, Inc.
PRU 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	209
PRU 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	8	2,520
	UnitedHealth Group Inc.
UNH 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	7	161
UNH 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	12	1,704
UNH 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	9	1,886
	WellPoint, Inc.
WLP 150117P00062500	Expiration: January 2015, Exercise Price: $62.50	7	147
WLP 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	1	26
WLP 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	102
WLP 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	5	673
WLP 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	2	387
WLP 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	15	3,983
			26,066
	Leather and Allied Product Manufacturing
	Coach, Inc.
COH 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	5	687
COH 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	60	9,150
	NIKE, Inc. — Class B
NKE 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	2	24
NKE 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	4	66
NKE 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	12	1,074
NKE 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	20	2,900
NKE 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	229
			14,130
	Machinery Manufacturing
	Baker Hughes Inc.
BHI 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	2	328
BHI 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	4	812

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Machinery Manufacturing — (Continued)
	Cameron International Corporation
CAM 141122P00047500	Expiration: November 2014, Exercise Price: $47.50	3	$60
CAM 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	8	660
	Caterpillar Inc.
CAT 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	82
CAT 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	8	920
CAT 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	5	797
CAT 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	1	315
	Cummins Inc.
CMI 141220P00110000	Expiration: December 2014, Exercise Price: $110.00	1	62
CMI 150117P00095000	Expiration: January 2015, Exercise Price: $95.00	1	32
CMI 150117P00097500	Expiration: January 2015, Exercise Price: $97.50	2	85
CMI 150117P00115000	Expiration: January 2015, Exercise Price: $115.00	1	110
CMI 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	1	200
CMI 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	1	248
CMI 160115P00100000	Expiration: January 2016, Exercise Price: $100.00	3	938
CMI 160115P00105000	Expiration: January 2016, Exercise Price: $105.00	9	3,465
CMI 160115P00110000	Expiration: January 2016, Exercise Price: $110.00	2	940
CMI 160115P00115000	Expiration: January 2016, Exercise Price: $115.00	1	575
	Deere & Company
DE 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	1	23
DE 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	4	400
	Eaton Corporation plc
ETN 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	4	100
ETN 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	11	467
ETN 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	12	1,680
ETN 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	10	2,100
	General Electric Company
GE 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	25	687
GE 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	15	600
GE 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	34	2,244
	Ingersoll-Rand plc
IR1 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	4	40
IR 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	3	420
IR 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	11	2,613

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Machinery Manufacturing — (Continued)
	National Oilwell Varco, Inc.
NOV1 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	4	$110
NOV1 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	10	1,120
NOV 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	216
NOV1 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	8	1,216
			24,665
	Management of Companies and Enterprises
	The Goldman Sachs Group, Inc.
GS 150117P00115000	Expiration: January 2015, Exercise Price: $115.00	2	85
GS 150117P00120000	Expiration: January 2015, Exercise Price: $120.00	2	104
GS 150117P00125000	Expiration: January 2015, Exercise Price: $125.00	1	69
GS 160115P00115000	Expiration: January 2016, Exercise Price: $115.00	3	698
GS 160115P00120000	Expiration: January 2016, Exercise Price: $120.00	1	286
			1,242
	Media
	Viacom Inc. — Class B
VIAB 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	8	280
VIAB 150117P00062500	Expiration: January 2015, Exercise Price: $62.50	1	42
VIAB 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	13	2,698
VIAB 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	2	590
			3,610
	Merchant Wholesalers, Nondurable Goods
	Cardinal Health, Inc.
CAH 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	18	180
CAH 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	5	87
CAH 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	2	65
CAH 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	6	855
CAH 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	12	2,490
CAH 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	2	525
	Express Scripts Holding Company
ESRX 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	10	235
ESRX 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	2	119
ESRX 160115P00047500	Expiration: January 2016, Exercise Price: $47.50	2	236
ESRX 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	11	1,667
ESRX 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	6	1,449
ESRX 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	4	1,192

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Merchant Wholesalers, Nondurable Goods — (Continued)
	McKesson Corp.
MCK 150117P00125000	Expiration: January 2015, Exercise Price: $125.00	8	$440
MCK 160115P00120000	Expiration: January 2016, Exercise Price: $120.00	6	1,830
MCK 160115P00125000	Expiration: January 2016, Exercise Price: $125.00	1	320
MCK 160115P00130000	Expiration: January 2016, Exercise Price: $130.00	4	1,520
	Ralph Lauren Corporation
RL 150117P00115000	Expiration: January 2015, Exercise Price: $115.00	5	312
RL 150117P00120000	Expiration: January 2015, Exercise Price: $120.00	1	88
RL 160115P00110000	Expiration: January 2016, Exercise Price: $110.00	1	310
RL 160115P00115000	Expiration: January 2016, Exercise Price: $115.00	5	1,900
RL 160115P00125000	Expiration: January 2016, Exercise Price: $125.00	1	580
RL 160115P00130000	Expiration: January 2016, Exercise Price: $130.00	1	700
			17,100
	Mining (except Oil and Gas)
	BHP Billiton Limited — ADR
BHP 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	10	375
BHP 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	1	90
BHP 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	4	584
BHP 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	10	2,315
	Freeport-McMoRan Copper & Gold Inc.
FCX 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	23	207
FCX 150117P00024000	Expiration: January 2015, Exercise Price: $24.00	24	348
FCX 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	4	70
FCX 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	2	56
FCX 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	21	1,533
FCX 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	27	2,848
	Newmont Mining Corporation
NEM 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	6	240
NEM 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	8	712
	Rio Tinto plc — ADR
RIO 150117P00037500	Expiration: January 2015, Exercise Price: $37.50	15	637
RIO 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	3	173
RIO 160115P00037500	Expiration: January 2016, Exercise Price: $37.50	6	1,320
RIO 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	2	570
			12,078

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Miscellaneous Manufacturing
	3M Co.
MMM 150117P00105000	Expiration: January 2015, Exercise Price: $105.00	1	$56
MMM 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	7	1,176
MMM 160115P00110000	Expiration: January 2016, Exercise Price: $110.00	1	338
	Baxter International Inc.
BAX 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	5	102
	Hasbro, Inc.
HAS 160115P00037500	Expiration: January 2016, Exercise Price: $37.50	2	305
HAS 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	12	2,640
HAS 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	7	2,100
	International Game Technology
IGT 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	65	975
IGT 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	57	2,423
	Intuitive Surgical, Inc.
ISRG 150117P00300000	Expiration: January 2015, Exercise Price: $300.00	1	560
ISRG 150117P00320000	Expiration: January 2015, Exercise Price: $320.00	1	875
	Stryker Corporation
SYK 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	12	270
SYK 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	115
SYK 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	2	325
			12,260
	Motion Picture and Sound Recording Industries
	DreamWorks Animation SKG, Inc. — Class A
DWA 140920P00019000	Expiration: September 2014, Exercise Price: $19.00	26	845
DWA 140920P00020000	Expiration: September 2014, Exercise Price: $20.00	23	1,092
DWA 140920P00023000	Expiration: September 2014, Exercise Price: $23.00	16	2,560
DWA 141220P00018000	Expiration: December 2014, Exercise Price: $18.00	55	2,888
DWA 141220P00020000	Expiration: December 2014, Exercise Price: $20.00	17	1,700
			9,085
	Motor Vehicle and Parts Dealers
	AutoNation, Inc.
AN 141018P00045000	Expiration: October 2014, Exercise Price: $45.00	7	140
	CarMax, Inc.
KMX 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	14	350
KMX 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	3	202
KMX 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	38	4,750
			5,442

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Nonmetallic Mineral Product Manufacturing
	USG Corporation
USG 141122P00020000	Expiration: November 2014, Exercise Price: $20.00	5	$88
USG 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	20	600
USG 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	50	7,000
			7,688
	Non-Store Retailers
	Sotheby’s
BID 141018P00030000	Expiration: October 2014, Exercise Price: $30.00	5	137
BID 141018P00032000	Expiration: October 2014, Exercise Price: $32.00	4	160
BID 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	4	140
BID 150117P00029000	Expiration: January 2015, Exercise Price: $29.00	12	690
BID 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	10	700
BID 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	6	825
BID1 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	10	975
BID 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	16	3,400
BID1 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	2	330
			7,357
	Oil and Gas Extraction
	Anadarko Petroleum Corporation
APC 150117P00067500	Expiration: January 2015, Exercise Price: $67.50	9	193
APC 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	5	205
APC 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	3	210
APC 160115P00072500	Expiration: January 2016, Exercise Price: $72.50	1	170
APC 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	1	229
	Apache Corporation
APA 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	7	679
APA 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	3	415
	Canadian Natural Resources Ltd.
CNQ 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	4	290
	Chesapeake Energy Corporation
CHK 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	63	441
CHK 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	10	120
CHK 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	5	247
CHK 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	57	4,360

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Oil and Gas Extraction — (Continued)
	Continental Resources, Inc.
CLR 141220P00100000	Expiration: December 2014, Exercise Price: $100.00	1	$52
CLR 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	13	162
CLR 150117P00080000	Expiration: January 2015, Exercise Price: $80.00	13	195
CLR 150117P00090000	Expiration: January 2015, Exercise Price: $90.00	1	35
CLR 150117P00100000	Expiration: January 2015, Exercise Price: $100.00	1	68
CLR 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	1	153
CLR 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	3	540
CLR 160115P00110000	Expiration: January 2016, Exercise Price: $110.00	1	600
	Encana Corporation
ECA 150117P00013000	Expiration: January 2015, Exercise Price: $13.00	25	187
ECA 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	15	188
ECA 160115P00013000	Expiration: January 2016, Exercise Price: $13.00	14	350
	EOG Resources, Inc.
EOG 150117P00062500	Expiration: January 2015, Exercise Price: $62.50	6	156
EOG 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	2	114
EOG 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	2	205
EOG 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	2	275
EOG 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	14	2,247
EOG 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	2	372
EOG 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	4	986
	Marathon Oil Corporation
MRO 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	19	1,036
	Occidental Petroleum Corporation
OXY 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	2	239
OXY 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	11	1,876
	Pioneer Natural Resources Company
PXD 141220P00150000	Expiration: December 2014, Exercise Price: $150.00	1	120
PXD 160115P00150000	Expiration: January 2016, Exercise Price: $150.00	1	750
PXD 160115P00160000	Expiration: January 2016, Exercise Price: $160.00	1	955
	Talisman Energy Inc.
TLM 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	12	300
TLM 160115P00008000	Expiration: January 2016, Exercise Price: $8.00	132	9,570
			29,290
	Other Exchanges
	CBOE Holdings Inc.
CBOE 150117P00038750	Expiration: January 2015, Exercise Price: $38.75	30	2,475
CBOE 160115P00034500	Expiration: January 2016, Exercise Price: $34.50	10	1,350
CBOE 160115P00039500	Expiration: January 2016, Exercise Price: $39.50	2	525
			4,350

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Other Information Services
	Google Inc. — Class A/C
GOLG8 150117P00850000	Expiration: January 2015, Exercise Price: $850.00	1e	$48
GOLG1 150117P00950000	Expiration: January 2015, Exercise Price: $950.00	1	1,200
GOLG1 160115P00830000	Expiration: January 2016, Exercise Price: $830.00	1	2,160
GOLG8 160115P00900000	Expiration: January 2016, Exercise Price: $900.00	1e	337
			3,745
	Paper Manufacturing
	Kimberly-Clark Corporation
KMB 150117P00082500	Expiration: January 2015, Exercise Price: $82.50	8	280
	Performing Arts, Spectator Sports, and Related Industries
	Live Nation Entertainment, Inc.
LYV 141018P00016000	Expiration: October 2014, Exercise Price: $16.00	9	112
LYV 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	79	988
LYV 150117P00016000	Expiration: January 2015, Exercise Price: $16.00	9	158
LYV 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	10	250
LYV 160115P00013000	Expiration: January 2016, Exercise Price: $13.00	48	2,640
LYV 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	8	540
LYV 160115P00017000	Expiration: January 2016, Exercise Price: $17.00	10	1,075
			5,763
	Petroleum and Coal Products Manufacturing
	ConocoPhillips
COP 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	10	560
	Hess Corporation
HES 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	4	42
HES 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	2	24
HES 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	2	29
HES 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	4	258
HES 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	26	2,886
	Marathon Petroleum Corporation
MPC 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	1	185
MPC 150117P00067500	Expiration: January 2015, Exercise Price: $67.50	2	490
MPC 160115P00062500	Expiration: January 2016, Exercise Price: $62.50	2	960
MPC 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	2	1,140
MPC 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	1	660
MPC 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	1	780

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Petroleum and Coal Products Manufacturing — (Continued)
	Phillips 66
PSX 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	4	$80
PSX 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	1	35
PSX 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	6	465
PSX 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	15	3,037
PSX 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	4	970
PSX 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	2	625
PSX 160115P00062500	Expiration: January 2016, Exercise Price: $62.50	3	1,095
	Valero Energy Corporation
VLO 141220P00040000	Expiration: December 2014, Exercise Price: $40.00	6	558
VLO 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	8	352
VLO 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	8	904
VLO 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	4	642
VLO 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	32	6,320
VLO 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	6	1,689
VLO 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	3	1,028
			25,814
	Pharmaceutical and Biotechnology
	AbbVie Inc.
ABBV 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	12	210
ABBV 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	26	2,795
ABBV 160115P00037500	Expiration: January 2016, Exercise Price: $37.50	21	3,150
ABBV 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	5	925
	Allergan, Inc.
AGN 150117P00085000	Expiration: January 2015, Exercise Price: $85.00	1	67
AGN 150117P00092500	Expiration: January 2015, Exercise Price: $92.50	1	80
AGN 160115P00092500	Expiration: January 2016, Exercise Price: $92.50	1	150
	Amgen Inc.
AMGN 150117P00080000	Expiration: January 2015, Exercise Price: $80.00	1	46
AMGN 150117P00082500	Expiration: January 2015, Exercise Price: $82.50	3	166
AMGN 150117P00087500	Expiration: January 2015, Exercise Price: $87.50	4	318
AMGN 150117P00090000	Expiration: January 2015, Exercise Price: $90.00	2	194
AMGN 150117P00100000	Expiration: January 2015, Exercise Price: $100.00	5	1,030
AMGN 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	2	502
AMGN 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	9	2,993
AMGN 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	2	865

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Pharmaceutical and Biotechnology — (Continued)
	Biogen Idec, Inc.
BIIB 150117P00200000	Expiration: January 2015, Exercise Price: $200.00	1	$225
BIIB 150117P00210000	Expiration: January 2015, Exercise Price: $210.00	1	287
BIIB 150117P00220000	Expiration: January 2015, Exercise Price: $220.00	1	375
BIIB 150117P00225000	Expiration: January 2015, Exercise Price: $225.00	1	425
BIIB 160115P00210000	Expiration: January 2016, Exercise Price: $210.00	1	1,220
	Bristol-Myers Squibb Company
BMY 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	4	72
BMY 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	12	354
BMY 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	10	610
BMY 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	3	300
BMY 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	18	2,304
BMY 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	10	2,470
	Eli Lilly & Company
LLY 150117P00043000	Expiration: January 2015, Exercise Price: $43.00	10	245
LLY 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	5	605
	Gilead Sciences, Inc.
GILD 141122P00055000	Expiration: November 2014, Exercise Price: $55.00	6	108
GILD 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	2	45
GILD 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	4	102
GILD 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	14	735
GILD 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	1	72
GILD 150117P00062500	Expiration: January 2015, Exercise Price: $62.50	2	190
GILD 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	4	510
GILD 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	2	506
GILD 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	2	605
	Merck & Co., Inc.
MRK 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	6	102
MRK 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	7	374
MRK 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	8	612
MRK 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	5	883
	Pfizer, Inc.
PFE 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	50	525
PFE 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	23	1,691
			30,043

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Pipeline Transportation
	The Williams Companies, Inc.
WMB 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	5	$22
WMB 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	21	368
WMB 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	8	256
WMB 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	52	1,872
			2,518
	Primary Metal Manufacturing
	Nucor Corporation
NUE 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	20	830
	Professional, Scientific, and Technical Services
	Cerner Corporation
CERN 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	20	500
CERN 150117P00037500	Expiration: January 2015, Exercise Price: $37.50	18	765
CERN 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	8	500
CERN 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	3	300
CERN 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	10	2,475
	Fluor Corporation
FLR 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	4	130
FLR 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	8	620
FLR 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	9	1,260
FLR 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	3	645
FLR 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	2	540
FLR 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	9	2,925
	The Interpublic Group of Companies, Inc.
IPG 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	50	625
	Leidos Holdings Inc.
LDOS1 150117P00007000	Expiration: January 2015, Exercise Price: $7.00	50	500
LDOS 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	6	1,080
LDOS 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	8	3,360
			16,225
	Publishing Industries (except Internet)
	Autodesk, Inc.
ADSK 141018P00036000	Expiration: October 2014, Exercise Price: $36.00	4	48
ADSK 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	8	288
ADSK 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	6	288
ADSK 150117P00039000	Expiration: January 2015, Exercise Price: $39.00	2	127
ADSK 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	4	296
ADSK 160115P00037000	Expiration: January 2016, Exercise Price: $37.00	4	766
ADSK 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	2	514

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Publishing Industries (except Internet) — (Continued)
	Electronic Arts Inc.
EA 141220P00021000	Expiration: December 2014, Exercise Price: $21.00	7	$70
EA 141220P00026000	Expiration: December 2014, Exercise Price: $26.00	3	105
EA 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	5	27
EA 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	21	210
EA 150117P00026000	Expiration: January 2015, Exercise Price: $26.00	3	129
EA 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	12	294
EA 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	5	225
	Nuance Communications, Inc.
NUAN 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	84	420
NUAN 160115P00010000	Expiration: January 2016, Exercise Price: $10.00	8	160
			3,967
	Rail Transportation
	CSX Corporation
CSX 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	10	125
CSX 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	15	750
	Norfolk Southern Corporation
NSC 150117P00067500	Expiration: January 2015, Exercise Price: $67.50	1	25
NSC 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	90
NSC 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	1	252
			1,242
	Real Estate
	General Growth Properties, Inc.
GGP 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	60	300
	Satellite Telecommunications
	DIRECTV
DTV 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	1	37
DTV 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	84
	DISH Network Corp. — Class A
DISH 141220P00045000	Expiration: December 2014, Exercise Price: $45.00	3	225
DISH 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	17	552
DISH 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	11	605
DISH 150117P00041000	Expiration: January 2015, Exercise Price: $41.00	20	1,100
DISH 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	2	185
DISH 150117P00046000	Expiration: January 2015, Exercise Price: $46.00	2	200
DISH 160115P00043000	Expiration: January 2016, Exercise Price: $43.00	3	705
DISH 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	5	1,363

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Satellite Telecommunications — (Continued)
	Liberty Global plc — Class A
LBTYA 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	2	$390
LBTY2 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	3	893
			6,339
	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities
	The Charles Schwab Corporation
SCHW 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	63	630
SCHW 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	4	50
SCHW 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	20	500
SCHW 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	20	1,350
SCHW 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	15	1,538
	CME Group Inc.
CME 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	11	192
CME 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	7	157
CME 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	1	58
CME 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	2	150
CME 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	6	840
CME 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	4	930
CME 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	10	3,400
	Morgan Stanley
MS 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	9	468
MS 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	39	3,568
			13,831
	Software
	Adobe Systems, Inc.
ADBE 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	8	164
ADBE 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	12	1,524
ADBE 160115P00047000	Expiration: January 2016, Exercise Price: $47.00	9	1,359
ADBE 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	6	1,167
			4,214
	Software Publishers
	Citrix Systems, Inc.
CTXS 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	450
CTXS 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	6	600
CTXS 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	2	165

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Software Publishers — (Continued)
	Microsoft Corporation
MSFT 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	25	$162
MSFT 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	9	108
MSFT 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	39	1,618
MSFT 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	13	891
MSFT 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	10	965
	Oracle Corporation
ORCL 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	13	150
ORCL 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	27	486
ORCL 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	8	692
ORCL 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	3	354
			6,641
	Support Activities for Mining
	Halliburton Company
HAL 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	8	36
HAL 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	10	425
HAL 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	22	1,287
HAL 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	6	462
HAL 160115P00043000	Expiration: January 2016, Exercise Price: $43.00	7	707
HAL 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	5	613
HAL 160115P00047000	Expiration: January 2016, Exercise Price: $47.00	2	298
HAL 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	5	975
	Helmerich & Payne, Inc.
HP 141220P00080000	Expiration: December 2014, Exercise Price: $80.00	1	55
HP 150117P00077500	Expiration: January 2015, Exercise Price: $77.50	2	115
HP 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	1	420
HP 160115P00082500	Expiration: January 2016, Exercise Price: $82.50	1	440
HP 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	1	475
	Schlumberger Limited
SLB 150117P00067500	Expiration: January 2015, Exercise Price: $67.50	1	15
SLB 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	9	707
SLB 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	12	1,260
SLB 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	1	249

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Support Activities for Mining — (Continued)
	Transocean Ltd.
RIG 141122P00031000	Expiration: November 2014, Exercise Price: $31.00	4	$110
RIG 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	33	1,402
RIG 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	1	108
RIG 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	13	1,580
RIG 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	16	3,880
RIG 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	1	363
			15,982
	Support Activities for Transportation
	Expeditors International of Washington, Inc.
EXPD 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	26	650
EXPD 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	30	2,325
EXPD 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	1	168
			3,143
	Telecommunications
	Verizon Communications Inc.
VZ 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	8	100
VZ 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	16	1,304
			1,404
	Transportation Equipment Manufacturing
	American Railcar Industries, Inc.
ARII 141220P00045000	Expiration: December 2014, Exercise Price: $45.00	4	310
ARII 141220P00050000	Expiration: December 2014, Exercise Price: $50.00	4	560
	The Boeing Company
BA 150117P00085000	Expiration: January 2015, Exercise Price: $85.00	4	148
BA 150117P00087500	Expiration: January 2015, Exercise Price: $87.50	1	41
BA 150117P00092500	Expiration: January 2015, Exercise Price: $92.50	2	123
BA 150117P00100000	Expiration: January 2015, Exercise Price: $100.00	3	310
BA 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	1	370
BA 160115P00100000	Expiration: January 2016, Exercise Price: $100.00	13	6,078
BA 160115P00105000	Expiration: January 2016, Exercise Price: $105.00	2	1,200
	General Dynamics Corporation
GD 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	1	122
	Johnson Controls, Inc.
JCI 150117P00032000	Expiration: January 2015, Exercise Price: $32.00	2	35
JCI 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	2	65
JCI 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	4	430
JCI 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	28	3,850
JCI 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	2	395

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Transportation Equipment Manufacturing — (Continued)
	PACCAR Inc.
PCAR 150117P00040300	Expiration: January 2015, Exercise Price: $40.30	18	$405
PCAR 150117P00043300	Expiration: January 2015, Exercise Price: $43.30	3	98
	Textron Inc.
TXT 141220P00030000	Expiration: December 2014, Exercise Price: $30.00	5	227
TXT 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	5	138
TXT 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	5	270
TXT 160115P00027000	Expiration: January 2016, Exercise Price: $27.00	12	1,578
	Toyota Motor Corporation — ADR
TM 150117P00085000	Expiration: January 2015, Exercise Price: $85.00	1	25
TM 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	6	1,335
TM 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	2	537
	Toyota Motor Credit Corp.
TM 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	1	157
	United Technologies Corporation
UTX 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	2	404
UTX 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	3	789
			20,000
	U.S. Equity Exchanges
	The NASDAQ OMX Group, Inc.
NDAQ 141220P00027000	Expiration: December 2014, Exercise Price: $27.00	5	$75
NDAQ 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	9	1,508
			1,583
	Waste Management and Remediation Services
	Waste Management, Inc.
WM 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	2	200
	TOTAL PUT OPTIONS WRITTEN
	(premiums received $1,565,600)		$684,115

d —	100 Shares Per Contract Unless Otherwise Noted.
e —	10 Shares Per Contract
ADR — American Depository Receipt.
ETF — Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier	PUT OPTIONS WRITTEN	Contractsd	Value
	Accommodation
	Carnival Corporation
CCL 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	16	$1,280
	Marriott International Inc. — Class A
MAR 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	16	120
MAR 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	76	5,320
MAR 160115P00042000	Expiration: January 2016, Exercise Price: $42.00	32	2,880
	Royal Caribbean Cruises Ltd.
RCL 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	52	676
			10,276
	Administrative and Support Services
	Expedia, Inc.
EXPE 150117P00039480	Expiration: January 2015, Exercise Price: $39.48	9	90
EXPE 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	102	31,365
EXPE 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	12	5,220
			36,675
	Ambulatory Health Care Services
	DaVita HealthCare Partners Inc.
DVA 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	50	4,500

	Apparel Manufacturing
	L Brands, Inc.
LB 150117P00041000	Expiration: January 2015, Exercise Price: $41.00	41	1,333
	Asset Management
	Apollo Global Management LLC — Class A
APO 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	28	11,340
	BlackRock, Inc.
BLK 160115P00250000	Expiration: January 2016, Exercise Price: $250.00	25	33,625
	The Blackstone Group LP
BX 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	21	3,969
	Franklin Resources, Inc.
BEN 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	56	20,720
	KKR & Co. LP
KKR 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	68	1,020
	Oaktree Capital Group LLC
OAK 140719P00050000	Expiration: July 2014, Exercise Price: $50.00	8	700
OAK 140719P00055000	Expiration: July 2014, Exercise Price: $55.00	32	16,160
			87,534

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Beverage and Tobacco Product Manufacturing
	Molson Coors Brewing Company — Class B
TAP 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	50	$375
	Broadcasting (except Internet)
	CBS Corporation — Class B
CBS 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	3	30
CBS 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	39	682
CBS 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	10	350
CBS 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	8	400
CBS 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	167	55,945
	Comcast Corporation — Class A
CMCSA 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	16	280
	Sirius XM Holdings Inc.
SIRI 160115P00003000	Expiration: January 2016, Exercise Price: $3.00	336	9,408
SIRI 160115P00003500	Expiration: January 2016, Exercise Price: $3.50	192	10,080
	Twenty-First Century Fox, Inc. — Class A
FOXA 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	14	490
FOXA1 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	37	555
FOXA 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	14	3,115
			81,335
	Building Material and Garden Equipment and Supplies Dealers
	Fastenal Company
FAST 150117P00037500	Expiration: January 2015, Exercise Price: $37.50	6	285
FAST 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	7	822
	The Sherwin-Williams Company
SHW 150117P00160000	Expiration: January 2015, Exercise Price: $160.00	5	713
			1,820
	Chemical Manufacturing
	Celgene Corporation
CELG 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	84	42,210
	Monsanto Company
MON 150117P00090000	Expiration: January 2015, Exercise Price: $90.00	6	264
	OPKO Health, Inc.
OPK 160115P00005000	Expiration: January 2016, Exercise Price: $5.00	168	12,180
			54,654

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Clothing and Clothing Accessories Stores
	Tiffany & Co.
TIF 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	4	$82
TIF 150117P00062500	Expiration: January 2015, Exercise Price: $62.50	40	960
TIF 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	9	257
TIF 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	14	3,185
TIF 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	34	9,112
TIF 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	14	5,110
			18,706
	Computer and Electronic Product Manufacturing
	Apple, Inc.
AAPL 160115P00064290	Expiration: January 2016, Exercise Price: $64.29	77	15,207
AAPL 160115P00068570	Expiration: January 2016, Exercise Price: $68.57	84	24,192
AAPL 160115P00071430	Expiration: January 2016, Exercise Price: $71.43	14	5,005
	Hologic, Inc.
HOLX 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	45	4,275
	Sony Corporation
SNE 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	24	1,620
SNE 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	180	27,450
SNE 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	240	37,200
			114,949
	Construction of Buildings
	Lennar Corporation — Class A
LEN 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	132	1,650
LEN 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	16	1,056
LEN 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	56	3,976
LEN 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	73	11,279
			17,961
	Credit Intermediation and Related Activities
	Altisource Portfolio Solutions SA
ASPS 140719P00105000	Expiration: July 2014, Exercise Price: $105.00	36	7,560
	Bank of America Corporation
BAC 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	128	23,232
	The Bank Of New York Mellon Corporation
BK 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	6	117

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Credit Intermediation and Related Activities — (Continued)
	Ocwen Financial Corporation
OCN 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	16	$15,520
OCN 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	14	17,780
OCN 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	36	58,860
	Wells Fargo & Company
WFC 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	16	2,000
			125,069
	E-Commerce
	IAC/InterActiveCorp
IACI 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	20	550
IACI 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	56	5,040
IACI 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	1,650
IACI 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	18	5,040
	Liberty Interactive Corporation — Class A
LINTA 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	136	3,740
LINTA 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	122	7,930
			23,950
	Fabricated Metal Product Manufacturing
	McDermott International, Inc.
MDR 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	600	52,500
MDR 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	46	10,235
			62,735
	Food Services and Drinking Places
	Starbucks Corporation
SBUX 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	30	45
SBUX 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	2	14
SBUX 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	5	95
SBUX 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	9	239
SBUX 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	24	900
SBUX 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	24	11,040
SBUX 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	28	15,400
			27,733
	Funds, Trusts, and Other Financial Vehicles
	iShares iBoxx $ High Yield Corporate Bond ETF
HYG 150117P00091000	Expiration: January 2015, Exercise Price: $91.00	57	10,972

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Funds, Trusts, and Other Financial Vehicles — (Continued)
	Market Vectors Gold Miners ETF
GDX 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	50	$ 1,325
	Market Vectors Junior Gold Miners ETF
GDXJ1 150117P00007000	Expiration: January 2015, Exercise Price: $7.00	50	875
	ProShares Short VIX Short-Term Futures ETF
SVXY 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	8	180
SVXY 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	4	260
	SPDR S&P 500 ETF Trust
SPY 141220P00140000	Expiration: December 2014, Exercise Price: $140.00	1	28
			13,640
	Gaming
	Las Vegas Sands Corp.
LVS 150117P00044250	Expiration: January 2015, Exercise Price: $44.25.	9	329
LVS 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	62	20,925
LVS 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	26	12,415
	Wynn Resorts Limited
WYNN 150117P00117000	Expiration: January 2015, Exercise Price: $117.00	5	237
WYNN 160115P00135000	Expiration: January 2016, Exercise Price: $135.00	31	18,523
WYNN 160115P00140000	Expiration: January 2016, Exercise Price: $140.00	18	12,555
			64,984
	General Merchandise Stores
	Family Dollar Stores, Inc.
FDO 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	25	1,937
FDO 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	9	1,013
	Sears Holdings Corporation
SHLD1 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	6	1,260
SHLD1 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	65	36,725
SHLD1 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	92	77,050
SHLD 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	2	1,005
SHLD1 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	13	7,117
SHLD1 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	6	12,180
			138,287

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Holding Company
	Icahn Enterprises LP
IEP 140920P00090000	Expiration: September 2014, Exercise Price: $90.00	26	$5,655
IEP 140920P00100000	Expiration: September 2014, Exercise Price: $100.00	35	21,700
IEP 141220P00090000	Expiration: December 2014, Exercise Price: $90.00	5	2,425
	Leucadia National Corporation
LUK2 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	286	50,765
LUK2 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	19	7,885
	Liberty Media Corporation — Class A
LMCA 140719P00135000	Expiration: July 2014, Exercise Price: $135.00	12	1,920
LMCA1 141018P00120000	Expiration: October 2014, Exercise Price: $120.00	38	6,270
			96,620
	Insurance Carriers and Related Activities
	American International Group, Inc.
AIG 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	102	26,673
	AmTrust Financial Services, Inc.
AFSI 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	76	23,180
AFSI 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	38	26,410
			76,263
	Leather and Allied Product Manufacturing
	Coach, Inc.
COH 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	124	117,180
	Lessors of Nonresidential Buildings
	(except Miniwarehouses)
	The Howard Hughes Corporation
HHC 140719P00100000	Expiration: July 2014, Exercise Price: $100.00	32	1,360
HHC 140719P00105000	Expiration: July 2014, Exercise Price: $105.00	9	405
HHC 140719P00110000	Expiration: July 2014, Exercise Price: $110.00	10	425
HHC 140719P00115000	Expiration: July 2014, Exercise Price: $115.00	1	42
			2,232
	Machinery Manufacturing
	National Oilwell Varco, Inc.
NOV1 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	45	1,238

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Media
	Starz — Class A
STRZA 140719P00025000	Expiration: July 2014, Exercise Price: $25.00	28	$210
	Viacom Inc. — Class B
VIAB 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	32	640
VIAB 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	10	250
			1,100
	Merchant Wholesalers, Nondurable Goods
	Cardinal Health, Inc.
CAH 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	7	105
	Mining (except Oil and Gas)
	Barrick Gold Corporation
ABX 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	124	5,394
ABX 160115P00013000	Expiration: January 2016, Exercise Price: $13.00	134	9,246
ABX 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	76	9,842
	Freeport-McMoRan Copper & Gold Inc.
FCX 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	2	18
FCX 150117P00024000	Expiration: January 2015, Exercise Price: $24.00	116	1,682
FCX 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	52	1,456
FCX 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	4	938
FCX 160115P00032000	Expiration: January 2016, Exercise Price: $32.00	20	6,200
	Newmont Mining Corporation
NEM 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	60	10,890
	Rio Tinto plc — ADR
RIO 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	5	287
	Silver Wheaton Corporation
SLW 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	16	312
SLW 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	106	4,346
SLW 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	52	5,460
			56,071
	Miscellaneous Manufacturing
	Hasbro, Inc.
HAS 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	17	637
	International Game Technology
IGT 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	20	300
			937

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Nonmetallic Mineral Product Manufacturing
	USG Corporation
USG 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	16	$480
	Non-Store Retailers
	Sotheby’s
BID1 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	17	510
	Oil and Gas Extraction
	Canadian Natural Resources Ltd.
CNQ 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	4	290
	Chesapeake Energy Corporation
CHK1 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	16	384
CHK 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	4	256
CHK1 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	128	9,792
CHK1 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	46	6,348
CHK1 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	14	2,723
	Continental Resources, Inc.
CLR 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	1	7
CLR 150117P00070000	Expiration: January 2015, Exercise Price: $70.00	23	230
CLR 150117P00085000	Expiration: January 2015, Exercise Price: $85.00	19	428
CLR 150117P00090000	Expiration: January 2015, Exercise Price: $90.00	10	350
CLR 150117P00095000	Expiration: January 2015, Exercise Price: $95.00	12	600
CLR 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	14	2,520
CLR 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	7	2,030
CLR 160115P00100000	Expiration: January 2016, Exercise Price: $100.00	36	14,040
	Talisman Energy Inc.
TLM 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	8	680
TLM 160115P00010000	Expiration: January 2016, Exercise Price: $10.00	116	18,270
			58,948
	Other Exchanges
	CBOE Holdings Inc.
CBOE 150117P00043750	Expiration: January 2015, Exercise Price: $43.75	34	5,695
CBOE 160115P00044500	Expiration: January 2016, Exercise Price: $44.50	50	22,000
			27,695

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Other Information Services
	Google Inc. — Class A/C
GOLG1 150117P00800000	Expiration: January 2015, Exercise Price: $800.00	1	$350
GOLG1 160115P00950000	Expiration: January 2016, Exercise Price: $950.00	7	31,640
			31,990
	Performing Arts, Spectator Sports, and
	Related Industries
	Live Nation Entertainment, Inc.
LYV 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	102	1,275
LYV 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	242	3,630
LYV 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	180	12,150
LYV 160115P00017000	Expiration: January 2016, Exercise Price: $17.00	112	12,040
			29,095
	Pharmaceutical and Biotechnology
	AbbVie Inc.
ABBV 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	76	14,060
	Amgen Inc.
AMGN 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	76	25,270
	Gilead Sciences, Inc.
GILD 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	76	9,690
			49,020
	Pipeline Transportation
	The Williams Companies, Inc.
WMB 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	7	32
WMB 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	144	5,184
			5,216
	Professional, Scientific, and Technical Services
	Iron Mountain Inc.
IRM 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	13	943
	Verisign Inc.
VRSN 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	62	24,335
			25,278

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Publishing Industries (except Internet)
	Nuance Communications, Inc.
NUAN 160115P00013000	Expiration: January 2016, Exercise Price: $13.00	210	$13,650
NUAN 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	8	940
			14,590
	Rail Transportation
	Norfolk Southern Corporation
NSC 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	7	140
	Real Estate
	General Growth Properties, Inc.
GGP 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	18	585
	TRI Pointe Homes, Inc.
TPH 140719P00015000	Expiration: July 2014, Exercise Price: $15.00	1	37
TPH 150117P00014000	Expiration: January 2015, Exercise Price: $14.00	54	5,805
TPH 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	36	5,580
			12,007
	Restaurants
	The Wendy’s Company
WEN 150117P00007000	Expiration: January 2015, Exercise Price: $7.00	232	5,800
WEN 160115P00007000	Expiration: January 2016, Exercise Price: $7.00	1,080	72,900
			78,700
	Satellite Telecommunications
	DISH Network Corp. — Class A
DISH 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	26	455
DISH 150117P00032000	Expiration: January 2015, Exercise Price: $32.00	4	100
DISH 150117P00036000	Expiration: January 2015, Exercise Price: $36.00	12	330
DISH 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	78	4,290
DISH 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	2	545
DISH 160115P00047000	Expiration: January 2016, Exercise Price: $47.00	48	15,360
	Liberty Global plc — Class A
LBTY2 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	6	3,990
			25,070

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — June 30, 2014 (Unaudited) — (Continued)

Identifier		Contractsd	Value
	Securities, Commodity Contracts, and Other
	Financial Investments and Related Activities
	CME Group Inc.
CME 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	25	$750
CME 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	2	200
CME 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	10	7,200
CME 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	32	31,680
			39,830
	Support Activities for Mining
	Transocean Ltd.
RIG 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	120	53,700
	Support Activities for Transportation
	Expeditors International of Washington, Inc.
EXPD 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	30	1,200
	Transportation Equipment Manufacturing
	American Railcar Industries, Inc.
ARII 140920P00040000	Expiration: September 2014, Exercise Price: $40.00	4	40
ARII 141220P00050000	Expiration: December 2014, Exercise Price: $50.00	42	5,880
			5,920
	TOTAL PUT OPTIONS WRITTEN
	(premiums received $3,340,899)		$1,697,651

d —	100 Shares Per Contract unless otherwise noted.
ADR — American Depository Receipt.
ETF — Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities
June 30, 2014 (Unaudited)

	The Internet Portfolio	The Global Portfolio
ASSETS:
Investments, at value (1)(2)	$189,308,113	$11,533,224
Foreign currencies, at value (3)	—	1,891
Cash	—	614
Receivable for contributed capital	32,052	25,392
Receivable for investments sold	—	42,390
Dividends and interest receivable	66,993	5,559
Other accounts receivable	99,877	—
Prepaid expenses and other assets	7,232	3,336
Total Assets	189,514,267	11,612,406
LIABILITIES:
Payable to Adviser	170,992	11,589
Payable to Trustees and Officers	3,161	207
Payable for collateral received for securities loaned	21,133,565	714,121
Payable for withdrawn capital	130,756	—
Accrued expenses and other liabilities	26,766	11,346
Total Liabilities	21,465,240	737,263
Net Assets	$168,049,027	$10,875,143
(1) Cost of investments	$104,467,035	$8,651,163
(2) Includes loaned securities with a market value of	$20,765,137	$699,502
(3) Cost of foreign currencies	$—	$1,891

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2014 (Unaudited)

	The Paradigm Portfolio	The Medical Portfolio
ASSETS:
Investments, at value (1)(2)	$1,429,635,697	$32,135,005
Foreign currencies, at value (3)	5,483	—
Cash	214,005	3,813
Receivable for contributed capital	1,295,433	69,419
Receivable for investments sold	257,541	—
Dividends and interest receivable	292,995	28,543
Prepaid expenses and other assets	171,708	4,046
Total Assets	1,431,872,862	32,240,826
LIABILITIES:
Payable to Adviser	1,370,867	27,149
Payable to Trustees and Officers	23,805	471
Payable for securities purchased	422,220	—
Payable for collateral received for securities loaned	74,540,645	5,313,927
Payable for withdrawn capital	1,058,614	20,838
Accrued expenses and other liabilities	163,691	10,605
Total Liabilities	77,579,842	5,372,990
Net Assets	$1,354,293,020	$26,867,836
(1) Cost of investments	$924,237,772	$22,537,677
(2) Includes loaned securities with a market value of	$73,703,910	$5,028,621
(3) Cost of foreign currencies	$5,483	$—

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS Statements of Assets & Liabilities — (Continued) June 30, 2014 (Unaudited)

	The Small Cap Opportunities Portfolio	The Market Opportunities Portfolio
ASSETS:
Investments, at value (1)(2)	$472,924,234	$69,292,146
Cash	—	75,586
Receivable for contributed capital	2,930,127	791
Receivable for investments sold	—	143,253
Dividends and interest receivable	180,809	16,735
Other accounts receivable	20,977	—
Prepaid expenses and other assets	51,196	5,610
Total Assets	476,107,343	69,534,121
LIABILITIES:
Payable to Adviser	430,149	65,351
Payable to Trustees and Officers	7,032	1,199
Payable for securities purchased	10,493	232,339
Payable for collateral received for securities loaned	48,702,392	5,564,976
Payable for withdrawn capital	971,288	108,037
Accrued expenses and other liabilities	53,992	18,591
Total Liabilities	50,175,346	5,990,493
Net Assets	$425,931,997	$63,543,628
(1) Cost of investments	$381,157,581	$52,369,667
(2) Includes loaned securities with a market value of	$47,293,574	$5,474,060

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2014 (Unaudited)

	The Alternative Income Portfolio	The Multi- Disciplinary Portfolio
ASSETS:
Investments, at value (1)(2)	$30,626,174	$139,712,880
Cash	118,886	441,093
Receivable for contributed capital	757	615,183
Receivable for investments sold	—	5,008
Dividends and interest receivable	84,684	1,128,451
Prepaid expenses and other assets	1,167	5,654
Total Assets	30,831,668	141,908,269
LIABILITIES:
Written options, at value (3)	684,115	1,697,651
Payable to Adviser	21,823	112,404
Payable to Trustees and Officers	489	1,880
Payable for securities purchased	56,237	2,030,955
Payable for collateral received for securities loaned	—	25,078,937
Payable for withdrawn capital	106,618	65,412
Accrued expenses and other liabilities	18,362	24,942
Total Liabilities	887,644	29,012,181
Net Assets	$29,944,024	$112,896,088
(1) Cost of investments	$30,573,645	$137,449,056
(2) Includes loaned securities with a market value of	$—	$24,410,710
(3) Premiums received	$1,565,600	$3,340,899

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations
For the Six Months Ended June 30, 2014 (Unaudited)

	The Internet Portfolio	The Global Portfolio
INVESTMENT INCOME:
Dividends†	$379,750	$37,532
Interest	576	58
Income from securities lending	15,170	22,983
Total investment income	395,496	60,573
EXPENSES:
Investment advisory fees	1,058,487	71,967
Administration fees	36,819	2,933
Professional fees	8,613	4,243
Fund accounting fees	13,483	3,182
Trustees’ and Officers’ fees and expenses	3,832	314
Custodian fees and expenses	277	6,377
Other expenses	4,427	231
Total expenses	1,125,938	89,247
Net investment loss	(730,442)	(28,674)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	2,584,505	257,030
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(6,032,141)	71,420
Net realized and unrealized gain (loss) on investments	(3,447,636)	328,450
Net increase (decrease) in net assets resulting from operations	$(4,178,078)	$299,776
† Net of foreign taxes withheld of:	$1,409	$2,126

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2014 (Unaudited)

	The Paradigm Portfolio	The Medical Portfolio
INVESTMENT INCOME:
Dividends†	$3,222,334	$279,538
Interest	7,466	148
Income from securities lending	794,463	31,728
Total investment income	4,024,263	311,414
EXPENSES:
Investment advisory fees	8,173,674	164,582
Administration fees	281,329	5,687
Professional fees	42,615	4,658
Fund accounting fees	98,830	2,871
Trustees’ and Officers’ fees and expenses	34,952	692
Custodian fees and expenses	62,698	7,172
Other expenses	27,818	533
Total expenses	8,721,916	186,195
Net investment income (loss)	(4,697,653)	125,219
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	8,885,297	124,901
Net change in unrealized appreciation of:
Investments and foreign currency	58,393,408	2,081,524
Net realized and unrealized gain on investments	67,278,705	2,206,425
Net increase in net assets resulting from operations	$62,581,052	$2,331,644
† Net of foreign taxes withheld of:	$125,257	$24,610

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2014 (Unaudited)

	The Small Cap Opportunities Portfolio	The Market Opportunities Portfolio
INVESTMENT INCOME:
Dividends†	$1,146,097	$399,746
Interest	1,931	461
Income from securities lending	242,415	34,234
Total investment income	1,390,443	434,441
EXPENSES:
Investment advisory fees	2,506,653	409,237
Administration fees	85,439	14,166
Professional fees	16,516	5,804
Fund accounting fees	31,709	6,636
Trustees’ and Officers’ fees and expenses	14,204	1,691
Custodian fees and expenses	20,329	13,159
Other expenses	4,295	1,398
Total expenses	2,679,145	452,091
Net investment loss	(1,288,702)	(17,650)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	10,608,921	3,364,667
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	7,798,558	(3,037,348)
Net realized and unrealized gain on investments	18,407,479	327,319
Net increase in net assets resulting from operations	$17,118,777	$309,669
† Net of foreign taxes withheld of:	$13,168	$14,449

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2014 (Unaudited)

	The Alternative Income Portfolio	The Multi- Disciplinary Portfolio
INVESTMENT INCOME:
Dividends	$21,223	$244,111
Interest	78,001	1,580,137
Income from securities lending	4,052	13,289
Total investment income	103,276	1,837,537
EXPENSES:
Investment advisory fees	122,810	640,659
Administration fees	5,775	23,967
Professional fees	4,726	6,824
Fund accounting fees.	27,967	17,748
Trustees’ and Officers’ fees and expenses	794	2,422
Custodian fees and expenses	3,594	9,960
Other expenses	412	2,036
Total expenses	166,078	703,616
Net investment income (loss)	(62,802)	1,133,921
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	(45,843)	(2,104,887)
Written option contracts expired or closed	393,726	2,683,126
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	109,699	4,988,596
Written option contracts	274,957	(1,688,291)
Net realized and unrealized gain on investments	732,539	3,878,544
Net increase in net assets resulting from operations	$669,737	$5,012,465

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Internet Portfolio		The Global Portfolio
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2014	December 31,	June 30, 2014	December 31,
	(Unaudited)	2013	(Unaudited)	2013
OPERATIONS:
Net investment loss	$(730,442)	$(1,454,560)	$(28,674)	$(11,316)
Net realized gain on sale of
investments, foreign
currency and distributions
received from other investment
companies	2,584,505	11,541,829	257,030	66,987
Net change in unrealized
appreciation (depreciation)
of investments and foreign
currency	(6,032,141)	52,885,945	71,420	2,171,749
Net increase (decrease) in net
assets resulting from
operations	(4,178,078)	62,973,214	299,776	2,227,420
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
BENEFICIAL INTEREST
TRANSACTIONS:
Contributions	4,027,962	12,808,479	983,354	4,489,494
Withdrawals	(10,659,901)	(53,634,097)	(2,625,102)	(1,037,208)
Net increase (decrease) in net assets
resulting from beneficial
interest transactions	(6,631,939)	(40,825,618)	(1,641,748)	3,452,286
Total increase (decrease) in
net assets	(10,810,017)	22,147,596	(1,341,972)	5,679,706
NET ASSETS:
Beginning of period	178,859,044	156,711,448	12,217,115	6,537,409
End of period	$168,049,027	$178,859,044	$10,875,143	$12,217,115

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Portfolio		The Medical Portfolio
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2014	December 31,	June 30, 2014	December 31,
	(Unaudited)	2013	(Unaudited)	2013
OPERATIONS:
Net investment income (loss)	$(4,697,653)	$(2,519,178)	$125,219	$(4,268)
Net realized gain (loss) on sale of
investments and foreign
currency	8,885,297	992,713	124,901	(341,050)
Net change in unrealized
appreciation of investments and
foreign currency	58,393,408	400,868,795	2,081,524	8,692,907
Net increase in net assets resulting
from operations	62,581,052	399,342,330	2,331,644	8,347,589
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
BENEFICIAL INTEREST
TRANSACTIONS:
Contributions	36,448,798	130,575,410	1,923,992	5,013,915
Withdrawals	(72,480,427)	(85,425,092)	(2,177,138)	(5,881,082)
Net increase (decrease) in net
assets resulting from beneficial
interest transactions	(36,031,629)	45,150,318	(253,146)	(867,167)
Total increase in net assets	26,549,423	444,492,648	2,078,498	7,480,422
NET ASSETS:
Beginning of period	1,327,743,597	883,250,949	24,789,338	17,308,916
End of period	$1,354,293,020	$1,327,743,597	$26,867,836	$24,789,338

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Portfolio		Opportunities Portfolio
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2014	December 31,	June 30, 2014	December 31,
	(Unaudited)	2013	(Unaudited)	2013
OPERATIONS:
Net investment income (loss)	$(1,288,702)	$23,416	$(17,650)	$156,009
Net realized gain on sale of
investments, foreign currency and
distributions received from other
investment companies	10,608,921	912,482	3,364,667	4,587,167
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	7,798,558	74,243,893	(3,037,348)	16,103,917
Net increase in net assets
resulting from operations	17,118,777	75,179,791	309,669	20,847,093
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
BENEFICIAL INTEREST
TRANSACTIONS:
Contributions	113,727,092	200,357,556	6,839,345	28,774,153
Withdrawals	(52,912,107)	(9,127,095)	(10,166,699)	(26,698,470)
Net increase (decrease) in net assets
resulting from beneficial
interest transactions	60,814,985	191,230,461	(3,327,354)	2,075,683
Total increase (decrease) in net assets	77,933,762	266,410,252	(3,017,685)	22,922,776
NET ASSETS:
Beginning of period	347,998,235	81,587,983	66,561,313	43,638,537
End of period	$425,931,997	$347,998,235	$63,543,628	$66,561,313

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Alternative Income Portfolio		The Multi- Disciplinary Portfolio
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2014	December 31,	June 30, 2014	December 31,
	(Unaudited)	2013	(Unaudited)	2013
OPERATIONS:
Net investment income (loss)	$(62,802)	$(93,420)	$1,133,921	$1,621,053
Net realized gain on sale of
investments, foreign currency,
written options, securities sold
short and distributions received
from other investment companies	347,883	332,007	578,239	2,381,562
Net change in unrealized appreciation
(depreciation) of investments,
foreign currency, written
options and securities sold short	384,656	599,148	3,300,305	(743,581)
Net increase in net assets
resulting from operations	669,737	837,735	5,012,465	3,259,034
NET INCREASE IN NET ASSETS
RESULTING FROM BENEFICIAL
INTEREST TRANSACTIONS:
Contributions	8,147,887	15,277,302	37,870,944	49,389,741
Withdrawals	(2,426,631)	(3,357,344)	(20,298,829)	(21,888,150)
Net increase in net assets
resulting from beneficial
interest transactions	5,721,256	11,919,958	17,572,115	27,501,591
Total increase in net assets	6,390,993	12,757,693	22,584,580	30,760,625
NET ASSETS:
Beginning of period	23,553,031	10,795,338	90,311,508	59,550,883
End of period	$29,944,024	$23,553,031	$112,896,088	$90,311,508

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements
June 30, 2014 (Unaudited)

1. Organization

The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, are “non-diversified” series of the Trust, except The Global Portfolio and The Multi-Disciplinary Portfolio. The Market Opportunities Portfolio commenced operations on January 31, 2006, The Alternative Income Portfolio commenced operations on June 29, 2007 and The Multi-Disciplinary Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.

Each of the Master Portfolios, except for The Alternative Income Portfolio and The Multi-Disciplinary Portfolio, seeks to provide investors with long-term capital growth. The Alternative Income Portfolio seeks to provide current income and gains. The Multi-Disciplinary Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Medical

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology industries and related technology industries, generally, with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Alternative Income and Multi-Disciplinary Portfolios utilizes a two-part investment strategy, which includes fixed income and derivatives components.

2. Significant Accounting Policies

Security Valuation
Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If the composite option price is not available, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. If none of the above are available, exchange traded options are valued at the last

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

quoted sales price. Non-exchange traded options for which over-the-counter quotations are not readily available are valued at the mean of the current bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Investment grade fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2014, 0.00%, 0.00% and 0.00% of the net assets of The Internet Portfolio, The Paradigm Portfolio and The Market Opportunities Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at June 30, 2014.

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

Written Options
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2014 the following Master Portfolios held securities restricted to institutional investors (144A Securities):

		Percentage of
	Market Value	Net Assets
The Alternative Income Portfolio	$658,595	2.20%
The Multi-Disciplinary Portfolio	17,578,917	15.57%

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio has valued the investment. At June 30, 2014, the following Master Portfolios held illiquid securities:

			Percentage of
	Market Value		Net Assets
The Internet Portfolio	$—	*	0.00%
The Paradigm Portfolio	—	*	0.00%
The Market Opportunities Portfolio	—	*	0.00%
The Multi-Disciplinary Portfolio	525,000		0.47%

* Amount is less than $0.50.

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker dealers or indirectly through repurchase agreements with respect to no more than 331/3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Short-Term Investments
The Portfolios may invest in money market funds and short-term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short-term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value. At June 30, 2014, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Portfolio invested approximately 13%, 7%, 6%, 20%, 11%, 9% and 22%, respectively, of net assets in the Mount Vernon Securities Lending Trust-Prime Portfolio which normally invests in short-term instruments with an objective of maximizing current income to the extent consistent with the preservation of capital and liquidity. Mount Vernon Securities Lending Trust-Prime Portfolio’s financial statements are available on the SEC website www.sec.gov.

Expense Allocation
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the feeder funds daily based on their proportionate interests in the respective Master Portfolios.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2014, open tax years include the tax years ended December 31, 2010 through 2013. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and discounts on the interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

3. Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. The Alternative Income Portfolio compensates the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Portfolio incurred expenses of $1,058,487, $71,967, $8,173,674, $164,582, $2,506,653, $409,237, $122,810 and $640,659, respectively, pursuant to the Agreements.

For the six months ended June 30, 2014, the Trust was allocated $13,000 for the services of the Chief Compliance Officer employed by the Adviser.

4. Approval of Investment Advisory Contracts by Trustees of Kinetics Portfolios Trust

At a meeting of the Board of Trustees of the Trust held on March 14, 2014, the Board, including all of the Trustees who are not interested persons under the 1940 Act (the “Independent Trustees”), approved the Advisory Agreements with respect to each Master Portfolio. In reaching a decision to renew the Advisory Agreements, the Board of Trustees, including all of the Independent Trustees, considered, among others (1) the nature, extent, and quality of the services to be provided by the Adviser, including, but not limited to, a review of the complexity of the services provided, whether the services are provided in a satisfactory and efficient manner; (2) the experience and qualifications of the personnel providing such services; (3) the investment performance of the Trust and the Adviser as compared with industry competitors; (4) an evaluation of the fee structure, any fee waivers, and the Trust’s expense ratios, and a comparison of them in relation to those of other investment companies having comparable investment policies and limitations; (5) possible alternative fee structures or bases for determining fees; (6) the extent to which economies of scale would be realized as the Trust grows and whether fee levels reflect these economies of scale for the benefit of the Trust’s investors; (7) the direct and indirect costs of the services to be provided (and the basis of determining and allocating these costs) and profits to be realized by the Adviser and its affiliates from their relationship with the Trust; (8) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Trust, including, if applicable, any benefits derived or to be derived by the Adviser from its relationship with the Trust such as soft dollar arrangements by which brokers provide research to the Trust or the Adviser in return for allocating the Trust’s brokerage; (9) the entrepreneurial risks borne by the Adviser, if any (e.g., because a fund is in a start-up mode or for other reasons, its revenues may be less or its expenses greater than anticipated); and (10) a

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients;

The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Master Portfolios, the profits earned by the Adviser were reasonable in light of the nature, extent and quality of the services provided to each Master Portfolio; and that each Master Portfolio was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to renew the Agreements.

5. Securities Transactions

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2014 were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other
The Internet Portfolio	$—	$446,581	$—	$4,794,301
The Global Portfolio	—	1,343,524	—	2,252,732
The Paradigm Portfolio	—	66,810,193	—	81,032,730
The Medical Portfolio	—	710,421	—	1,056,720
The Small Cap Opportunities Portfolio	—	107,432,449	—	35,834,749
The Market Opportunities Portfolio	—	8,566,319	—	7,920,783
The Alternative Income Portfolio	698,313	9,792,552	—	2,041,024
The Multi-Disciplinary Portfolio	—	63,853,176	—	17,546,348

As of December 31, 2013, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Internet	Global	Paradigm	Medical
Tax cost of Investments	117,409,807	13,048,074	1,104,043,145	19,467,492
Unrealized Appreciation	91,055,545	3,054,298	484,181,004	9,603,989
Unrealized Depreciation	(219,383)	(302,799)	(60,535,275)	(2,154,995)
Net unrealized appreciation (depreciation)	90,836,162	2,751,499	423,645,729	7,448,994

		Market	Alternative	Multi-
	Small Cap	Opportunities	Income	Disciplinary
Tax cost of Investments	339,982,206	52,397,674	21,276,045	75,897,875
Unrealized Appreciation	89,576,151	21,523,028	35,933	683,134
Unrealized Depreciation	(9,665,716)	(2,407,862)	(93,103)	(3,659,168)
Net unrealized appreciation (depreciation)	79,910,435	19,115,166	(57,170)	(2,976,034)

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, the Master Portfolios wrote the following options:

	Number	Premium
	of Contracts	Amount
The Alternative Income Portfolio
Outstanding at the Beginning of the Year	6,199	$1,141,683
Options Written	4,903	934,631
Options Expired	(1,364)	(115,643)
Options Closed	(1,756)	(395,071)
Outstanding at June 30, 2014	7,982	$1,565,600

The Multi-Disciplinary Portfolio
Outstanding at the Beginning of the Year	20,763	$5,343,721
Options Written	4,142	1,155,122
Options Exercised	(665)	(126,080)
Options Expired	(13,571)	(2,812,847)
Options Closed	(387)	(219,017)
Outstanding at June 30, 2014	10,282	$3,340,899

6. Portfolio Securities Loaned

As of June 30, 2014, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. The value of the securities on loan and the value of the related collateral at June 30, 2014, were as follows:

	Securities	Collateral
The Internet Portfolio	$20,765,137	$21,133,565
The Global Portfolio	699,502	714,121
The Paradigm Portfolio	73,703,910	74,540,645
The Medical Portfolio	5,028,621	5,313,927
The Small Cap Opportunities Portfolio	47,293,574	48,702,392
The Market Opportunities Portfolio	5,474,060	5,564,976
The Alternative Income Portfolio	—	—
The Multi-Disciplinary Portfolio	24,410,710	25,078,937

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

7.  Selected Financial Highlights

Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2014		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Total return*	(1.93	)%(2)	44.75%	23.76%	(1.47)%	21.70%	49.13%
Ratio of expenses to average net assets:	1.33	%(1)	1.37%	1.37%	1.38%	1.37%	1.37%
Ratio of net investment income (loss) to average net assets:	(0.86	)%(1)	(0.84)%	0.16%	(0.43)%	(0.33)%	(0.04)%
Portfolio turnover rate	0%		8%	9%	32%	12%	14%

	The Global Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2014		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Total return*	2.65	%(2)	28.25%	22.78%	(16.25)%	19.26%	65.44%
Ratio of expenses to average net assets:	1.55	%(1)	1.73%	1.77%	2.23%	2.43%	2.81%
Ratio of net investment income (loss) to average net assets:	(0.50	)%(1)	(0.12)%	0.40%	0.61%	(0.51)%	(0.74)%
Portfolio turnover rate	12%		15%	23%	135%	122%	53%

*	The returns are calculated by adjusting the corresponding No-Load Feeder returns by Feeder expenses and reimbursements.
(1)	Annualized.
(2)	Not annualized.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

	The Paradigm Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2014		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Total return*	4.97	%(2)	44.36%	22.06%	(14.00)%	17.65%	41.30%
Ratio of expenses to average net assets:	1.33	%(1)	1.35%	1.36%	1.37%	1.36%	1.36%
Ratio of net investment income (loss) to average net assets:	(0.72	)%(1)	(0.23)%	0.50%	0.37%	0.83%	1.15%
Portfolio turnover rate	5%		4%	6%	58%	7%	15%

	The Medical Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2014		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Total return*	9.65	%(2)	49.23%	8.81%	5.10%	4.30%	24.43%
Ratio of expenses to average net assets:	1.41	%(1)	1.41%	1.44%	1.40%	1.39%	1.43%
Ratio of net investment income (loss) to average net assets:	0.95	%(1)	(0.02)%	1.62%	0.86%	0.55%	1.14%
Portfolio turnover rate	3%		12%	0%	5%	3%	13%

	The Small Cap Opportunities Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2014		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Total return*	4.11	%(2)	59.69%	26.94%	(13.44)%	14.08%	58.38%
Ratio of expenses to average net assets:	1.34	%(1)	1.35%	1.44%	1.43%	1.42%	1.42%
Ratio of net investment income (loss) to average net assets:	(0.64	)%(1)	0.01%	0.27%	0.03%	0.02%	(0.05)%
Portfolio turnover rate	9%		6%	22%	47%	4%	4%

*	The returns are calculated by adjusting the corresponding No-Load Feeder returns by Feeder expenses and reimbursements.
(1)	Annualized.
(2)	Not annualized.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

	The Market Opportunities Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2014		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Total return*	0.77	%(2)	46.98%	17.73%	(7.63)%	11.53%	50.43%
Ratio of expenses to average net assets:	1.38	%(1)	1.40%	1.43%	1.42%	1.42%	1.42%
Ratio of net investment income (loss) to average net assets:	(0.05	)%(1)	0.27%	0.44%	0.30%	0.56%	0.26%
Portfolio turnover rate	14%		21%	26%	14%	12%	14%

	The Alternative Income Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2014		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Total return*	2.40	%(2)	4.92%	10.05%	(4.66)%	(4.43)%	16.61%
Ratio of expenses to average net assets:	1.22	%(1)	1.25%	1.49%	1.42%	1.47%	1.49%
Ratio of net investment income (loss) to average net assets:	(0.46	)%(1)	(0.54)%	1.99%	1.47%	1.04%	0.63%
Portfolio turnover rate	8%		19%	56%	69%	111%	45%

	The Multi-Disciplinary Portfolio
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2014		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Total return*	5.02	%(2)	4.39%	15.42%	0.19%	12.12%	20.73%
Ratio of expenses to average net assets:	1.37	%(1)	1.39%	1.45%	1.54%	2.41%	3.66%
Ratio of net investment income (loss) to average net assets:	2.21	%(1)	1.87%	3.23%	8.00%	2.58%	(1.20)%
Portfolio turnover rate	20%		54%	41%	74%	38%	77%

*	The returns are calculated by adjusting the corresponding No-Load Feeder returns by Feeder expenses and reimbursements.
(1)	Annualized.
(2)	Not annualized.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

8. Summary of Fair Value Exposure

Various inputs are used in determining the value of a Master Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

The Internet Portfolio

The following is a summary of the inputs used to value the The Internet Portfolio’s net assets as of June 30, 2014:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$164,174,254	$279,418	(1)	$—	(2)*	$164,453,672
Escrow Notes	—	—		—	*	—	*
Rights	135,000	—		—		135,000
Short-Term Investments	7,876	3,578,000	†	—		3,585,876
Investments Purchased with the Cash Proceeds from Securities Lending	21,133,565	—		—		21,133,565
Total Investments in Securities	$185,450,695	$3,857,418		$—		$189,308,113

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Administrative and Support Services	$1,740
Rental and Leasing Services	274,400
Telecommunications	3,278
$279,418

(2)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

Holding Company	$—	*
Transfers out of Level 1 into Level 2	$274,400

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2013	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases	—
Net sales	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2014	$—	*

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

	Fair Value at	Valuation	Unobservable
Description	6/30/2014	Techniques	Input	Range
Common Stocks	$—*	Delisted-Acquired by the U.S. Government/ Market Comparables	No active market	$0.00-$0.00
Escrow Notes	—*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
†	Priced at amortized cost.

The Global Portfolio

The following is a summary of the inputs used to value the The Global Portfolio’s net assets as of June 30, 2014:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$9,629,088	$827,058	(1)	$—	$10,456,146
Mutual Funds	88,508	—		—	88,508
Short-Term Investments	7,449	267,000	†	—	274,449
Investments Purchased with the Cash Proceeds from Securities Lending	714,121	—		—	714,121
Total Investments in Securities	$10,439,166	$1,094,058		$—	$11,533,224

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Beverage and Tobacco Product Manufacturing	$4,860
Holding Company	32,056
Oil and Gas Extraction	78,689
Real Estate	711,453
$827,058
Transfers out of Level 2 into Level 1	$620,400

Transfers were made out of Level 2 into Level 1 due to a increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.
†	Priced at amortized cost.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio’s net assets as of June 30, 2014:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$1,275,861,233	$3,753,607	(1)	$—	(2)*	$1,279,614,840
Escrow Notes	—	—		—	*	—	*
Mutual Funds	33,572	—		—		33,572
Short-Term Investments	12,966,640	62,480,000	†	—		75,446,640
Investments Purchased with the Cash Proceeds from Securities Lending	74,540,645	—		—		74,540,645
Total Investments in Securities	$1,363,402,090	$66,233,607		$—	*	$1,429,635,697

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Holding Company	$21,371
Real Estate	3,732,236
$3,753,607

(2)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

Holding Company	$—	*
	$—	*
Transfers out of Level 2 into Level 1	$2,791,800

Transfers were made out of Level 2 into Level 1 due to a increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2013	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases	—
Net sales	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2014	$—	*

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

	Fair Value at	Valuation	Unobservable
Description	6/30/2014	Techniques	Input	Range
Escrow Notes	—*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
†	Priced at amortized cost.

The Medical Portfolio

The following is a summary of the inputs used to value the The Medical Portfolio’s net assets as of June 30, 2014:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$25,848,185	$—		$—	$25,848,185
Rights	7,769	9,240		—	17,009
Short-Term Investments	9,884	946,000	†	—	955,884
Investments Purchased with the Cash Proceeds from Securities Lending	5,313,927	—		—	5,313,927
Total Investments in Securities	$31,179,765	$955,240		$—	$32,135,005

For the period ended June 30, 2014, there were no transfers into or out of Level 1 or Level 2.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2013	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	3,813
Change in unrealized appreciation (depreciation)	—
Net purchases	—
Net sales		(3,813)
Transfer in and/or out of Level 3	—
Balance as of June 30, 2014	$—

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
†	Priced at amortized cost.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value the The Small Cap Opportunities Portfolio’s net assets as of June 30, 2014:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$354,107,025	$61,074,185	(1)	$—	$415,181,210
Rights	422,611	—		—	422,611
Short-Term Investments	8,021	8,610,000	†	—	8,618,021
Investments Purchased with the Cash Proceeds from Securities Lending	48,702,392	—		—	48,702,392
Total Investments in Securities	$403,240,049	$69,684,185		$—	$472,924,234

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$23,430,743
Forestry and Logging	33,440
Holding Company	4,394,426
Mining (except Oil and Gas)	841,884
Real Estate	32,332,072
Rental and Leasing Services	37,044
Telecommunications	4,576
$61,074,185
Transfers out of Level 1 into Level 2	$70,484
Transfers out of Level 2 into Level 1	70,545

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.
†	Priced at amortized cost.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

The Market Opportunities Portfolio

The following is a summary of the inputs used to value the The Market Opportunities Portfolio’s net assets as of June 30, 2014:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$52,841,496	$4,500,816	(1)	$—		$57,342,312
Rights	—	—		—	*	—	*
Mutual Funds	44,858	—		—		44,858
Short-Term Investments	3,170,000	3,170,000	†	—		6,340,000
Investments Purchased with the Cash Proceeds from Securities Lending	5,564,976	—		—		5,564,976
Total Investments in Securities	$61,621,330	$7,670,816		$—	*	$69,292,146

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Holding Company	$1,146,024
Other Exchanges	57,814
Real Estate	3,296,978
$4,500,816
Transfers out of Level 3 into Level 2	$57,814

Transfers were made out of Level 3 into Level 2 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2013	$41,105
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	16,709
Net purchases	—
Net sales	—
Transfer in and/or out of Level 3		(57,814)
Balance as of June 30, 2014	$—	*

	Fair Value at	Valuation	Unobservable
Description	6/30/2014	Techniques	Input	Range
Rights	—	Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
†	Priced at amortized cost.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

The Alternative Income Portfolio

The following is a summary of the inputs used to value the The Alternative Income Portfolio’s net assets as of June 30, 2014:

Assets^	Level 1	Level 2		Level 3	Total
Corporate Bonds	$—	$19,518,058		$—	$19,518,058
U.S. Government Agency Issues	—	1,236,471		—	1,236,471
U.S. Treasury Obligations	—	1,599,897		—	1,599,897
Exchange Traded Funds	5,623,408	—		—	5,623,408
Purchased Put Options	—	62,340		—	62,340
Short-Term Investments	1,293,000	1,293,000	†	—	2,586,000
Total Investments in Securities	$6,916,408	$23,709,766		$—	$30,626,174
Liabilities
Written Options	$—	$684,115		$—	$684,115

For the period ended June 30, 2014, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.
†	Priced at amortized cost.

The Multi-Disciplinary Portfolio

The following is a summary of the inputs used to value the The Multi-Disciplinary Portfolio’s net assets as of June 30, 2014:

Assets^	Level 1	Level 2		Level 3	Total
Convertible Bonds	$—	$32,883,939		$—	$32,883,939
Corporate Bonds	—	63,920,049		—	63,920,049
Municipal Bonds	—	525,000		—	525,000
Escrow Notes	—	97,500		—	97,500
Exchange Traded Funds	1,351,600	—		—	1,351,600
Exchange Traded Notes	4,651	—		—	4,651
Mutual Funds	8,185,513	—		—	8,185,513
Purchased Put Options	—	1,609,249		—	1,609,249
Short-Term Investments	1,642,442	4,414,000	†	—	6,056,442
Investments Purchased with the Cash
Proceeds from Securities Lending	25,078,937	—		—	25,078,937
Total Investments in Securities	$36,263,143	$103,449,737		$—	$139,712,880
Liabilities
Written Options	$—	$1,697,651		$—	$1,697,651

For the period ended June 30, 2014, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.
†	Priced at amortized cost.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

9. Disclosures about Derivative Instruments and Hedging Activities

The Master Portfolios have adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. The Master Portfolios utilized options to implement or to gain further exposure to their respective investment strategies.

The Alternative Income Portfolio
Statement of Assets and Liabilities
Fair Values of derivative instruments as of June 30, 2014:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
Purchased Put Options	Investments, at value	$62,340		$—
Total		$62,340		$—
Written Options		$—	Written option contracts, at value	$684,115
Total		$—		$684,115

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain (Loss) on Equity Contracts

Equity Contracts
Purchased Put Options	$—
Written Put Options	393,726
Total	$393,726

Change in Unrealized Appreciation (Depreciation) on Equity Contracts

Equity Contracts
Purchased Put Options	$6,092
Written Put Options	274,957
Total	$281,049

The Alternative Income Portfolio has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Portfolio’s Statement of Assets and Liabilities and Statement of Operations. For

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

the six months ended June 30, 2014: written option contracts (4,903 contracts) were opened and $934,631 premiums were received during the period, purchased option contracts (126 contracts) were opened and $56,248 premiums were paid during the period.

The Multi-Disciplinary Portfolio
Statement of Assets and Liabilities
Fair Values of derivative instruments as of June 30, 2014:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
Purchased Put Options	Investments, at value	$1,609,249	Written option contracts, at value	$—
Total		$1,609,249		$—
Written Put Options		$—		$1,697,651
Total		$—		$1,697,651

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain (Loss) on Equity Contracts

Equity Contracts
Purchased Put Options	$—
Written Put Options	2,683,126
Total	$2,683,126

Change in Unrealized Appreciation (Depreciation) on Equity Contracts

Equity Contracts
Purchased Put Options	$206,099
Written Put Options	(1,688,291)
Total	$(1,482,192)

The Multi-Disciplinary Portfolio has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Portfolio’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2014: written option contracts (4,142 contracts) were opened and $1,155,122 premiums were received during the period, purchased option contracts (1,497 contracts) were opened and $1,024,882 premiums were paid during the period.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

10. Offsetting Assets and Liabilities

The Portfolios are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The Internet Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Internet Portfolio as of June 30, 2014:

Liabilities:		Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts not offset in the statement of financial position
	Gross Amounts of Recognized Liabilities	Statement of Financial Position	Statement of Financial Position	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Securities
Lending	$21,133,565	$—	$21,133,565	$21,133,565	$—	$—

The Global Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Global Portfolio as of June 30, 2014:

Liabilities:		Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts not offset in the statement of financial position
	Gross Amounts of Recognized Liabilities	Statement of Financial Position	Statement of Financial Position	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Securities
Lending	$714,121	$—	$714,121	$714,121	$—	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

The Paradigm Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Internet Portfolio as of June 30, 2014:

Liabilities:		Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts not offset in the statement of financial position
	Gross Amounts of Recognized Liabilities	Statement of Financial Position	Statement of Financial Position	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Securities
Lending	$74,540,645	$—	$74,540,645	$74,540,645	$—	$—

The Medical Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Medical Portfolio as of June 30, 2014:

Liabilities:		Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts not offset in the statement of financial position
	Gross Amounts of Recognized Liabilities	Statement of Financial Position	Statement of Financial Position	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Securities
Lending	$5,313,927	$—	$5,313,927	$5,313,927	$—	$—

The Small Cap Opportunities Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Small Cap Opportunities Portfolio as of June 30, 2014:

Liabilities:		Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts not offset in the statement of financial position
	Gross Amounts of Recognized Liabilities	Statement of Financial Position	Statement of Financial Position	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Securities
Lending	$48,702,392	$—	$48,702,392	$48,702,392	$—	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

The Market Opportunities Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Market Opportunities Portfolio as of June 30, 2014:

Liabilities:		Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts not offset in the statement of financial position
	Gross Amounts of Recognized Liabilities	Statement of Financial Position	Statement of Financial Position	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Securities
Lending	$5,564,976	$—	$5,564,976	$5,564,976	$—	$—

The Alternative Income Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Alternative Income Portfolio as of June 30, 2014:

Liabilities:		Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts not offset in the statement of financial position
	Gross Amounts of Recognized Liabilities	Statement of Financial Position	Statement of Financial Position	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Written
Options	$684,115	$—	$684,115	$—	$684,115	$—

The Multi-Disciplinary Portfolio

The following is a summary of the Assets and Liabilities subject to offsetting in The Multi-Disciplinary Portfolio as of June 30, 2014:

Liabilities:		Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts not offset in the statement of financial position
	Gross Amounts of Recognized Liabilities	Statement of Financial Position	Statement of Financial Position	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Written
Options	$1,697,651	$—	$1,697,651	$—	$1,697,651	$—
Securities
Lending	25,078,937	—	25,078,937	25,078,937	—	—
	$26,776,588	$—	$26,776,588	$25,078,937	$1,697,651	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2014 (Unaudited)

11. Information about Proxy Voting

Information regarding how the Master Portfolios votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

12. Information about the Portfolio Holdings

The Kinetics Portfolios Trust files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Master Portfolios’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

13. Subsequent Events

Effective July 7, 2014, The Multi-Disciplinary Portfolio changed its name to The Multi-Disciplinary Income Portfolio. The Multi-Disciplinary Fund made corresponding changes to its name on July 7, 2014.

14. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures will have on the Fund’s financial statement disclosures.

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Kinetics Mutual Funds, Inc.

615 East Michigan Street
Milwaukee, WI 53202

INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Kinetics Asset Management LLC
470 Park Avenue South
New York, NY 10016

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212

THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*            /s/ Peter B. Doyle
Peter B. Doyle, President

Date         8/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Peter B. Doyle
           Peter B. Doyle, President

Date         8/27/2014

By (Signature and Title)*           /s/ Leonid Polyakov
                                                             Leonid Polyakov, Treasurer

Date         8/26/2014
* Print the name and title of each signing officer under his or her signature.